UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01545

Eaton Vance Special Investment Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Semiannual Report June 30, 2005

EATON VANCE
BALANCED
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission ("SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and it's underlying Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Balanced Fund as of June 30, 2005

INVESTMENT UPDATE

Arieh Coll Portfolio Manager

Elizabeth S. Kenyon Portfolio Manager

Michael Mach Portfolio Manager

The Fund

Performance for the Past Six Months

•      For the six months ended June 30, 2005, the Fund’s Class A shares had a total return of -0.32%.(1) This return was the result of a decrease in net asset value (NAV) per share to $6.57 on June 30, 2005, from $6.65 on December 31, 2004, and the reinvestment of $0.059 per share in dividends.

•      The Fund’s Class B shares had a total return of -0.66%(1) for the same period, the result of a decrease in NAV per share to $12.36 on June 30, 2005, from $12.45 on December 31, 2004, and the reinvestment of $0.008 per share in dividends.

•      The Fund’s Class C shares had a total return of -0.67%(1) for the same period, the result of a decrease in NAV per share to $11.82 on June 30, 2005, from $11.91 on December 31, 2004, and the reinvestment of $0.010 per share in dividends.

•      By comparison, the average return of the Lipper Balanced Funds Classification was 0.36% during the period, while the S&P 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, returned -0.81%. In the bond market, the Lehman Government/Credit Bond Index returned 2.75% and the Lehman Aggregate Bond Index returned 2.51%.(2)

Management Discussion

•      The Fund allocates its assets among equity and fixed-income securities, with its equity holdings further diversified among growth and value-oriented stocks. This allocation is achieved through the Fund’s investments in two equity Portfolios — Capital Growth Portfolio and Large-Cap Value Portfolio — and a fixed income Portfolio, Investment Grade Income Portfolio. During the six months ended June 30, 2005, the Fund benefited from the strong performance of value stocks and solid returns from fixed-income securities. Growth stocks, which did not perform as well, detracted from returns.

•      At June 30, 2005, the Fund invested approximately 37.3% of its net assets in Capital Growth Portfolio, which invests in a diversified portfolio of equity securities. During the first six months of 2005, the Portfolio’s greater emphasis on consumer non-durables, such as personal care products, detracted from returns, as these types of stocks generally underperformed the broader market. However, in the second calendar quarter of 2005, growth stocks recovered strongly from a difficult first quarter, and this recovery bolstered the returns of stocks held in the Capital Growth Portfolio.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)  These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class R generally has no sales charge. See page 3 for more performance information.

(2)  It is not possible to invest directly in an Index or a Lipper Classification. The Indexes’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Balanced Fund as of June 30, 2005

FUND PERFORMANCE

•      At June 30, 2005, the Fund invested approximately 30.7% of its net assets in Large-Cap Value Portfolio, which invests in equities with a value orientation that are issued by large-cap companies. During the first six months of 2005, this Portfolio benefited from strong performance in the energy sector as a result of high oil and gas prices. Utility stocks also contributed due to declining long-term interest rates, high energy prices, and strong global demand for power. Stock selection in the industrials sector detracted from relative returns, however.

•      At June 30, 2005, the Fund invested approximately 32.1% of its net assets in Investment Grade Income Portfolio, which invests in investment-grade fixed-income securities, such as corporate bonds and Treasuries. In the first half of 2005, this Portfolio’s performance benefited from the general decline in long-term interest rates during the period, helping it contribute positively to the Fund’s returns. However, the Portfolio’s lower sensitivity to interest-rate changes caused its performance to detract from that of the Lehman indexes.

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	7.99%	7.24%	7.24%
Five Years	2.55	1.77	1.77
Ten Years	7.20	6.32	6.06
Life of Fund†	9.52	6.44	6.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	1.74%	2.24%	6.24%
Five Years	1.35	1.42	1.77
Ten Years	6.57	6.32	6.06
Life of Fund†	9.43	6.44	6.19

†      Inception Dates – Class A: 4/1/32; Class B: 11/2/93; Class C: 11/2/93

*      Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If the sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.eatonvance.com.

Equity Assets — Top 10 Sector Weightings*
As a percentage of the Fund’s net assets

As of 6/30/05, Capital Growth Portfolio represented approximately 37.3% of the Fund’s assets, while Large-Cap Value Portfolio represented approximately 30.7% of the Fund’s assets.

Investment Grade Income Portfolio Allocation*

As a percentage of the Fund’s net assets

As of 6/30/05, Investment Grade Income Portfolio represented approximately 32.1% of the Fund’s net assets.

*                 Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

3

Eaton Vance Balanced Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 — June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Balanced Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$996.80	$5.99
Class B	$1,000.00	$993.40	$9.69
Class C	$1,000.00	$993.30	$9.69

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.06
Class B	$1,000.00	$1,015.10	$9.79
Class C	$1,000.00	$1,015.10	$9.79

*      Expenses are equal to the Fund’s annualized expense ratio of 1.21% for Class A shares, 1.96% for Class B shares, and 1.96%for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance Balanced Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Capital Growth Portfolio, at value (identified cost, $60,719,240)	$73,478,347
Investment in Investment Grade Income Portfolio, at value (identified cost, $60,865,627)	63,248,037
Investment in Large-Cap Value Portfolio Portfolio, at value (identified cost, $50,353,301)	60,548,819
Receivable for Fund shares sold	12,269
Receivable from the Transfer Agent	104
Prepaid expenses	3,785
Total assets	$197,291,361
Liabilities
Payable for Fund shares redeemed	$99,502
Payable to affiliate for distribution and service fees	2,202
Payable to affiliate for Trustees' fees	643
Accrued expenses	71,082
Total liabilities	$173,429
Net Assets	$197,117,932
Sources of Net Assets
Paid-in capital	$180,986,944
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(8,984,747)
Accumulated distributions in excess of net investment income	(221,300)
Net unrealized appreciation from Portfolios (computed on the basis of identified cost)	25,337,035
Total	$197,117,932
Class A Shares
Net Assets	$147,484,213
Shares Outstanding	22,446,882
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.57
Maximum Offering Price Per Share (100 ÷ 94.25 of $6.57)	$6.97
Class B Shares
Net Assets	$36,258,844
Shares Outstanding	2,934,428
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$12.36
Class C Shares
Net Assets	$13,374,875
Shares Outstanding	1,131,798
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$11.82
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest allocated from Portfolios	$1,405,553
Dividends allocated from Portfolios (net of foreign taxes, $4,872)	1,071,706
Expenses allocated from Portfolios	(716,424)
Net investment income from Portfolios	$1,760,835
Expenses
Trustees' fees and expenses	$1,234
Distribution and service fees Class A	184,150
Class B	187,148
Class C	64,441
Transfer and dividend disbursing agent fees	141,383
Registration fees	26,941
Legal and accounting services	22,600
Custodian fee	20,287
Printing and postage	15,470
Miscellaneous	4,178
Total expenses	$667,832
Net investment income	$1,093,003
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,333,837
Foreign currency transactions	(6,213)
Net realized gain	$3,327,624
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(5,541,725)
Foreign currency	2,555
Net change in unrealized appreciation (depreciation)	$(5,539,170)
Net realized and unrealized loss	$(2,211,546)
Net decrease in net assets from operations	$(1,118,543)

See notes to financial statements

5

Eaton Vance Balanced Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,093,003	$1,856,392
Net realized gain from investment and foreign currency transactions	3,327,624	6,825,143
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(5,539,170)	12,726,268
Net increase (decrease) in net assets from operations	$(1,118,543)	$21,407,803
Distributions to shareholders - From net investment income Class A	$(1,328,276)	$(1,959,761)
Class B	(23,655)	(163,529)
Class C	(10,855)	(51,178)
Total distributions to shareholders	$(1,362,786)	$(2,174,468)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$3,769,666	$8,762,163
Class B	3,226,582	10,454,696
Class C	1,630,433	5,137,071
Net asset value of shares issued to shareholders in payment of distributions declared Class A	869,451	1,253,606
Class B	18,795	132,840
Class C	9,290	42,029
Cost of shares redeemed Class A	(11,746,087)	(21,779,817)
Class B	(4,440,395)	(9,901,465)
Class C	(1,373,849)	(3,480,596)
Net asset value of shares exchanged Class A	1,513,796	13,148,639
Class B	(1,513,796)	(13,148,639)
Net decrease in net assets from Fund share transactions	$(8,036,114)	$(9,379,473)
Net increase (decrease) in net assets	$(10,517,443)	$9,853,862
Net Assets
At beginning of period	$207,635,375	$197,781,513
At end of period	$197,117,932	$207,635,375
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(221,300)	$48,483

See notes to financial statements

6

Eaton Vance Balanced Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)(2)	2000(1)
Net asset value - Beginning of period	$6.650		$6.040	$4.990	$5.910	$6.220	$7.920
Income (loss) from operations
Net investment income	$0.042		$0.070	$0.022	$0.043	$0.084	$0.161
Net realized and unrealized gain (loss)	(0.063)		0.623	1.073	(0.908)	(0.238)	(0.162)
Total income (loss) from operations	$(0.021)		$0.693	$1.095	$(0.865)	$(0.154)	$(0.001)
Less distributions
From net investment income	$(0.059)		$(0.083)	$(0.045)	$(0.049)	$(0.095)	$(0.160)
From net realized gain	-		-	-	-	(0.061)	(1.539)
From tax return of capital	-		-	-	(0.006)	-	-
Total distributions	$(0.059)		$(0.083)	$(0.045)	$(0.055)	$(0.156)	$(1.699)
Net asset value - End of period	$6.570		$6.650	$6.040	$4.990	$5.910	$6.220
Total Return(3)	(0.32)%		11.57%	22.04%	(14.70)%	(2.36)%	(0.11)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$147,484		$155,088	$139,528	$123,816	$167,290	$205,944
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.21	%(7)†	1.21%†	1.25%	1.23%	1.18%	1.11%
Net investment income	1.30	%(7)†	1.13%†	0.40%	0.81%	1.47%	2.10%
Portfolio Turnover of the Balanced Portfolio	-		-	-	-	-	60	%(5)
Portfolio Turnover of the Capital Growth Portfolio	124%		213%	240%	231%	264%	271	%(6)
Portfolio Turnover of the Investment Grade Income Portfolio	22%		71%	65%	55%	46%	47	%(6)
Portfolio Turnover of the Large-Cap Value Portfolio	21%		56%	57%	-	-	-

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(5)  For the period from January 1, 2000 to March 6, 2000.

(6)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(7)  Annualized.

†  The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

7

Eaton Vance Balanced Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)(2)	2000(1)
Net asset value - Beginning of period	$12.450		$11.300	$9.320	$11.050	$11.580	$13.410
Income (loss) from operations
Net investment income (loss)	$0.033		$0.043	$(0.036)	$0.006	$0.078	$0.172
Net realized and unrealized gain (loss)	(0.115)		1.154	2.021	(1.701)	(0.447)	(0.298)
Total income (loss) from operations	$(0.082)		$1.197	$1.985	$(1.695)	$(0.369)	$(0.126)
Less distributions
From net investment income	$(0.008)		$(0.047)	$(0.005)	$(0.029)	$(0.100)	$(0.165)
From net realized gain	-		-	-	-	(0.061)	(1.539)
From tax return of capital	-		-	-	(0.006)	-	-
Total distributions	$(0.008)		$(0.047)	$(0.005)	$(0.035)	$(0.161)	$(1.704)
Net asset value - End of period	$12.360		$12.450	$11.300	$9.320	$11.050	$11.580
Total Return(3)	(0.66)%		10.63%	21.30%	(15.38)%	(3.13)%	(1.00)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$36,259		$39,336	$47,909	$34,516	$43,303	$50,818
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.96	%(7)†	1.96%†	2.00%	1.98%	1.93%	1.89%
Net investment income (loss)	0.55	%(7)†	0.37%†	(0.35)%	0.06%	0.72%	1.31%
Portfolio Turnover of the Balanced Portfolio	-		-	-	-	-	60	%(5)
Portfolio Turnover of the Capital Growth Portfolio	124%		213%	240%	231%	264%	271	%(6)
Portfolio Turnover of the Investment Grade Income Portfolio	22%		71%	65%	55%	46%	47	%(6)
Portfolio Turnover of the Large-Cap Value Portfolio	21%		56%	57%	-	-	-

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(5)  For the period from January 1, 2000 to March 6, 2000.

(6)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(7)  Annualized.

†  The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

8

Eaton Vance Balanced Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)(2)	2000(1)
Net asset value - Beginning of period	$11.910		$10.810	$8.920	$10.580	$11.090	$12.900
Income (loss) from operations
Net investment income (loss)	$0.032		$0.043	$(0.034)	$0.006	$0.074	$0.164
Net realized and unrealized gain (loss)	(0.112)		1.106	1.929	(1.631)	(0.423)	(0.280)
Total income (loss) from operations	$(0.080)		$1.149	$1.895	$(1.625)	$(0.349)	$(0.116)
Less distributions
From net investment income	$(0.010)		$(0.049)	$(0.005)	$(0.029)	$(0.100)	$(0.155)
From net realized gain	-		-	-	-	(0.061)	(1.539)
From tax return of capital	-		-	-	(0.006)	-	-
Total distributions	$(0.010)		$(0.049)	$(0.005)	$(0.035)	$(0.161)	$(1.694)
Net asset value - End of period	$11.820		$11.910	$10.810	$8.920	$10.580	$11.090
Total Return(3)	(0.67)%		10.66%	21.25%	(15.40)%	(3.09)%	(0.97)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,375		$13,211	$10,344	$6,938	$7,434	$11,994
Ratios (As a percentage of average daily net assets):
Expenses(4)	1.96	%(7)†	1.96%†	2.00%	1.98%	1.93%	1.92%
Net investment income (loss)	0.55	%(7)†	0.38%†	(0.35)%	0.06%	0.72%	1.30%
Portfolio Turnover of the Balanced Portfolio	-		-	-	-	-	60	%(5)
Portfolio Turnover of the Capital Growth Portfolio	124%		213%	240%	231%	264%	271	%(6)
Portfolio Turnover of the Investment Grade Income Portfolio	22%		71%	65%	55%	46%	47	%(6)
Portfolio Turnover of the Large-Cap Value Portfolio	21%		56%	57%	-	-	-

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per-share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolios' allocated expenses.

(5)  For the period from January 1, 2000 to March 6, 2000.

(6)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(7)  Annualized.

†  The expenses of one or more Portfolios reflect a voluntary reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

See notes to financial statements

9

Eaton Vance Balanced Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares, eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the following three Portfolios: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the three Portfolios combined are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (72.7%, 61.0% and 4.2%, respectively, at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

10

Eaton Vance Balanced Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $12,155,671, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, $(1,741,976) and December 31, 2010, $(10,413,695).

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Other - Investment transactions are accounted for on a trade-date basis.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	579,852	1,423,944
Issued to shareholders electing to receive payments of distributions in Fund shares	132,767	201,117
Redemptions	(1,813,672)	(3,537,503)
Exchange from Class B shares	234,602	2,144,060
Net increase (decrease)	(866,451)	231,618

11

Eaton Vance Balanced Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	265,388	910,079
Issued to shareholders electing to receive payments of distributions in Fund shares	1,532	11,587
Redemptions	(365,887)	(856,352)
Exchange to Class A shares	(125,214)	(1,147,484)
Net decrease	(224,181)	(1,082,170)
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	140,129	466,076
Issued to shareholders electing to receive payments of distributions in Fund shares	792	3,827
Redemptions	(118,098)	(317,550)
Net increase	22,823	152,353

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the Capital Growth Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the Investment Grade Income Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the Large-Cap Value Portfolio, the fee is computed at the annual rate of 0.625% of the Portfolio's average daily net assets. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $12,070 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $9,663 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $140,361 and $48,331 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $675,000 and $1,700,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $184,150, $46,787, and $16,110 for Class A, Class B, and Class C shares, respectively.

12

Eaton Vance Balanced Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $40,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the six months ended June 30, 2005, aggregated $1,709,672 and $5,049, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the six months ended June 30, 2005, aggregated $0 and $0, respectively. Increases and decreases in the Fund's investment in the Large-Cap Value Portfolio for the six months ended June 30, 2005, aggregated $132,800 and $11,884,165, respectively.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	16,568,203	283,549
James B. Hawkes	16,589,533	262,219
Samuel L. Hayes, III	16,566,417	285,336
William H. Park	16,585,016	266,736
Ronald A. Pearlman	16,581,343	270,409
Norton H. Reamer	16,567,267	284,485
Lynn A. Stout	16,567,733	284,020
Ralph F. Verni	16,576,855	274,898

Each nominee was also elected a Trustee of each Portfolio in which the Fund invests.

13

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds - 30.0%
Security	Principal Amount (000's omitted)	Value
Aerospace / Defense - 1.1%
Lockheed Martin Corp., 7.20%, 5/1/36	$665	$862,102
United Technologies Corp., 7.00%, 9/15/06	275	284,727
		$1,146,829
Banks - 4.5%
Inter-American Development Bank, 6.95%, 8/1/26	$220	$283,068
Inter-American Development Bank, 8.40%, 9/1/09	1,000	1,167,079
State Street Corp., 7.35%, 6/15/26	1,510	1,945,448
US Bancorp, 7.50%, 6/1/26	1,000	1,314,957
		$4,710,552
Beverages - 1.3%
Coca-Cola Enterprises, 7.00%, 10/1/26	$1,065	$1,301,895
		$1,301,895
Cable Television - 0.1%
Comcast Cable Communication, 8.50%, 5/1/27	$85	$114,310
		$114,310
Conglomerates - 0.5%
ITT Corp., 8.55%, 6/15/09	$450	$508,491
		$508,491
Containers-Paper / Plastic - 0.5%
First Brands Corp., 7.25%, 3/1/07	$505	$530,228
		$530,228
Data Processing-Management - 0.6%
First Data Corp. MTN, 6.375%, 12/15/07	$560	$588,732
		$588,732
Diversified Manufacturing - 2.1%
Eaton Corp., 6.50%, 6/1/25	$400	$474,224
Ingersoll-Rand Co., 6.48%, 6/1/25	69	81,341
Ingersoll-Rand, MTN, 6.015%, 2/15/28	1,310	1,518,814
Ingersoll-Rand, MTN, 6.13%, 11/18/27	90	104,836
		$2,179,215

Security	Principal Amount (000's omitted)	Value
Drugs - 0.4%
Merck & Co., Inc., MTN, 5.76%, 5/3/37	$405	$448,135
		$448,135
Financial Services - 5.2%
Associates Corp., N.A., 5.96%, 5/15/37	$30	$35,515
Commercial Credit Corp., 8.70%, 6/15/10	100	119,265
General Electric Capital Corp., 5.00%, 6/15/07	1,000	1,017,577
General Electric Capital Corp., MTN, 3.295%, 3/2/09(1)	710	695,267
Lehman Brothers Holdings, MTN, 3.265%, 4/20/07(1)	675	675,871
Merrill Lynch & Co., MTN, 3.47%, 2/6/09(1)	710	712,102
Merrill Lynch & Co., MTN, 3.664%, 1/31/08(1)	260	259,582
National Rural Utilities, 6.00%, 5/15/06	1,265	1,287,998
SLM Corp., MTN, 3.381%, 7/25/07(1)	635	637,170
		$5,440,347
Foods - 1.4%
Conagra Foods, Inc., 6.70%, 8/1/27	$1,225	$1,447,581
		$1,447,581
Household Products - 0.7%
Procter & Gamble Co., 8.00%, 9/1/24	$485	$673,337
		$673,337
Medical Products - 1.9%
Bard (C.R.), Inc., 6.70%, 12/1/26	$400	$468,912
Beckman Coulter, Inc., 7.05%, 6/1/26	1,200	1,487,207
		$1,956,119
Metals - 0.9%
Barrick Gold Finance Inc., 7.50%, 5/1/07	$885	$936,319
		$936,319
Oil and Gas-Equipment and Services - 0.3%
Transocean Inc., 7.45%, 4/15/27	$240	$307,283
		$307,283
Retail-Building Products - 1.6%
Lowe's Cos., Inc., MTN, 7.11%, 5/15/37	$1,240	$1,625,578
		$1,625,578

See notes to financial statements

1

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Super Regional Banks - 2.5%
Bank of America Corp., MTN, 6.975%, 3/7/37	$1,090	$1,378,775
First Union Corp., 6.824%, 8/1/26	265	347,202
SunTrust Banks, 6.00%, 2/15/26	115	129,776
SunTrust Banks, 6.00%, 1/15/28	370	417,287
SunTrust Banks, 7.375%, 7/1/06	270	277,289
		$2,550,329
Telecommunications - 1.2%
Harris Corp., 6.35%, 2/1/28	$225	$244,816
Verizon Wireless Capital LLC, 5.375%, 12/15/06	1,000	1,019,472
		$1,264,288
Telephone-Integrated - 1.3%
BellSouth Capital Funding, 6.04%, 11/15/26	$1,250	$1,363,280
		$1,363,280
Utilities - 1.9%
Baltimore Gas and Electric, MTN, 6.73%, 6/12/12	$500	$560,735
Oklahoma Gas and Electric, 6.65%, 7/15/27	1,210	1,428,515
		$1,989,250
Total Corporate Bonds (identified cost $28,854,642)		$31,082,098
Asset Backed Securities - 4.4%
Security	Principal Amount (000's omitted)	Value
BOIT Series 2003-B1, Class B-1, 3.59%, 12/15/10(1)	$935	$941,076
CCCIT Series 2003-A4 Class A4, 3.50%, 3/20/09(1)	1,000	1,001,966
CHAMT Series 2004-1B, Class B, 3.42%, 5/15/09(1)	935	935,535
MBNAS, Series 2003-A3 Class A3, 3.34%, 8/16/10(1)	1,000	1,003,461
TAOT, Series 2003-B Class A3, 3.25%, 8/15/07(1)	657	657,530
Total Asset Backed Securities (identified cost, $4,532,974)		$4,539,568
Mortgage-Backed Securities - 19.0%
Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$947	$896,100
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	219	226,956

Security	Principal Amount (000's omitted)	Value
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	$1,039	$1,068,042
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	1,431	1,470,629
FHLMC, PAC CMO, Series 1385-H, 6.50%, 8/15/07	1	595
FHLMC, PAC CMO, Series 1564-H, 6.50%, 8/15/08	111	112,623
FHLMC, PAC CMO, Series 1626-PT, 6.00%, 12/15/08	924	943,926
FHLMC, PAC CMO, Series 1637-G, 6.00%, 6/15/23(2)	316	320,325
FHLMC, PAC CMO, Series 1642-PH, 5.50%, 3/15/23(2)	86	86,650
FHLMC, PAC CMO, Series 1684-G, 6.50%, 3/15/23(2)	34	33,925
FHLMC, PAC CMO, Series 1758-G, 5.50%, 10/15/09	401	409,212
FHLMC, PAC CMO, Series 2456-AE, 6.50%, 4/15/31	254	256,091
FHLMC, PAC CMO, Series 2509-QD, 5.50%, 11/15/27	607	609,688
FHLMC, PAC CMO, Series 2534-HG, 4.50%, 4/15/16	1,357	1,360,476
FHLMC, PAC CMO, Series 2542-PY, 5.00%, 6/15/28	600	606,991
FNMA, CMO, Series 2003-25-EC, 4.50%, 3/25/17	894	896,134
FNMA, PAC CMO, Series 1993-117-J, 6.50%, 7/25/08	1,043	1,069,398
FNMA, PAC CMO, Series 1993-211-PJ, 6.00%, 11/25/08	385	393,656
FNMA, PAC CMO, Series 1994-30-JA, 5.00%, 7/25/23(2)	974	973,380
FNMA, PAC CMO, Series 2002-82-XJ, 4.50%, 9/25/12	1,598	1,600,829
FNMA, PAC CMO, Series 2003-8-QB, 4.50%, 12/25/12	585	586,244
FNMA, Pool #323844, 7.00%, 7/1/14	1,522	1,595,271
FNMA, Pool #448183, 5.50%, 10/1/13	215	220,526
FNMA, Pool #458151, 6.00%, 11/15/18	853	884,584
FNMA, Pool #535454, 6.00%, 2/1/15	363	375,286
FNMA, Pool #545937, 6.00%, 6/1/14	371	384,383
FNMA, Pool #545948, 6.00%, 12/1/14	256	265,014
FNMA, Pool #725169, 8.00%, 3/1/13	788	839,318
GNMA, Pool #780688, 7.00%, 12/15/23(2)	329	350,758
GNMA, Pool #781412, 6.50%, 2/15/17	840	879,205
Total Mortgage-Backed Securities (identified cost, $19,842,881)		$19,716,215

See notes to financial statements

2

Investment Grade Income Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

U.S. Treasury Obligations - 24.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,204	$1,274,417
U.S. Treasury Note, 2.50%, 9/30/06	1,460	1,441,066
U.S. Treasury Note, 3.00%, 2/15/09	5,000	4,884,770
U.S. Treasury Note, 3.25%, 1/15/09	2,050	2,021,413
U.S. Treasury Note, 4.00%, 2/15/14	6,340	6,380,126
U.S. Treasury Note, 4.75%, 11/15/08	1,000	1,033,438
U.S. Treasury Note, 6.00%, 8/15/09	2,000	2,173,672
U.S. Treasury Note, 6.50%, 2/15/10	5,125	5,720,986
Total U.S. Treasury Obligations (identified cost, $24,726,731)		$24,929,888
U.S. Government Agency Obligations - 19.2%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 2.50%, 3/13/06	$2,250	$2,231,399
Federal Home Loan Bank, 2.875%, 8/15/06	445	440,676
Federal Home Loan Mortgage Corp., 1.875%, 2/15/06	885	874,817
Federal Home Loan Mortgage Corp., MTN, 3.00%, 9/29/06	1,400	1,383,913
Federal Home Loan Mortgage Corp., MTN, 3.30%, 9/14/07	1,400	1,385,433
Federal National Mortgage Association, 2.375%, 2/15/07	2,000	1,956,834
Federal National Mortgage Association, 3.35%, 5/10/07	1,305	1,294,697
Federal National Mortgage Association, 2.20%, 12/4/06	2,000	1,956,514
Federal National Mortgage Association, 3.29%, 11/30/06	1,245	1,236,391
Federal National Mortgage Association, 3.31%, 1/26/07	1,400	1,388,430
Federal National Mortgage Association, MTN, 6.625%, 9/15/09	3,000	3,308,925
Tennessee Valley Authority, 4.875%, 12/15/16	825	872,582
Tennessee Valley Authority, 5.88%, 4/1/36	1,275	1,538,024
Total U.S. Government Agency Obligations (identified cost, $19,599,422)		$19,868,635

Commercial Paper - 0.6%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$606	$606,000
Total Commercial Paper (at amortized cost, $606,000)		$606,000
Short-Term Investments - 1.9%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.1% (identified cost $100,162,650)		$102,742,404
Other Assets, Less Liabilities - 0.9%		$891,538
Net Assets - 100.0%		$103,633,942

BOIT - Bank One Issuance Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

CMO - Collateralized Mortgage Obligations

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

GNMA - Government National Mortgage Association (Ginnie Mae)

MBNAS - MBNA Credit Card Master Note Trust

MTN - Medium-Term Note

PAC - Planned Amortization Class

TAOT - Toyota Auto Receivables Owner Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2005.

(2)  Priced by adviser.

See notes to financial statements

3

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $100,162,650)	$102,742,404
Interest receivable	1,038,615
Total assets	$103,781,019
Liabilities
Due to bank	$107,627
Payable to affiliate for Trustees' fees	1,456
Accrued expenses	37,994
Total liabilities	$147,077
Net Assets applicable to investors' interest in Portfolio	$103,633,942
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$101,054,188
Net unrealized appreciation (computed on the basis of identified cost)	2,579,754
Total	$103,633,942

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$2,135,181
Total investment income	$2,135,181
Expenses
Investment adviser fee	$316,411
Trustees' fees and expenses	2,845
Custodian fee	33,328
Legal and accounting services	24,068
Miscellaneous	2,753
Total expenses	$379,405
Deduct - Reduction of custodian fee	$18
Total expense reductions	$18
Net expenses	$379,387
Net investment income	$1,755,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$591,644
Net realized gain	$591,644
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$88,514
Net change in unrealized appreciation (depreciation)	$88,514
Net realized and unrealized gain	$680,158
Net increase in net assets from operations	$2,435,952

See notes to financial statements

4

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$1,755,794	$3,181,676
Net realized gain from investment transactions	591,644	2,201,549
Net change in unrealized appreciation (depreciation) from investments	88,514	(1,751,349)
Net increase in net assets from operations	$2,435,952	$3,631,876
Capital transactions - Contributions	$3,497,642	$10,691,521
Withdrawals	(2,577,355)	(5,689,693)
Net increase in net assets from capital transactions	$920,287	$5,001,828
Net increase in net assets	$3,356,239	$8,633,704
Net Assets
At beginning of period	$100,277,703	$91,643,999
At end of period	$103,633,942	$100,277,703

See notes to financial statements

5

Investment Grade Income Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001(1)	2000(2)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.76	%(4)	0.75%	0.76%	0.76%	0.75%	0.74	%(4)
Net investment income	3.50	%(4)	3.43%	3.44%	4.70%	5.42%	6.34	%(4)
Portfolio Turnover	22%		71%	65%	55%	46%	47%
Total Return(3)	2.45%		3.98%	3.76%	10.75%	9.04%	-
Net assets, end of period (000's omitted)	$103,634		$100,278	$91,644	$94,066	$91,189	$108,124

(1)  The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 5.76% to 5.42%. Ratios for the period prior to January 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(4)  Annualized.

See notes to financial statements

6

Investment Grade Income Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks current income and total return by investing in a portfolio consisting primarily of fixed-income securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Balanced Fund held a 61.0% interest in the Portfolio and another investor held a 13.7% interest. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Debt securities (other than short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were $18 credit balances used to reduce the Portfolio's custodian fee.

G  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

7

Investment Grade Income Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the six months ended June 30, 2005, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $316,411. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments (including maturities and paydowns), other than U.S. Government and agency securities and short-term obligations, aggregated $686,495 and $8,232,539, respectively. Purchases and sales of U.S. Government and agency securities (including maturities and paydowns) aggregated $24,437,099 and $13,584,089, respectively for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$100,952,657
Gross unrealized appreciation	$2,808,229
Gross unrealized depreciation	(1,018,482)
Net unrealized appreciation	$1,789,747

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Fund's assets to the extent of any overdraft. At June 30, 2005, the Portfolio's payment due to IBT pursuant to the foregoing arrangement was $107,627.

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

8

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Investment Grade Income Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

The Portfolio is one of three underlying funds in which Eaton Vance Balanced Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to the Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  Information regarding the advisory fees borne indirectly by the Fund, including an independent report comparing such fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund (which includes the Fund's allocable share of the expense ratios of the Portfolio) to those of comparable funds;

•  Information regarding investment performance of the Fund in comparison to appropriate indices, as well as an independent report comparing the investment performance of the Fund to that of relevant peer groups of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Portfolio assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

9

Investment Grade Income Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund and the Portfolio have performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio and borne by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios, the Special Committee concluded that the expense ratio of the Fund are within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the investment adviser may make reimbursement payments to the Portfolio in respect of third party research services obtained by the adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements, nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

10

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Capital Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 94.8%
Security	Shares	Value
Aerospace and Defense - 1.8%
Precision Castparts Corp.	18,000	$1,402,200
Westjet Airlines, Ltd.(1)	36,000	401,208
		$1,803,408
Broadcasting and Cable - 1.3%
Central European Media Enterprises Ltd.(1)	26,000	$1,257,880
		$1,257,880
Business Services - 1.5%
Gartner Group, Inc.(1)	90,000	$955,800
Greenfield Online, Inc.(1)	41,779	507,615
ZipRealty, Inc.(1)	7,000	89,880
		$1,553,295
Casinos and Gaming - 3.9%
WMS Industries, Inc.(1)	116,500	$3,931,875
		$3,931,875
Chemicals - 3.1%
Mosaic Co., (The)(1)	35,000	$544,600
Potash Corporation of Saskatchewan, Inc.	27,000	2,580,660
		$3,125,260
Commercial Banks - 1.8%
Commerce Bancorp, Inc.	61,000	$1,848,910
Western Alliance Bancorp(1)	143	3,632
		$1,852,542
Computer Equipment - 3.0%
PalmOne, Inc.(1)	100,667	$2,996,857
		$2,996,857
Computer Peripherals - 0.9%
Zebra Technologies Corp., Class A(1)	20,000	$875,800
		$875,800
Computer Software & Services - 4.9%
Compuware Corp.(1)	133,000	$956,270
Infosys Technologies, Ltd. ADR	25,101	1,944,574

Security	Shares	Value
Computer Software & Services (continued)
Kanbay International, Inc.(1)	58,802	$1,358,914
Magma Design Automation, Inc.(1)	80,000	668,800
		$4,928,558
Consumer Services - 1.8%
Weight Watchers International, Inc.(1)	36,000	$1,857,960
		$1,857,960
Education - 1.5%
Laureate Education, Inc.(1)	18,400	$880,624
Lincoln Educational Services Corp.(1)	28,750	582,187
		$1,462,811
Electronic Components - 0.8%
Vishay Intertechnology, Inc.(1)	70,000	$830,900
		$830,900
Electronics-Semiconductor Equipment - 0.9%
Teradyne, Inc.(1)	56,000	$670,320
Veeco Instruments, Inc.(1)	13,000	211,640
		$881,960
Electronics-Semiconductors - 8.4%
Atheros Communications, Inc.(1)	172,000	$1,386,320
Cirrus Logic, Inc.(1)	185,000	982,350
Intel Corp.	34,000	886,040
International Rectifier Corp.(1)	50,000	2,386,000
LSI Logic Corp.(1)	75,000	636,750
NVIDIA Corp.(1)	83,500	2,231,120
		$8,508,580
Energy Services - 2.7%
British Energy Group PLC(1)	300,000	$2,185,080
Ormat Technologies, Inc.	26,000	496,600
		$2,681,680
Financial Services - 7.5%
Coinstar, Inc.(1)	30,500	$692,045
Countrywide Financial Corp.	15,000	579,150
E*Trade Financial Corp.(1)	157,000	2,196,430
First Marblehead Corp., (The)(1)	30,000	1,051,800

See notes to financial statements

Capital Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services (continued)
IndyMac Bancorp, Inc.	24,000	$977,520
MarketAxess Holdings, Inc.(1)	72,700	821,510
SFE Corp., Ltd.	60,000	485,603
Student Loan Corp., (The)	3,600	791,280
		$7,595,338
Health Care Services - 3.1%
Laboratory Corp. of America Holdings(1)	19,000	$948,100
McKesson Corp.	23,000	1,030,170
WellPoint, Inc.(1)	16,000	1,114,240
		$3,092,510
Instruments-Scientific - 1.0%
Fisher Scientific International, Inc.(1)	16,000	$1,038,400
		$1,038,400
Insurance - 2.0%
UnumProvident Corp.	112,000	$2,051,840
		$2,051,840
Internet Content-Entertainment - 6.7%
PartyGaming PLC(1)	1,140,000	$3,044,656
Sportingbet PLC(1)	630,000	3,703,919
		$6,748,575
Internet Services - 2.8%
Google, Inc., Class A(1)	9,700	$2,853,255
		$2,853,255
Leisure Goods / Activities / Movies - 0.5%
Six Flags, Inc.(1)	115,000	$534,750
		$534,750
Medical Products - 6.5%
Align Technology, Inc.(1)	219,000	$1,614,030
Biosite, Inc.(1)	7,300	401,427
Celgene Corp.(1)	38,000	1,549,260
Cooper Cos., Inc. (The)	16,000	973,760
Henry Schein, Inc.(1)	22,000	913,440
I-Flow Corp.(1)	51,387	855,080

Security	Shares	Value
Medical Products (continued)
Shamir Optical Industry Ltd.(1)	15,200	$245,480
		$6,552,477
Mining - 1.3%
Gammon Lake Resources, Inc.(1)	36,000	$242,280
Peabody Energy Corp.	20,000	1,040,800
		$1,283,080
Oil and Gas-Exploration and Production - 5.3%
Goodrich Petroleum Corp.	30,601	$629,769
Niko Resources, Ltd.	35,000	1,648,555
Southwestern Energy Co.(1)	35,000	1,644,300
Vintage Petroleum, Inc.	46,000	1,401,620
		$5,324,244
Personal Products - 2.2%
Gillette Co. (The)	44,000	$2,227,720
		$2,227,720
Pharmaceuticals - 3.1%
American Pharmaceutical Partners, Inc.(1)	28,000	$1,155,000
Caremark Rx, Inc.(1)	24,000	1,068,480
Shire Pharmaceuticals Group PLC ADR	29,000	951,200
		$3,174,680
Retail-Food and Drug - 3.3%
CVS Corp.	56,000	$1,627,920
Walgreen Co.	37,000	1,701,630
		$3,329,550
Retail-Specialty - 3.5%
DEB Shops, Inc.	32,492	$941,293
DSW, Inc., Class A(1)	4,180	104,291
Nu Skin Enterprises, Inc., Class A	23,000	535,900
PETsMART, Inc.	32,000	971,200
RONA, Inc.(1)	38,230	770,343
Tweeter Home Entertainment Group, Inc.(1)	95,000	237,500
		$3,560,527

See notes to financial statements

2

Capital Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunication Equipment - 2.3%
Corning, Inc.(1)	32,000	$531,840
Research in Motion Ltd.(1)	24,100	1,777,375
		$2,309,215
Wireless Communication Services - 3.9%
NII Holdings, Inc., Class B(1)	62,000	$3,964,280
		$3,964,280
Wireless Equipment - 1.5%
Novatel Wireless, Inc.(1)	122,000	$1,521,340
		$1,521,340
Total Common Stocks (identified cost $82,249,617)		$95,711,147

Commercial Paper - 3.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$3,464	$3,464,000
Total Commercial Paper (at amortized cost, $3,464,000)		$3,464,000
Short-Term Investments - 2.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 100.2% (identified cost $87,713,617)		$101,175,147
Other Assets, Less Liabilities - (0.2)%		$(155,883)
Net Assets - 100.0%		$101,019,264

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

3

Capital Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $87,713,617)	$101,175,147
Cash	2,363
Receivable for investments sold	2,699,566
Interest and dividends receivable	12,476
Tax reclaim receivable	86
Total assets	$103,889,638
Liabilities
Payable for investments purchased	$2,832,852
Payable to affiliate for Trustees' fees	1,504
Accrued expenses	36,018
Total liabilities	$2,870,374
Net Assets applicable to investors' interest in Portfolio	$101,019,264
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$87,554,648
Net unrealized appreciation (computed on the basis of identified cost)	13,464,616
Total	$101,019,264

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $925)	$535,008
Interest	93,615
Total investment income	$628,623
Expenses
Investment adviser fee	$302,319
Trustees' fees and expenses	2,624
Custodian fee	43,797
Legal and accounting services	19,275
Miscellaneous	1,609
Total expenses	$369,624
Deduct - Reduction of custodian fee	$2
Preliminary reduction of investment adviser fee	5,659
Total expense reductions	$5,661
Net expenses	$363,963
Net investment income	$264,660
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$2,717,667
Foreign currency transactions	(8,912)
Net realized gain	$2,708,755
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(8,790,537)
Foreign currency	3,084
Net change in unrealized appreciation (depreciation)	$(8,787,453)
Net realized and unrealized loss	$(6,078,698)
Net decrease in net assets from operations	$(5,814,038)

See notes to financial statements

4

Capital Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income (loss)	$264,660	$(66,092)
Net realized gain from investment and foreign currency transactions	2,708,755	5,456,860
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(8,787,453)	7,508,380
Net increase (decrease) in net assets from operations	$(5,814,038)	$12,899,148
Capital transactions - Contributions	$7,303,658	$9,272,568
Withdrawals	(2,789,819)	(8,047,612)
Net increase in net assets from capital transactions	$4,513,839	$1,224,956
Net increase (decrease) in net assets	$(1,300,199)	$14,124,104
Net Assets
At beginning of period	$102,319,463	$88,195,359
At end of period	$101,019,264	$102,319,463

See notes to financial statements

5

Capital Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004		2003	2002	2001	2000(1)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.76	%(3)*	0.77	%†*	0.73%	0.74%	0.73%	0.72	%(3)
Net investment income (loss)	0.55	%(3)	(0.08	)%†	(0.45)%	(0.43)%	(0.08)%	0.29	%(3)
Portfolio Turnover	124%		213%		240%	231%	264%	271%
Total Return(2)	(5.67)%		14.79	%(4)	31.99%	(25.17)%	(7.47)%	-
Net assets, end of period (000's omitted)	$101,019		$102,319		$88,195	$121,332	$169,318	$171,126
† The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.77	%(3)
Net investment income	0.54	%(3)

(1)  For the period from the start of business, March 7, 2000, to December 31, 2000.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(3)  Annualized.

(4)  The net realized gain on disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return.

†  The expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

*  Includes interest expense of less than .01%.

See notes to financial statements

6

Capital Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a broadly diversified list of seasoned securities representing a number of different industries. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Balanced Fund held a 72.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

7

Capital Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, $2 credit balances were used to reduce the Portfolio's custodian fee.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2005, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $302,319. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $5,659 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $115,993,822 and $111,037,325, respectively, for the six months ended June 30, 2005.

8

Capital Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal tax income tax basis, were as follows:

Aggregate cost	$87,713,617
Gross unrealized appreciation	$15,493,952
Gross unrealized depreciation	(2,032,422)
Net unrealized appreciation	$13,461,530

The net unrealized appreciation on foreign currency is $3,086.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

9

Capital Growth Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Capital Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

The Portfolio is one of three underlying funds in which Eaton Vance Balanced Fund (the "Fund") may invest. Boston Management and Research serves as investment adviser to the Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  Information regarding the advisory fees borne indirectly by the Fund, including an independent report comparing such fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund (which includes the Fund's allocable share of the expense ratios of the Portfolio) to those of comparable funds;

•  Information regarding investment performance of the Fund in comparison to appropriate indices, as well as an independent report comparing the investment performance of the Fund to that of relevant peer groups of funds;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Portfolio assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level

10

Capital Growth Portfolio

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund and the Portfolio have performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio and borne indirectly by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratios, the Special Committee concluded that the expense ratio of the Fund are within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the investment adviser may make reimbursement payments to the Portfolio in respect of third party research services obtained by the adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements, nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structures, is in the interests of shareholders.

11

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Eaton Vance Balanced Fund (the "Fund") is a fund of funds that invests in three Portfolios, Capital Growth, Large-Cap Value and Investment Grade Income Portfolios (together, the "Portfolios"), for which Boston Management and Research serves as investment adviser. The investment advisory agreements between the investment adviser and the Portfolios each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreements and the reasonableness and appropriateness of the particular fee paid by each Portfolio for the services described therein.

In evaluating the investment advisory agreements, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage each Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive.

14

Eaton Vance Balanced Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolios are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolios, and concluded that the fee breakpoints which are in place for the Capital Growth Portfolio and Investment Grade Income Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolios and the shareholders of the Fund. The Special Committee also noted that, although Large-Cap Value Portfolio's assets more than doubled from the prior year, Eaton Vance's investment management margin with respect to the Portfolio did not increase materially, indicating that Eaton Vance is not realizing material benefits from economies of scale attributable to the increase in assets. The Special Committee further noted that the investment advisory fee paid by the Portfolio is lower than the average paid by comparable funds of the same or larger size. The Special Committee concluded that the implementation of breakpoints is not warranted at this time for Large-Cap Value Portfolio.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolios may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of each Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

15

Eaton Vance Balanced Fund

INVESTMENT MANAGEMENT

Eaton Vance Balanced Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Capital Growth Portfolio
Investment Grade Income Portfolio
Large-Cap Value Portfolio

Officers
Elizabeth S. Kenyon
President and Portfolio
Manager of Investment
Grade Income Portfolio
Duncan W. Richardson
President of Capital
Growth Portfolio and
Large-Cap Value Portfolio
Arieh Coll
Vice President and Portfolio
Manager of Capital Growth
Portfolio
Michael R. Mach
Vice President and Portfolio
Manager of Large-Cap Value
Portfolio
Thomas H. Luster
Vice President of Investment
Grade Income Portfolio
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

16

This Page Intentionally Left Blank

Investment Adviser of
Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Balanced Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

162-8/05  BALSRC

Semiannual Report June 30, 2005

EATON VANCE
EMERGING
MARKETS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Emerging Markets Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 4.63% during the six months ended June 30, 2005.(1) This return resulted from an increase in net asset value per share (NAV) to $20.76 on June 30, 2005 from $20.04 on December 31, 2004, and the reinvestment of $0.013 in dividends and $0.191 in capital gain distributions.

•                  The Fund’s Class B shares had a total return of 4.43% during the six months ended June 30, 2005.(1) This return resulted from an increase in NAV to $19.95 on June 30, 2005 from $19.29 on December 31, 2004, and the reinvestment of $0.191 in capital gain distributions.

•                  In comparison, the Morgan Stanley Capital International Emerging Markets Free Index – a broad-based, unmanaged index of common stocks traded in the world’s emerging markets – had a return of 6.00% during the six months ended June 30, 2005.(2)

See page 2 for more performance information.

Market Environment

•                  Emerging stock markets were among the best-performing asset classes from mid-2004 through the first two months of 2005, boosted by strong underlying fundamentals and good corporate profit growth.  Beginning in March, however, the markets entered a correction in response to higher energy prices, rising U.S. interest rates, continuing geopolitical friction and a more guarded earnings outlook. Nonetheless, the Index posted a positive total return for the six-month period and outperformed the stock markets of many developed nations, including that of the U.S. Management regards this sell-off as a favorable development, as many emerging markets had become overextended following a 10-month rally.

Management Discussion

•                  Eaton Vance Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies located in emerging market countries, which are those considered to be developing.  The Fund currently invests its assets in a separate registered investment company with the same objective and policies as the Fund (the “Portfolio”). The Portfolio’s largest regional allocations (as a percentage of the Portfolio’s net assets) at June 30,2005 were Asia, at 56.5%; Latin America, at 20.9%; Eastern Europe, at 13.6%; and Africa, at 8.4%. From an industry standpoint, banks/money services, steel, telephone, automotive and electric – integrated were the largest weightings.

•                  Within economically sensitive sectors, selected steel manufacturers were among the Portfolio’s leading performers. While steelmakers have absorbed major increases in ore prices, demand has been strong enough to enable the companies to pass higher costs along to buyers in the form of price hikes. Demand has been especially strong for companies producing shaped steel products for the energy sector.

•                  The key global economic event during the period was the continuing surge in oil prices, a trend that had an especially profound effect on emerging countries whose energy consumption is rising sharply. Chinese energy producers performed well during the period, as potential earnings are being revalued in terms of structurally higher oil prices.

•                  Asia’s emerging markets remained closely tied to China’s economy. Not surprisingly, concerns over the possibility of a temporary slowdown in China induced corrections in the Korean, Taiwan and Thailand markets. Management identified Asian companies it believes may weather such a slowdown, including a Hong Kong-based auto maker that makes and markets cars in mainland China. The company’s inventory controls are helpful in a tighter sales environment; it has also partnered with a leading Japanese manufacturer for marketing and technical assistance.

•                  Management positioned the Portfolio more defensively in the second half of the period. Management sold or reduced positions in companies it believed had become fully valued after the market run-up. The Portfolio retained positions in stocks with continuing strong fundamentals that management believed had not become overextended. Management also shifted into more defensive stocks, with an emphasis on reasonable valuations and attractive dividends.

•                  Financial stocks were among the Portfolio’s less-than stellar performers during the six-month period, reacting to a upward trend in interest rates. Elsewhere, stocks of Latin American commodity producers and major retail chains gave ground in response to concerns over the potential impact of a fall in commodity prices on local economies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Emerging Markets Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	34.49%	33.90%
Five Years	9.65	9.03
Ten Years	8.24	7.63
Life of Fund†	8.28	7.64

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	26.73%	28.90%
Five Years	8.36	8.75
Ten Years	7.60	7.63
Life of Fund†	7.67	7.64

†      Inception dates: Class A: 12/8/94; Class B: 11/30/94

(1)  Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.  Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

Regional Weightings(2)

(2)   Regional Weightings are shown as a percentage of the Portfolio’s net assets as of June 30, 2005. Regional Weightings may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

Eaton Vance Emerging Markets Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$1,046.30	$12.58
Class B	$1,000.00	$1,044.30	$15.10

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,012.50	$12.37
Class B	$1,000.00	$1,010.00	$14.85

*                 Expenses are equal to the Fund’s annualized expense ratio of 2.48% for Class A shares and 2.98% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Emerging Markets Portfolio, at value (identified cost, $58,975,829)	$73,475,301
Receivable for Fund shares sold	218,465
Total assets	$73,693,766
Liabilities
Payable for Fund shares redeemed	$94,928
Payable to affiliate for Trustees' fees	33
Payable to affiliate for distribution and service fees	7
Accrued expenses	15,915
Total liabilities	$110,883
Net Assets	$73,582,883
Sources of Net Assets
Paid-in capital	$54,350,473
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	4,355,795
Accumulated undistributed net investment income	377,143
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	14,499,472
Total	$73,582,883
Class A Shares
Net Assets	$54,374,296
Shares Outstanding	2,619,152
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$20.76
Maximum Offering Price Per Share (100 ÷ 94.25 of $20.76)	$22.03
Class B Shares
Net Assets	$19,208,587
Shares Outstanding	963,033
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$19.95
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $97,462)	$1,311,913
Interest allocated from Portfolio	31,462
Expenses allocated from Portfolio	(471,654)
Net investment income from Portfolio	$871,721
Expenses
Management fee	$83,883
Trustees' fees and expenses	65
Distribution and service fees
Class A	124,045
Class B	87,443
Transfer and dividend disbursing agent fees	58,723
Printing and postage	18,098
Registration fees	13,756
Legal and accounting services	8,301
Custodian fee	7,881
Miscellaneous	2,205
Total expenses	$404,400
Net investment income	$467,321
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$4,309,255
Foreign currency transactions	(61,593)
Net realized gain	$4,247,662
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,607,734)
Foreign currency	5,965
Net change in unrealized appreciation (depreciation)	$(1,601,769)
Net realized and unrealized gain	$2,645,893
Net increase in net assets from operations	$3,113,214

See notes to financial statements

5

Eaton Vance Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income (loss)	$467,321	$(62,547)
Net realized gain from investments and foreign currency transactions	4,247,662	4,585,808
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,601,769)	5,407,648
Net increase in net assets from operations	$3,113,214	$9,930,909
Distributions to shareholders - From net investment income Class A	$(35,633)	$(265,345)
Class B	-	(23,812)
From net realized gain Class A	(508,119)	(1,315,005)
Class B	(183,779)	(471,321)
Total distributions to shareholders	$(727,531)	$(2,075,483)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$17,509,632	$20,585,663
Class B	5,183,527	5,709,736
Net asset value of shares issued to shareholders in payment of distributions declared Class A	473,462	1,395,195
Class B	144,846	389,935
Cost of shares redeemed Class A	(9,226,937)	(10,630,566)
Class B	(1,455,129)	(2,956,506)
Net asset value of shares exchanged Class A	393,436	1,542,400
Class B	(393,436)	(1,542,400)
Redemption Fees	1,268	4,193
Net increase in net assets from Fund share transactions	$12,630,669	$14,497,650
Net increase in net assets	$15,016,352	$22,353,076
Net Assets
At beginning of period	$58,566,531	$36,213,455
At end of period	$73,582,883	$58,566,531
Accumulated undistributed net investment income (loss) included in net assets
At end of period	$377,143	$(54,545)

See notes to financial statements

6

Eaton Vance Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended June 30, 2005	Year Ended December 31,
	(Unaudited)	2004		2003	2002	2001	2000
Net asset value - Beginning of period	$20.040	$16.810		$11.510	$10.850	$10.930	$14.680
Income (loss) from operations
Net investment income (loss)	$0.144	$-	(3)	$0.002	$(0.079)	$(0.048)	$(0.268)
Net realized and unrealized gain (loss)	0.780	3.989		5.282	0.723	(0.032)	(3.482)
Total income (loss) from operations	$0.924	$3.989		$5.284	$0.644	$(0.080)	$(3.750)
Less distributions
From net investment income	$(0.013)	$(0.130)		$-	$-	$-	$-
From net realized gain	(0.191)	(0.631)		-	-	-	-
Total distributions	$(0.204)	$(0.761)		$-	$-	$-	$-
Redemption fees	$- (5)	$0.002		$0.016	$0.016	$-	$-
Net asset value - End of period	$20.760	$20.040		$16.810	$11.510	$10.850	$10.930
Total Return(1)	4.63%	23.84%		46.05%	6.08%	(0.73)%	(25.54)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$54,374	$43,420		$24,744	$10,343	$4,136	$3,511
Ratios (As a percentage of average daily net assets):
Net expenses(2)	2.48%	2.66%		2.86%	2.95%	3.23%	3.26%
Net expenses after custodian fee reduction(2)	2.48%	2.66%		2.86%	2.95%	2.95%	2.92%
Net investment income (loss)	1.52%	0.00	%(4)	0.07%	(0.99)%	(0.46)%	(2.12)%
Portfolio Turnover of the Portfolio	18%	43%		58%	76%	125%	65%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(2)	2.49%			2.89%	3.44%	3.59%	3.35%
Expenses after custodian fee reduction(2)	2.49%			2.89%	3.44%	3.31%	3.01%
Net investment income (loss)	1.51%			0.04%	(1.48)%	(0.82)%	(2.21)%
Net investment income (loss) per share	$0.143			$0.001	$(0.118)	$(0.086)	$(0.279)

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Amount represents less than ($0.0005) per share.

(4)  Amount represents less than (0.005%).

(5)  Amount represents less than $0.0005 per share.

See notes to financial statements

7

Eaton Vance Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Net asset value - Beginning of period	$19.290	$16.200	$11.160	$10.610	$10.730	$14.510
Income (loss) from operations
Net investment income (loss)	$0.106	$(0.090)	$(0.042)	$(0.143)	$(0.129)	$(0.347)
Net realized and unrealized gain (loss)	0.745	3.842	5.082	0.693	0.009	(3.433)
Total income (loss) from operations	$0.851	$3.752	$5.040	$0.550	$(0.120)	$(3.780)
Less distributions
From net investment income	$-	$(0.032)	$-	$-	$-	$-
From net realized gain	(0.191)	(0.631)	-	-	-	-
Total distributions	$(0.191)	$(0.663)	$-	$-	$-	$-
Redemption fees	$- (3)	$0.001	$-	$-	$-	$-
Net asset value - End of period	$19.950	$19.290	$16.200	$11.160	$10.610	$10.730
Total Return(1)	4.43%	23.23%	45.16%	5.18%	(1.12)%	(26.05)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$19,209	$15,146	$11,469	$6,909	$4,605	$5,590
Ratios (As a percentage of average daily net assets):
Net expenses(2)	2.98%	3.16%	3.36%	3.45%	3.73%	3.75%
Net expenses after custodian fee reduction(2)	2.98%	3.16%	3.36%	3.45%	3.45%	3.41%
Net investment income (loss)	1.02%	(0.53)%	(0.41)%	(1.48)%	(0.97)%	(2.60)%
Portfolio Turnover of the Portfolio	18%	43%	58%	76%	125%	65%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(2)	2.99%		3.39%	3.97%	4.09%	3.84%
Expenses after custodian fee reduction(2)	2.99%		3.39%	3.97%	3.81%	3.50%
Net investment income (loss)	1.01%		(0.44)%	(2.00)%	(1.33)%	(2.69)%
Net investment income (loss) per share	$0.105		$(0.045)	$(0.193)	$(0.177)	$(0.359)

(1)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(2)  Includes the Fund's share of the Portfolio's allocated expenses.

(3)  Amount represents less than $0.0005 per share.

See notes to financial statements

8

Eaton Vance Emerging Markets Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund had net capital losses of $88,875 attributable to foreign currency transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, no credits were used to reduce the Fund's custodian fee.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Redemption Fees - Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the

9

Eaton Vance Emerging Markets Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund, or at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	862,363	1,158,774
Issued to shareholders electing to receive payments of distributions in Fund shares	23,243	70,978
Redemptions	(452,806)	(622,792)
Exchange from Class B shares	19,269	88,039
Net increase	452,069	694,999
Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	265,010	327,500
Issued to shareholders electing to receive payments of distributions in Fund shares	7,401	20,523
Redemptions	(74,571)	(179,118)
Exchange to Class A shares	(20,040)	(91,437)
Net increase	177,800	77,468

For the six months ended June 30, 2005 and the year ended December 31, 2004, the Fund received $1,268 and $4,193, respectively, in redemption fees on Class A shares.

4  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Fund up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the fee was equivalent to 0.25% of the Fund's average daily net assets for such period and amounted to $83,883. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this

10

Eaton Vance Emerging Markets Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $4,199 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $19,011 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

5  Distribution Plans

The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $90,340 and $65,582 for Class A and Class B shares, respectively, to EVD for the six months ended June 30, 2005, representing 0.36% and 0.75% of average daily net assets for Class A and Class B shares, respectively. At June 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $435,000 for Class B shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. The Fund paid or accrued service fees to EVD for the six months ended June 30, 2005 in the amounts of $33,705 and $21,861 for Class A and Class B shares, respectively.

Certain officers and Trustees of the Fund are officers of the above organization.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC's received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC's received on Class B redemptions when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $0 and $13,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $22,673,063 and $11,258,434, respectively, for the six months ended June 30, 2005.

11

Eaton Vance Emerging Markets Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	2,486,760	38,991
James B. Hawkes	2,486,033	39,718
Samuel L. Hayes, III	2,486,503	39,249
William H. Park	2,486,289	39,463
Ronald A. Pearlman	2,485,701	40,050
Norton H. Reamer	2,486,033	39,718
Lynn A. Stout	2,486,289	39,463
Ralph F. Verni	2,486,760	38,991

Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

Edward K.Y. Chen	2,486,760	38,991
Hon. Robert Lloyd George	2,486,289	39,463

12

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 93.3%
Security	Shares	Value
Automotive - 5.3%
Denway Motors, Ltd.	5,746,000	$2,036,979
Hyundai Mobis	28,130	1,881,665
		$3,918,644
Banks and Money Services - 11.5%
Grupo Financiero Banorte DA de CV	323,500	$2,130,580
Kookmin Bank	35,290	1,594,228
Public Bank Berhad	682,400	1,200,765
Standard Bank Group, Ltd.	190,261	1,836,912
Turkiye IS Bankasi-C	296,887	1,712,407
		$8,474,892
Cement - 2.2%
Siam Cement Public Company, Ltd.	272,600	$1,596,544
		$1,596,544
Chemicals - 5.6%
Nan Ya Plastics Corp.	1,028,900	$1,516,365
Reliance Industries, Ltd. GDR(1)	88,650	2,632,905
		$4,149,270
Diversified Operations - 2.8%
Sime Darby Berhad	1,361,600	$2,078,232
		$2,078,232
Electric-Integrated - 4.9%
Enersis S.A.	9,103,000	$1,917,579
Enersis S.A. ADR	9,500	99,180
Malakoff Berhad	801,400	1,601,503
		$3,618,262
Engineering and Construction - 1.9%
Daelim Industrial Co.	25,700	$1,361,454
		$1,361,454
Home Furnishings - 2.9%
Steinhoff International Holdings, Ltd.	933,000	$2,144,683
		$2,144,683

Security	Shares	Value
Insurance - 6.3%
Cathay Financial Holding Co., Ltd.	942,000	$1,895,224
China Insurance International Holdings Co., Ltd.(2)	2,596,000	956,820
Samsung Fire & Marine Insurance Co., Ltd.	21,800	1,752,273
		$4,604,317
Mining - 3.0%
AngloGold Ashanti, Ltd.	62,000	$2,212,713
		$2,212,713
Office Automation and Equipment - 1.2%
Sindo Ricoh Co.	15,680	$846,583
		$846,583
Oil and Gas-Equipment and Services - 3.0%
Lukoil Oil., ADR	59,000	$2,170,020
		$2,170,020
Oil Companies-Exploration & Production - 5.1%
CNOOC, Ltd.	3,914,000	$2,318,938
OAO Gazprom ADR	39,800	1,432,800
		$3,751,738
Oil Companies-Integrated - 5.2%
China Petroleum and Chemical Corp.	4,948,000	$1,928,113
PTT PCL	351,700	1,855,532
		$3,783,645
Paper Products - 2.2%
Kimberly-Clark de Mexico S.A. de C.V.	462,000	$1,580,941
		$1,580,941
Publishing - 2.4%
Hurriyet Gazetecilik ve Matbaacilik A.S.	764,000	$1,794,818
		$1,794,818
Retail - 2.4%
Wal-Mart de Mexico S.A.	439,000	$1,781,183
		$1,781,183

See notes to financial statements

13

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductor Components / Integrated Circuits - 2.0%
United Microelectronics Corp.(2)	2,009,000	$1,468,240
		$1,468,240
Steel - 8.7%
Cia Siderurgica Nacional S.A. ADR	69,300	$1,119,195
POSCO	12,770	2,226,106
Tenaris SA ADR	38,759	3,033,667
		$6,378,968
Telecommunications Services - 2.1%
AFK Sistema GDR	92,200	$1,512,080
		$1,512,080
Telephone-Integrated - 8.3%
Chunghwa Telecom Co., Ltd.	968,000	$1,977,610
Magyar Telekom	317,500	1,356,907
Shin Corp., Public Company, Ltd.	1,343,200	1,219,022
SK Telecom Co., Ltd. ADR	75,650	1,543,260
		$6,096,799
Tobacco - 1.8%
Companhia Souza Cruz S.A.	109,123	$1,334,983
		$1,334,983
Transportation - 2.5%
Malaysia International Shipping Corp.	395,900	$1,861,345
		$1,861,345
Total Common Stocks (identified cost $55,207,980)		$68,520,354

Preferred Stocks - 6.1%
Security	Shares	Value
Automotive - 2.9%
Hyundia Motor Co., Ltd.	59,340	$2,111,692
		$2,111,692
Electric-Integrated - 3.2%
Cia Energetica de Minas Gerais	76,250,000	$2,395,829
		$2,395,829
Total Preferred Stocks (identified cost $2,693,305)		$4,507,521
Warrants - 0.0%
Oil Companies-Exploration & Production - 0.0%
Teton Petroleum Co., Exercise price: $6, Expiration date: 10/30/05(2)(3)	80,000	$0
		$0
Total Warrants (identified cost $0)		$0
Total Investments - 99.4% (identified cost $57,901,285)		$73,027,875
Other Assets, Less Liabilities - 0.6%		$447,622
Net Assets - 100.0%		$73,475,497

ADR - American Depository Receipt

GDR - Global Depository Receipt.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $2,632,905 or 3.6% of the Portfolio's net assets.

(2)  Non-income producing security.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements

14

Emerging Markets Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Republic of Korea	18.1%	$13,317,261
Taiwan	9.3%	6,857,439
Malaysia	9.2%	6,741,845
China	8.6%	6,284,030
South Africa	8.4%	6,194,308
Mexico	7.5%	5,492,704
Russia	7.0%	5,114,900
Brazil	6.6%	4,850,007
Thailand	6.4%	4,671,098
Turkey	4.8%	3,507,225
Argentina	4.1%	3,033,667
India	3.6%	2,632,905
Chile	2.7%	2,016,759
Hungary	1.8%	1,356,907
Hong Kong	1.3%	956,820

See notes to financial statements

15

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $57,901,285)	$73,027,875
Cash	139,397
Foreign currency, at value (identified cost, $1,175)	1,160
Receivable for investments sold	649,251
Interest and dividends receivable	283,857
Total assets	$74,101,540
Liabilities
Estimated reserve for capital gains taxes	$242,550
Demand note payable	200,000
Payable for investments purchased	122,510
Payable to affiliate for Trustees' fees	1,576
Accrued expenses	59,407
Total liabilities	$626,043
Net Assets applicable to investors' interest in Portfolio	$73,475,497
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$58,338,009
Net unrealized appreciation (computed on the basis of identified cost)	15,137,488
Total	$73,475,497

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $97,462)	$1,311,917
Interest	31,462
Total investment income	$1,343,379
Expenses
Investment adviser fee	$253,672
Administration fee	83,834
Trustees' fees and expenses	4,399
Custodian fee	99,102
Legal and accounting services	27,771
Miscellaneous	4,445
Total expenses	$473,223
Deduct - Reduction of investment adviser fee	$1,567
Total expense reductions	$1,567
Net expenses	$471,656
Net investment income	$871,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$4,309,267
Foreign currency transactions	(61,593)
Net realized gain	$4,247,674
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,607,737)
Foreign currency	5,965
Net change in unrealized appreciation (depreciation)	$(1,601,772)
Net realized and unrealized gain	$2,645,902
Net increase in net assets from operations	$3,517,625

See notes to financial statements

16

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$871,723	$496,091
Net realized gain from investments and foreign currency transactions	4,247,674	4,585,825
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,601,772)	5,407,666
Net increase in net assets from operations	$3,517,625	$10,489,582
Capital transactions - Contributions	$22,673,063	$26,310,991
Withdrawals	(11,258,434)	(14,423,217)
Net increase in net assets from capital transactions	$11,414,629	$11,887,774
Net increase in net assets	$14,932,254	$22,377,356
Net Assets
At beginning of period	$58,543,243	$36,165,887
At end of period	$73,475,497	$58,543,243

See notes to financial statements

17

Emerging Markets Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005	Year Ended December 31,
	(Unaudited)	2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.40%	1.49%	1.59%	1.44%	1.93%	1.69%
Net expenses after custodian fee reduction	1.40%	1.49%	1.59%	1.44%	1.69%	1.38%
Net investment income (loss)	2.60%	1.16%	1.33%	0.57%	0.78%	(0.56)%
Portfolio Turnover	18%	43%	58%	76%	125%	65%
Total Return(1)	5.25%	25.27%	47.68%	7.30%	1.03%	-
Net assets, end of period (000's omitted)	$73,475	$58,543	$36,166	$20,152	$13,597	$14,859
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	1.41%		1.62%	1.88%		1.76%
Expenses after custodian fee reduction	1.41%		1.62%	1.88%		1.45%
Net investment income (loss)	2.59%		1.30%	0.13%		(0.63)%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

18

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are generally considered to be developing or an emerging country. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Federal Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2005, the Portfolio

19

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

did not pay any Thailand capital gains taxes pursuant to such requirements.

In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2005, the Portfolio had a reserve of $242,550 related to capital gains.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

E  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (LGM) (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, LGM receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the

20

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $253,672. LGM has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, LGM waived $1,567 of its advisory fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the administration fee was 0.25% of average daily net assets and amounted to $83,834. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $28,266,570 and $11,206,950, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,901,285
Gross unrealized appreciation	$15,699,773
Gross unrealized depreciation	(573,183)
Net unrealized appreciation	$15,126,590

The net unrealized appreciation on foreign currency is $10,898.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2005, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments

21

Emerging Markets Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

is meaningful only when all related and offsetting transactions are considered. At June 30, 2005, there were no obligations under these financial instruments outstanding.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Edward K.Y. Chen	98%	2%
Benjamin C. Esty	98%	2%
Hon. Robert Lloyd George	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

22

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Emerging Markets Portfolio (the "Portfolio") and its investment adviser, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of Eaton Vance Emerging Markets Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Lloyd George's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Lloyd George on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management ("Eaton Vance") and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's experience in managing equity funds investing in equity securities of companies located in emerging market countries, which include countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, Africa and the region comprising the former Soviet Union. The Special Committee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting securities in which the Portfolio invests. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed

23

Eaton Vance Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio as well as Lloyd George's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Lloyd George as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates for providing administration services for the Fund and for all Eaton Vance Funds as a group. The Special Committee also noted voluntary fee reductions and/or expense reimbursements for the Portfolio and Fund by the investment adviser, manager or administrator. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the benefits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Emerging Markets Fund

INVESTMENT MANAGEMENT

Eaton Vance Emerging Markets Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Emerging Markets Portfolio

Officers
Hon. Robert Lloyd George
President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr
Vice President and
Assistant Treasurer
Kristin S. Anagnost
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Edward K.Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser of Emerging Markets Portfolio
Lloyd George Management
(Bermuda) Limited

3808 One Exchange Square

Central, Hong Kong

Sponsor and Manager of Eaton Vance Emerging Markets Fund
and Administrator of Emerging Markets Portfolio
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

Eaton Vance Emerging Markets Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

132-8/05  EMSRC

Semiannual Report June 30, 2005

EATON VANCE
GREATER
INDIA
FUND

IMPORTANT NOTICES REGARDING PRIVACY
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Greater India Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 10.98% for the six months ended June 30, 2005.(1) This return resulted from an increase in net asset value per share (NAV) to $15.16 on June 30, 2005 from $13.66 on December 31, 2004.

•                  The Fund’s Class B shares had a total return of 10.76% for the six months ended June 30, 2005.(1) This return resulted from an increase in NAV to $14.31 on June 30, 2005 from $12.92 on December 31, 2004.

•                  In comparison, the Bombay Stock Exchange Index – an unmanaged index of 100 common stocks traded in the Indian market – had a return of 6.68% during the six months ended June 30, 2005.(2)

See page 3 for more performance information.

Market Environment

•                  Although more modest than in 2004, India’s stock market generated good returns during the six months ended June 30, 2005. India’s economy expanded at its slowest pace in more than a year in the first half of 2005, with rising oil prices and higher interest rates taking a toll. The Reserve Bank of India raised rates in April to control inflation, which has edged higher as a result of higher costs for food, fuel and manufactured goods. Industrial output, which registered its fastest growth in a decade, slowed in the first half in response to weaker consumer demand. Government economic forecasts have estimated GDP growth around 7% for the fiscal year, aided by a monsoon season that should sustain rural incomes for the year.

Management Discussion

•                  Greater India Fund seeks long-term capital appreciation by investing in stocks of companies in India and surrounding countries of the Indian subcontinent. The Fund currently invests its assets in a separate registered investment company with the same objectives and policies as the Fund (the “Portfolio”). As of June 30, 2005, the Portfolio’s investments were concentrated in India, with its largest industry weightings in drugs, energy, applications software, engineering and banking and finance.

•                  Energy stocks remained a large commitment for the Portfolio and were among its best performers in the first two months of the year. The group underwent a significant correction from March through May, however, as crude oil prices remained volatile. Very dependent upon oil imports, India must scramble to meet the needs of its rapidly expanding economy. The Portfolio’s energy investments included India’s largest exploration company, which has a foreign subsidiary to help in the hunt for reserves. In addition, the surge in oil prices in recent years has prompted more drilling activity, which is key to the Portfolio’s Indian energy services stocks.

•                  The Portfolio has investments in companies that management believes are well-positioned to benefit from strong public and private building initiatives. India has continued to invest heavily in its “remunerative” infrastructure, including telecom, power, ports and air terminals and facilities. As a result, engineering and construction companies with ties to major projects have enjoyed strong revenue growth.

•                  The Portfolio had significant investments in information technology companies with strong international consulting businesses. These companies are offering a broader array of consulting services to an increasing global client base drawn by lower costs and high levels of technical expertise. India’s outsourcing sector continued to register strong growth in 2005, with total revenues expanding 45%, according to Indian industry surveys.

•                  Amid signs of slower global growth, the Portfolio maintained an exposure to sectors that could be beneficiaries of Indian domestic growth. Producers of household products, tobacco and beverages have enjoyed impressive revenue growth, with rising demand from India’s rapidly expanding middle class.

•                  While management believes their long-term revenue prospects appear impressive, the Portfolio’s drug stocks were generally laggard performers during the period. Investments included companies that produce active pharmaceutical ingredients for generic drug manufacturers, as well as custom compounds for newer drugs.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

(2)  It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Greater India Fund as of June 30, 2005

FUND PERFORMANCE

Performance (1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	59.58%	58.82%
Five Years	10.24	9.65
Ten Years	6.44	5.83
Life of Fund†	3.80	3.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	50.40%	58.82%
Five Years	8.94	9.37
Ten Years	5.81	5.83
Life of Fund†	3.25	3.26

†      Inception dates: Class A: 5/2/94; Class B: 5/2/94

(1)       Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares are subject to a 1% redemption fee if redeemed or exchanged within three months of settlement of purchase.

Sector Weightings (2)

(2)          Sector Weightings are shown as a percentage of the Portfolio’s total investments as of June 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Greater India Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Greater India Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$1,109.80	$12.92
Class B	$1,000.00	$1,107.60	$15.52

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,012.50	$12.33
Class B	$1,000.00	$1,010.10	$14.80

*                 Expenses are equal to the Fund’s annualized expense ratio of 2.47% for Class A shares and 2.97% for Class B shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Greater India Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in South Asia Portfolio, at value (identified cost, $88,387,200)	$126,219,351
Receivable for Fund shares sold	1,708,227
Prepaid expenses	4,481
Total assets	$127,932,059
Liabilities
Payable for Fund shares redeemed	$181,195
Payable to affiliate for Trustees' fees	650
Payable to affiliate for distribution and service fees	41
Accrued expenses	73,535
Total liabilities	$255,421
Net Assets	$127,676,638
Sources of Net Assets
Paid-in capital	$89,406,820
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,305,535
Accumulated net investment loss	(867,868)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	37,832,151
Total	$127,676,638
Class A Shares
Net Assets	$95,179,112
Shares Outstanding	6,278,090
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.16
Maximum Offering Price Per Share (100 ÷ 94.25 of $15.16)	$16.08
Class B Shares
Net Assets	$32,497,526
Shares Outstanding	2,271,230
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio	$446,510
Interest allocated from Portfolio	30,727
Expenses allocated from Portfolio	(714,097)
Net investment loss from Portfolio	$(236,860)
Expenses
Management fee	$129,176
Trustees' fees and expenses	562
Distribution and service fees Class A	192,745
Class B	131,215
Transfer and dividend disbursing agent fees	94,285
Registration fees	36,878
Printing and postage	23,597
Custodian fee	13,774
Legal and accounting services	8,776
Total expenses	$631,008
Net investment loss	$(867,868)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,408,639
Foreign currency transactions	(68,143)
Net realized gain	$3,340,496
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$8,886,566
Foreign currency	(2,057)
Net change in unrealized appreciation (depreciation)	$8,884,509
Net realized and unrealized gain	$12,225,005
Net increase in net assets from operations	$11,357,137

See notes to financial statements

5

Eaton Vance Greater India Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(867,868)	$(691,296)
Net realized gain from investment and foreign currency transactions	3,340,496	1,167,317
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,884,509	12,455,936
Net increase in net assets from operations	$11,357,137	$12,931,957
Transactions in shares of beneficial interest - Proceeds from sale of shares
Class A	$29,198,731	$52,830,009
Class B	9,157,767	18,918,677
Cost of shares redeemed Class A	(13,999,984)	(33,793,162)
Class B	(2,398,846)	(9,557,411)
Net asset value of shares exchanged Class A	921,110	9,853,570
Class B	(921,110)	(9,853,570)
Redemption Fees	6,228	124,366
Net increase in net assets from Fund share transactions	$21,963,896	$28,522,479
Net increase in net assets	$33,321,033	$41,454,436
Net Assets
At beginning of period	$94,355,605	$52,901,169
At end of period	$127,676,638	$94,355,605
Accumulated net investment loss included in net assets
At end of period	$(867,868)	$-

See notes to financial statements

6

Eaton Vance Greater India Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$13.660		$11.610	$5.430	$5.460	$7.390	$11.990
Income (loss) from operations
Net investment loss	$(0.108)		$(0.095)	$(0.146)	$(0.150)	$(0.149)	$(0.212)
Net realized and unrealized gain (loss)	1.607		2.122	6.326	0.120	(1.781)	(4.388)
Total income (loss) from operations	$1.499		$2.027	$6.180	$(0.030)	$(1.930)	$(4.600)
Redemption fees*	$0.001		$0.023	$- (2)	$-	$-	$-
Net asset value - End of period	$15.160		$13.660	$11.610	$5.430	$5.460	$7.390
Total Return(3)	10.98%		17.66%	113.81%	(0.55)%	(26.12)%	(38.36)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$95,179		$70,537	$31,346	$2,962	$2,889	$4,865
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.47	%(5)	2.77%	3.35%	4.75%	3.96%	2.98%
Expenses after custodian fee reduction(4)	2.47	%(5)	2.77%	3.35%	4.75%	3.90%	2.91%
Net investment loss	(1.55	)%(5)	(0.86)%	(1.83)%	(2.75)%	(2.44)%	(2.20)%
Portfolio Turnover of the Portfolio	15%		73%	87%	112%	141%	133%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount rounds to less than $0.01 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

*  Certain prior year amounts have been reclassified to conform with current year presentation.

See notes to financial statements

7

Eaton Vance Greater India Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$12.920		$11.020	$5.150	$5.200	$7.140	$11.650
Income (loss) from operations
Net investment loss	$(0.134)		$(0.158)	$(0.145)	$(0.171)	$(0.172)	$(0.255)
Net realized and unrealized gain (loss)	1.523		2.042	6.015	0.121	(1.768)	(4.255)
Total income (loss) from operations	$1.389		$1.884	$5.870	$(0.050)	$(1.940)	$(4.510)
Redemption fees*	$0.001		$0.016	$- (2)	$-	$-	$-
Net asset value - End of period	$14.310		$12.920	$11.020	$5.150	$5.200	$7.140
Total Return(3)	10.76%		17.24%	113.98%	(0.96)%	(27.17)%	(38.71)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,498		$23,818	$21,556	$8,094	$10,028	$17,305
Ratios (As a percentage of average daily net assets):
Expenses(4)	2.97	%(5)	3.27%	3.85%	5.26%	4.46%	3.50%
Expenses after custodian fee reduction(4)	2.97	%(5)	3.27%	3.85%	5.26%	4.40%	3.43%
Net investment loss	(2.05	)%(5)	(1.51)%	(2.14)%	(3.28)%	(2.96)%	(2.73)%
Portfolio Turnover of the Portfolio	15%		73%	87%	112%	141%	133%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Amount rounds to less than $0.01 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

*  Certain amounts have been reclassified to conform with current year presentation.

See notes to financial statements

8

Eaton Vance Greater India Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of interests in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $1,834,323 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $1,130,867 and $703,456 will expire on December 31, 2009 and December 31, 2010, respectively. The Fund had net capital losses of $174,155 attributable to investment transactions incurred after October 31, 2004. These capital losses are treated as arising on the first day of the Fund's taxable year ending December 31, 2005.

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated

9

Eaton Vance Greater India Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Other - Investment transactions are accounted for on a trade-date basis.

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, there were no credit balances used to reduce the Fund's or the Portfolio's custodian fee.

I  Redemption Fees - Upon the redemption or exchange of shares held by Class A shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital and amounted to $6,228 for the six months ended June 30, 2005.

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2005, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $129,176. This fee declines at intervals above $500 million. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $7,014. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $78,036 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,057,059	4,609,087
Redemptions	(1,011,606)	(3,044,204)
Exchange from Class B shares	68,401	899,285
Net increase	1,113,854	2,464,168
Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	685,567	1,750,962
Redemptions	(184,948)	(917,295)
Exchange to Class A shares	(72,351)	(946,797)
Net increase (decrease)	428,268	(113,130)

4  Distributions to Shareholders

It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of

10

Eaton Vance Greater India Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5  Investment Transactions

For the six months ended June 30, 2005, increases and decreases in the Fund's investment in the Portfolio aggregated $37,400,162 and $17,174,597, respectively.

6  Distribution and Service Plans

The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. At June 30, 2005, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $2,765,000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $142,880 and $98,411 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.37% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2005, service fees amounted to $49,865 and $32,804 for Class A and Class B shares, respectively, representing 0.13% and 0.25% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

Certain officers and Trustees of the Fund are officers of the above organization.

7  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investments or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital

11

Eaton Vance Greater India Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 6). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $200 and $75,000 of CDSC paid by shareholders for Class A and Class B shares, respectively, for the six months ended June 30, 2005.

8  Shareholder Meeting

Each Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	6,342,087	96,694
James B. Hawkes	6,343,065	95,715
Samuel L. Hayes, III	6,343,569	95,211
William H. Park	6,344,125	94,656
Ronald A. Pearlman	6,338,858	99,922
Norton H. Reamer	6,344,125	94,656
Lynn A. Stout	6,341,861	96,919
Ralph F. Verni	6,342,429	96,352

Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

Edward K.Y. Chen	6,339,790	98,990
Hon. Robert Lloyd George	6,335,123	103,658

12

South Asia Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 94.5%
Security	Shares	Value
India - 94.5%
Applications Software - 16.2%
Financial Technologies (India) Ltd.	182,700	$2,041,046
Geodesic Information Systems Ltd.	1,167,800	4,103,952
Infosys Technologies Ltd.	105,101	5,691,746
KPIT Cummins Infosystems Ltd.	174,110	1,430,827
Patni Computer Systems Ltd.	360,511	2,860,274
Satyam Computer Services	220,400	2,562,547
Scandent Solutions Corp. Ltd.(1)	365,137	1,816,027
		$20,506,419
Auto and Parts - 2.8%
Bharat Forge Ltd.	60,765	$2,026,571
Motor Industries Co. Ltd.	30,385	1,470,926
		$3,497,497
Banking and Finance - 4.6%
HDFC Bank Ltd.	331,200	$4,795,015
Kotak Mahindra Bank Ltd.	112,270	1,011,282
		$5,806,297
Chemicals - 4.2%
Micro Inks Ltd.	113,300	$1,522,967
United Phosphorus Ltd.	201,200	3,734,555
		$5,257,522
Diversified Industry - 2.3%
Sintex Industries Ltd.	247,104	$2,952,120
		$2,952,120
Drugs - 13.0%
Dishman Pharmaceuticals & Chemicals Ltd.	192,524	$2,818,785
Divi's Laboratories Ltd.	96,944	2,323,713
Dr. Reddy's Laboratories Ltd.	39,000	672,879
Glaxosmithkline Pharmaceuticals Ltd.	254,417	4,705,954
Ind-Swift Laboratories Ltd.	268,300	1,173,801
Ind-Swift Laboratories Ltd., Preferential Shares(2)(3)	102,000	367,510
Ranbaxy Laboratories Ltd.	46,600	1,133,544
Sun Pharmaceutical Industries Ltd.	240,287	3,191,603
		$16,387,789

Security	Shares	Value
Energy - 17.3%
Bharat Petroleum Corp. Ltd.	286,500	$2,416,119
Hindustan Petroleum Corp. Ltd.	366,800	2,577,255
Indian Oil Corporation	250,100	2,432,190
National Thermal Power Corp. Ltd.	1,883,000	3,597,642
Oil and Natural Gas Corp. Ltd.	223,900	5,241,901
Reliance Industries Ltd.	380,300	5,599,729
		$21,864,836
Engineering - 12.4%
ABB Ltd.	96,500	$2,926,570
Engineers India Ltd.	62,000	523,963
Gammon India Ltd.	662,843	4,026,908
Larsen & Toubro Ltd.	126,670	3,303,529
Siemens India Ltd.	109,736	4,913,008
		$15,693,978
Foods - 0.4%
Balrampur Chini Mills Ltd.	332,480	$479,853
		$479,853
Household Products - 4.2%
Hindustan Lever Ltd.	1,413,600	$5,318,881
		$5,318,881
Medical Products / Biotech - 0.4%
Transgene Biotek Ltd.(1)	240,000	$492,572
		$492,572
Oil and Gas-Equipment and Services - 1.6%
Indraprastha Gas Ltd.	867,100	$1,988,978
		$1,988,978
Oil Drilling-Equipment and Services - 4.4%
Aban Loyd Chiles Offshore Ltd.	558,000	$5,513,908
		$5,513,908
Power Converters / Power Supply Equipment - 2.2%
Bharat Heavy Electricals Ltd.	137,500	$2,732,242
		$2,732,242

See notes to financial statements

13

South Asia Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retail - 0.1%
Pantaloon Retail India Ltd.	4,000	$126,762
		$126,762
Tobacco - 4.3%
ITC Ltd.	143,800	$5,447,953
		$5,447,953
Transportation - 2.6%
Container Corporation of India Ltd.	155,600	$3,292,364
		$3,292,364
Utilities - 1.5%
Reliance Energy Ltd.	128,346	$1,865,268
		$1,865,268
Total India (identified cost $81,484,203)		$119,225,239
Total Common Stocks (identified cost $81,484,203)		$119,225,239
Total Investments - 94.5% (identified cost $81,484,203)		$119,225,239
Other Assets, Less Liabilities - 5.5%		$6,994,430
Net Assets - 100.0%		$126,219,669

(1)  Non-income producing security.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security restricted from sale until December 2, 2005.

See notes to financial statements

14

South Asia Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Top Ten Holdings
Company	Industry Sector	Percentage of Net Assets	Value
Infosys Technologies Ltd.	Applications Software	4.5%	$5,691,746
Reliance Industries Ltd.	Energy	4.4	5,599,729
Aban Loyd Chiles Offshore Ltd.	Oil Drilling - Equipment and Services	4.4	5,513,908
ITC Ltd.	Tobacco	4.3	5,447,953
Hindustan Lever Ltd.	Household Products	4.2	5,318,881
Oil and Natural Gas Corp. Ltd.	Energy	4.2	5,241,901
Siemens India Ltd.	Engineering	3.9	4,913,008
HDFC Bank Ltd.	Banking and Finance	3.8	4,795,015
Glaxosmithkline Pharmaceuticals Ltd.	Drugs	3.7	4,705,954
Geodesic Information Systems Ltd.	Applications Software	3.3	4,103,952

Industry concentration - Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)
Company	Percentage of Net Assets	Value
Energy	17.3%	$21,864,836
Applications Software	16.2	20,506,419
Drugs	13.0	16,387,789
Engineering	12.4	15,693,978
Banking and Finance	4.6	5,806,297
Oil Drilling - Equipment and Services	4.4	5,513,908
Tobacco	4.3	5,447,953
Household Products	4.2	5,318,881
Chemicals	4.2	5,257,522
Auto and Parts	2.8	3,497,497

See notes to financial statements

15

South Asia Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $81,484,203)	$119,225,239
Cash	5,265,218
Foreign currency, at value (identified cost, $1,383,921)	1,383,921
Interest and dividends receivable	198,486
Provisional tax refund	45,610
Tax claim receivable (note 6)	815,071
Total assets	$126,933,545
Liabilities
Payable for investments purchased	$650,623
Payable to affiliate for Trustees' fees	2,725
Accrued expenses	60,528
Total liabilities	$713,876
Net Assets applicable to investors' interest in Portfolio	$126,219,669
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$88,453,445
Net unrealized appreciation (computed on the basis of identified cost)	37,766,224
Total	$126,219,669

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends	$446,511
Interest	30,727
Total investment income	$477,238
Expenses
Investment adviser fee	$390,045
Administration fee	128,937
Trustees' fees and expenses	6,117
Custodian fee	162,544
Legal and accounting services	26,455
Total expenses	$714,098
Net investment loss	$(236,860)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$3,408,648
Foreign currency transactions	(68,143)
Net realized gain	$3,340,505
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$8,886,591
Foreign currency	(2,057)
Net change in unrealized appreciation (depreciation)	$8,884,534
Net realized and unrealized gain	$12,225,039
Net increase in net assets from operations	$11,988,179

See notes to financial statements

16

South Asia Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income (loss)	$(236,860)	$199,855
Net realized gain from investment and foreign currency transactions	3,340,505	1,167,320
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,884,534	12,455,974
Net increase in net assets from operations	$11,988,179	$13,823,149
Capital transactions - Contributions	$37,400,162	$74,171,613
Withdrawals	(17,174,597)	(44,028,771)
Net increase in net assets from capital transactions	$20,225,565	$30,142,842
Net increase in net assets	$32,213,744	$43,965,991
Net Assets
At beginning of period	$94,005,925	$50,039,934
At end of period	$126,219,669	$94,005,925

See notes to financial statements

17

South Asia Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited) CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	1.38	%(1)	1.56%	1.82%	2.77%	2.52%	1.82%
Expenses after custodian fee reduction	1.38	%(1)	1.56%	1.82%	2.77%	2.46%	1.75%
Net investment income (loss)	(0.46	)%(1)	0.31%	(0.18)%	(0.77)%	(1.02)%	(1.04)%
Portfolio Turnover	15%		73%	87%	112%	141%	133%
Total Return(2)	11.58%		19.07%	120.47%	1.53%	(25.70)%	-
Net assets, end of period (000's omitted)	$126,220		$94,006	$50,040	$11,167	$13,650	$23,236

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscals years beginning after December 15, 2000.

See notes to financial statements

18

South Asia Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Greater India Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Federal Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward to offset future gains. During the six months ended June 30, 2005, the Portfolio made no payments of tax subject to such requirement. In addition, the Portfolio may accrue a deferred tax liability for net unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and anticipated holding periods of the securities. As of June 30, 2005, non-U.S. taxes provided on unrealized gains were zero. The Portfolio has recorded a

19

South Asia Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

receivable of $45,610 for provisional tax rebate for the Indian tax year ending March 31, 2006.

C  Financial Futures Contracts - Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

D  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, there were no credit balances used to reduce the Portfolio's custodian fee.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring

20

South Asia Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $390,045. In addition, an administration fee is earned by Eaton Vance Management (EVM) for administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the administration fee was 0.25% (annualized) of average net assets and amounted to $128,937. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

For the six months ended June 30, 2005, purchases and sales of investments, other than short-term obligations, aggregated $28,774,931 and $14,546,359, respectively.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, are as follows:

Aggregate cost	$81,484,203
Gross unrealized appreciation	$38,293,189
Gross unrealized depreciation	(552,153)
Net unrealized appreciation	$37,741,036

The appreciation on currency is $25,188.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6  India Taxes

The Portfolio is subject to certain Indian income taxes in connection with distributions from, and transactions in, Indian securities. The Indian tax authority has conducted a review of the Portfolio's tax returns filed for the years ended March 31, 2002 and 2001. In March 2004, the Indian tax authority assessed the Portfolio additional taxes for the 2000-2001 tax year and recalculated the refund owed to the Portfolio for the 2001-2002 tax year, a net assessment of approximately US $815,000. While the outcome of an appeal cannot be predicted, the Portfolio has appealed the assessment and has been advised by Indian legal counsel that it has a strong case for appeal with ultimate success. The appeal process may be lengthy and will involve expense to the Portfolio. The Indian tax authority has required the Portfolio to pay the assessed amount pending the appeal. The Portfolio has paid such amount to the tax authority. Such amount is reflected as a tax claim receivable on the Statement of Assets and Liabilities.

21

South Asia Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

8  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Edward K. Y. Chen	98%	2%
Benjamin C. Esty	98%	2%
Hon. Robert Lloyd George	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

22

Eaton Vance Greater India Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between South Asia Portfolio (the "Portfolio") and its investment adviser, Lloyd George Investment Management (Bermuda) Limited ("Lloyd George"), provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Portfolio advisory fees with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Greater India Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant universe of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Lloyd George's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets, including the use of an independent pricing service to value foreign securities that meet certain criteria, and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  The resources devoted to compliance efforts undertaken by Lloyd George on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management ("Eaton Vance") and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's experience in managing equity funds investing in Greater India securities. The Special Committee noted that the investment adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment management team with first hand knowledge of country and market factors effecting Greater India securities in which the Portfolio invests. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to Fund investment performance, the Special Committee reviewed a broad universe of funds and concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by

23

Eaton Vance Greater India Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund and the costs associated with investing in Greater India securities, the expense ratio of the Fund is reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio, as well as Lloyd George's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by Lloyd George as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also reviewed the level of profits of Eaton Vance and its affiliates for providing administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Greater India Fund

INVESTMENT MANAGEMENT

Eaton Vance Greater India Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

South Asia Portfolio

Officers
Hon. Robert Lloyd George President and Trustee
James B. Hawkes
Vice President and Trustee
William Walter Raleigh Kerr Vice President and
Assistant Treasurer
Samir Mehta
Vice President and
Portfolio Manager
William J. Austin, Jr.
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Edward K. Y. Chen Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser of South Asia Portfolio
Lloyd George Investment Management
(Bermuda) Limited

3808 One Exchange Square

Central, Hong Kong

Sponsor and Manager of Eaton Vance Greater India Fund
and Administrator of South Asia Portfolio

Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Greater India Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

142-8/05  GISRC

Semiannual Report June 30, 2005

EATON VANCE
INSTITUTIONAL
SHORT TERM
INCOME
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

INVESTMENT UPDATE

Thomas H. Luster
Portfolio Manager

Management Discussion

•      The first half of 2005 brought little change to the American economy from 2004, with Gross Domestic Product (GDP) growth continuing at a solid pace of nearly 4%, inflation well contained at just under 3% — despite record high energy prices — and longer-term interest rates declining and remaining at low historical levels.

•                  On June 30, 2005, the Federal Reserve increased the Federal Funds target rate by 25 basis points (one quarter of one percentage point) for the ninth consecutive time. The benchmark short-term rate, now at 3.25%, is 2.25 percentage points higher than when the current tightening campaign began. In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined.

•                  The decline in long-term interest rates, signifying surging demand for U.S. Treasuries, has been fueled to a large degree by foreign countries looking to invest their large cash reserves, as well as inflows from hedge funds. Mortgage rates, which are tied to long-term Treasury yields, have remained low, keeping the housing market strong. As housing prices have risen, many homeowners have refinanced and used some of the money for discretionary spending, helping bolster the economy.

The Fund

The Past Six Months

•                  Eaton Vance Institutional Short Term Income Fund had a total return of 1.23% for the six months ended June 30, 2005.(1) This return resulted from an increase in the Fund’s net asset value to $50.86 per share on June 30, 2005, from $50.24 per share on December 31, 2004. See page 3 for more performance information.

•                  By comparison, the Fund’s benchmark, the Merrill Lynch U.S. Corporate & Government, 1-3 Years, A-Rated and Above Index — a representative, unmanaged index of U.S. Treasury securities and corporate bonds with maturities of between one and three years — had a total return of 0.96% during the same period.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. This strategy was beneficial during the period, as short-term rates continued to rise. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest more quickly, helping to increase the Fund’s income stream as rates rose.

•                  For the rest of 2005, management will remain focused on the economy, inflation, and Federal Reserve interest rate policy. Management anticipates the Fed will continue on its current course. If that is the case, management intends to maintain a short weighted average maturity position to potentially take advantage of rising short-term interest rates.

About the Fund

•                  Eaton Vance Institutional Short Term Income Fund seeks current income and liquidity. The Fund seeks to meet its investment objective by investing in U.S. Treasury obligations; U.S. agency obligations; obligations of commercial banks or savings and loan associations (such as bankers’ acceptances and fixed and variable rate certificates of deposit); repurchase agreements; auction rate securities; commercial paper; corporate bonds; preferred stock; fixed and floating-rate asset-backed securities; and mortgage-backed securities. The Fund maintains a dollar-weighted average portfolio maturity of not more than three years. The dollar-weighted average duration of the Fund will not exceed two years.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

(2)       It is not possible to invest directly in an index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

2

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

PERFORMANCE

Performance
SEC Average Annual Total Returns
One year	2.04%
Life of Fund†	1.36%

†      Inception Date – 1/7/03

Asset Allocation*

By investment type

*                 Reflects the Fund’s investments as of June 30, 2005. Investment types are shown as a percentage of the Fund’s net assets. Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual	$1,000.00	$1,012.30	$1.50

Hypothetical
(5% return before expenses)	$1,000.00	$1,023.30	$1.51

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

4

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities - 5.0%
Security	Principal Amount (000's omitted)	Value
AMXCA 2003-1-A, 3.33%, 9/15/10 (1)	$1,000	$1,003,120
BOIT Series 2003-B1, Class B-1, 3.59%, 12/15/10(1)	1,000	1,006,498
CARAT 2004-1 A4, 2.64%, 11/17/08	1,550	1,513,226
CCCIT Series 2003-A4 Class A4, 3.50%, 3/20/09(1)	2,100	2,104,128
CHAMT 2002-8 A, 3.28%, 3/17/08(1)	1,000	1,000,878
CHAMT Series 2004-1B, Class B, 3.42%, 5/15/09(1)	1,000	1,000,572
FCCMT 2002-C, Class A, 2.75%, 4/15/08	2,000	1,995,966
MBNAS, Series 2003-A3 Class A3, 3.34%, 8/16/10(1)	2,100	2,107,267
Total Asset Backed Securities (identified cost, $11,708,669)		$11,731,655
Auction-Rate Securities - 17.8%
Security	Shares	Value
Cohen and Steers Quality Income Realty Fund, Inc., 3.35%(1)(2)	57	$1,425,000
Cohen and Steers REIT and Preferred Income Fund, Inc., 3.28%(1)(2)	87	2,175,000
Cohen and Steers REIT and Utility Income Fund, Inc., Series W-7, 3.44%(1)(2)	141	3,525,000
Cohen and Steers Select Utility Closed Fund, Inc., 3.15%(1)(2)	138	3,450,000
Colorado Educational and Cultural Facility, 3.2%, 7/1/33(1)	5,000	5,000,000
Connecticut, 3.25%, 5/1/12(1)	5,000	5,000,000
John Hancock Preferred Income Fund II, 3.35%(1)(2)	103	2,575,000
Nebraska Public Power District, 3.3%, 1/1/14(1)	5,000	5,000,000
Northern Municipal Power Agency MN Electric, 3.13%, 1/1/21(1)	4,225	4,225,000
PIMCO Corporate Opportunity Fund, Series W, 3.52%(1)(2)	32	800,000
PIMCO Floating Rate Fund, 3.49%(1)(2)	30	750,000
Preferred Income Strategies Fund, Inc., 3.21%(1)	166	4,150,000
Western Asset/Claymore US Treasury Inflation Fund, Series F, 3.28%(1)	60	1,500,000
Western Asset/Claymore US Treasury Inflation Fund, Series M, 3.35%(1)	82	2,050,000
Total Auction-Rate Securities (at identified cost, $41,625,000)		$41,625,000

Commercial Paper - 45.6%
Security	Principal Amount (000's omitted)	Value
AIG Funding, Inc., 3.14%, 7/14/05	$7,597	$7,588,386
Alcon Capital Corp., 3.01%, 7/1/05(3)	5,505	5,505,000
American Express International, 3.08%, 7/11/05	3,103	3,100,345
Barton Capital Corp., 3.15%, 7/18/05(3)	5,063	5,055,469
CAFCO, LLC, 3.09%, 7/15/05(3)	4,172	4,166,987
Caterpillar Financial Service Corp., 3.10%, 7/12/05	4,738	4,733,512
CIESCO, LLC, 3.10%, 7/11/05(3)	4,000	3,996,555
Cortez Capital Corp., 3.08%, 7/6/05(3)	4,478	4,476,084
CRC Funding, LLC, 3.12%, 7/6/05(3)	3,095	3,093,659
CRC Funding, LLC, 3.27%, 8/2/05(3)	2,000	1,994,187
Dupont Ei De Nemours Co., 3.10%, 7/13/05	4,708	4,703,135
General Electric Capital Corp., 3.11%, 7/19/05	5,000	4,992,225
HSBC Finance Corp., 3.10%, 7/18/05	5,000	4,992,681
Metlife Funding Inc., 3.25%, 7/27/05	2,545	2,539,026
Mid-States Corp. Federal Credit Union, 3.23%, 7/25/05	7,104	7,088,703
National Rural Utilities Coop. Finance Corp., 3.12%, 7/14/05	2,531	2,528,148
New York Life Capital Corp., 3.03%, 7/5/05(3)	5,315	5,313,211
Old Line Funding, LLC, 3.07%, 7/8/05(3)	2,794	2,792,332
Old Line Funding, LLC, 3.21%, 7/20/05(3)	2,279	2,275,139
Ranger Funding Co., LLC, 3.18%, 7/15/05(3)	3,054	3,050,223
Ranger Funding Co., LLC, 3.28%, 7/27/05(3)	2,000	1,995,262
Societe Generale, 3.03%, 7/1/05	7,500	7,500,000
Toyota Motor Credit Corp., 3.02%, 7/12/05	3,000	2,997,232
USAA Capital Corp., 3.20%, 7/13/05	5,592	5,586,035
Yorktown Capital, LLC, 3.17%, 7/22/05(3)	2,689	2,684,028
Yorktown Capital, LLC, 3.30%, 7/25/05(3)	1,664	1,660,339
Total Commercial Paper (at amortized cost, $106,407,903)		$106,407,903
Corporate Bonds - 5.9%
Security	Principal Amount (000's omitted)	Value
Allstate Life Global Fund Trust, 4.36%, 4/2/07(1)	$2,000	$1,976,500
American Honda Finance Corp., 3.57%, 9/27/07(1)	2,425	2,427,985
Caterpillar Financial Service Corp., 3.31%, 2/11/08(1)	2,425	2,427,263
FleetBoston Financial Corp., 7.125%, 4/15/06	1,000	1,024,225

See notes to financial statements

5

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Lehman Brothers Inc., 7.375%, 1/15/07	$2,000	$2,095,328
Merrill Lynch and Co., Inc., 3.439%, 2/5/10(1)	2,835	2,840,491
Merrill Lynch and Co., Inc., 4.01%, 4/5/06(1)	1,000	1,002,560
Total Corporate Bonds (identified cost $13,820,490)		$13,794,352
Mortgage-Backed Securities - 1.4%
Security	Principal Amount (000's omitted)	Value
FHLMC, CMO, Series 2503-BC, 5.50%, 12/15/28	$2,131	$2,136,003
FHLMC, PAC CMO, Series 2571-MJ, 3.50%, 10/15/23	1,218	1,215,011
Total Mortgage-Backed Securities (identified cost, $3,365,758)		$3,351,014
Preferred Stocks - 2.6%
Security	Shares	Value
Bancwest Capital I, 9.50%, 12/1/30(2)	42,100	$1,073,512
Bank One Capital II, 8.50%, 8/15/30(2)	20,000	502,897
Bank One Capital V, 8.00%, 1/30/31(2)	40,000	1,017,778
Federal National Mortgage Association, Variable Rate, 5.396%(1)	30,000	1,497,000
Fleet Capital Trust VI, 8.80%, 6/30/30(2)	80,000	2,015,644
Total Preferred Stocks (identified cost $6,111,055)		$6,106,831
U.S. Government Agency Obligations - 6.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Bank, 1.62%, 10/27/05	$2,000	$1,984,638
Federal Home Loan Bank, 3.12%, 9/29/06(1)	1,000	1,000,804
Federal Home Loan Bank, 3.25%, 9/28/06	2,000	1,998,958
Federal Home Loan Bank, 4.125%, 11/15/06	3,000	3,012,000
Federal Home Loan Bank, 4.20%, 11/5/08	2,000	2,000,476
Federal Home Loan Bank, 5.75%, 10/15/07	700	729,155
FNMA, 2.25%, 2/28/06	2,000	1,981,586
FNMA, 2.50%, 2/17/06(1)	1,000	992,634
FNMA, 2.625%, 10/23/06	1,000	979,630
Total U.S. Government Agency Obligations (identified cost, $14,717,259)		$14,679,881

U.S. Treasury Obligations - 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation Index Note, 3.625%, 1/15/08	$1,806	$1,912,547
Total U.S. Treasury Obligations (identified cost, $1,917,504)		$1,912,547
Repurchase Agreements - 12.8%
Security	Principal Amount (000's omitted)	Value
Morgan Stanley Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $29,920,784 and an effective yield of 3.95%, collaterallized by U.S. Treasury Obligations with rates ranging from 0.00% to 10.25%, with maturity dates ranging from 7/5/05 to 5/1/10 and with an aggregate market value of $29,921,744.	$29,918	$29,918,000
Total Repurchase Agreements (identified cost $29,918,000)		$29,918,000
Short-Term Investments - 0.9%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.1% (identified cost $231,591,638)		$231,527,183
Other Assets, Less Liabilities - 0.9%		$2,017,034
Net Assets - 100.0%		$233,544,217

AMXCA - American Express Credit Account Master Trust

BOIT - Bank One Issuance Trust

CARAT - Capital Auto Receivables Asset Trust

CCCIT - Citibank Credit Card Issuance Trust

CHAMT - Chase Credit Card Master Trust

FCCMT - Fleet Credit Card Master Trust

See notes to financial statements

6

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

FNMA - Federal National Mortgage Association (Fannie Mae)

MBNAS - MBNA Credit Card Master Note Trust

(1)  Variable rate security. The stated interest rate represents the rate in effect at June 30, 2005.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Fund's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

See notes to financial statements

7

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $201,673,638)	$201,609,183
Repurchase Agreements, at value (cost $29,918,000)	29,918,000
Cash	338
Receivable for investments sold	1,650,000
Dividends and interest receivable	367,091
Total assets	$233,544,612
Liabilities
Payable to affiliate for investment adviser fee and administration fee	$197
Payable to affiliate for service fees	198
Total liabilities	$395
Net Assets for 4,591,817 shares of beneficial interest outstanding	$233,544,217
Sources of Net Assets
Paid-in capital	$230,641,360
Accumulated net realized loss (computed on the basis of identified cost)	(46,374)
Accumulated undistributed net investment income	3,013,686
Net unrealized depreciation (computed on the basis of identified cost)	(64,455)
Total	$233,544,217
Net Asset Value, Offering Price and Redemption Price Per Share
($233,544,217 ÷ 4,591,817 shares of beneficial interest outstanding)	$50.86

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$3,026,208
Dividends	337,161
Total investment income	$3,363,369
Expenses
Investment adviser fee	$293,942
Administration fee	116,592
Service fees	290,884
Total expenses	$701,418
Deduct - Preliminary reduction of investment adviser fee	$235,153
Preliminary reduction of service fees	116,582
Total expense reductions	$351,735
Net expenses	$349,683
Net investment income	$3,013,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$(47,991)
Realized gain distributions from auction-rate securities	1,617
Net realized loss	$(46,374)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(28,575)
Net change in unrealized appreciation (depreciation)	$(28,575)
Net realized and unrealized loss	$(74,949)
Net increase in net assets from operations	$2,938,737

See notes to financial statements

8

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$3,013,686	$1,978,172
Net realized gain (loss) from investment transactions and realized gain distributions from auction-rate securities	(46,374)	34,349
Net change in unrealized appreciation (depreciation) from investments	(28,575)	(61,701)
Net increase in net assets from operations	$2,938,737	$1,950,820
Distributions to shareholders - From net investment income	$-	$(1,472,892)
Total distributions to shareholders	$-	$(1,472,892)
Transactions in shares of beneficial interest - Proceeds from sale of shares	$201,500,000	$109,818,609
Cost of shares redeemed	(105,921,874)	(72,383,926)
Net increase in net assets from Fund share transactions	$95,578,126	$37,434,683
Net increase in net assets	$98,516,863	$37,912,611
Net Assets
At beginning of period	$135,027,354	$97,114,743
At end of period	$233,544,217	$135,027,354
Accumulated undistributed net investment income included in net assets
At end of period	$3,013,686	$-

See notes to financial statements

9

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)(2)
Net asset value - Beginning of period	$50.240		$50.190	$50.000
Income (loss) from operations
Net investment income	$0.646		$0.632	$0.422
Net realized and unrealized gain (loss)	(0.026)		(0.034)	0.048
Total income from operations	$0.620		$0.598	$0.470
Less distributions
From net investment income	$-		$(0.548)	$(0.280)
Total distributions	$-		$(0.548)	$(0.280)
Net asset value - End of period	$50.860		$50.240	$50.190
Total Return(3)	1.23%		1.19%	0.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$233,544		$135,027	$97,115
Ratios (As a percentage of average daily net assets):
Net expenses	0.30	%(4)	0.30%	0.55	%(4)
Net investment income	2.58	%(4)	1.25%	0.85	%(4)
Portfolio Turnover	119%		390%	429%

†  The operating expenses of the Fund reflect reductions of both the investment adviser fee and service fees. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.60	%(4)	0.60%	0.60	%(4)
Net investment income	2.28	%(4)	0.95%	0.80	%(4)
Net investment income per share	$0.571		$0.480	$0.397

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business January 7, 2003, to December 31, 2003.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the periods shown.

(4)  Annualized.

See notes to financial statements

10

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations, U.S. agency obligations, obligations of commercial banks or savings and loan associations (such as bankers' acceptances and fixed and variable rate certificates of deposit), repurchase agreements, auction rate securities, commercial paper, corporate bonds, preferred securities, fixed and floating rate asset-backed securities and mortgage-backed securities, all of which must be rated A or higher (i.e, within the top three rating catergories). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Fixed income and Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities, including options, that are listed on foreign or U.S. securities exchanges generally are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of preferred debt securities that are valued by a pricing service on an equity basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Unlisted or listed securities for which closing sales prices are not available are valued at the mean betwen the bid and asked prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary.

D  Repurchase Agreements - The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker dealers determined to be creditworthy by the investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

E  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of American requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

11

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends, on its tax return, to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	3,994,966	2,180,106
Redemptions	(2,090,908)	(1,427,333)
Net increase	1,904,058	752,773

At June 30, 2005, Eaton Vance Management owned approximately 50% of the outstanding shares of the Fund.

4  Purchases and Sales of Investments

Purchases and sales (including maturities), other than U.S. Government securities and short-term obligations, aggregated $117,426,140 and $90,155,395, respectively for the six months ended June 30, 2005. Purchase and sales of U.S. Government and Agency securities aggregated $27,364,097 and $17,400,000, respectively.

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management services rendered to the Fund. Under the investment advisory agreement with the Fund, EVM received a monthly advisory fee equal to 0.25% annually of the average daily net assets of the Fund. For the six months ended June 30, 2005, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets and amounted to $293,942. Pursuant to a voluntary fee waiver, EVM made a reduction of its investment adviser fee in the amount of $235,153 for the six months ended June 30, 2005. EVM also serves as administrator of the Fund, providing the Fund with administration services and related office facilities. In return, the Fund pays EVM administration fees equivalent to 0.10% of average daily net assets of the Fund. For the six months ended June 30, 2005, the fee was equivalent to 0.10% of the Fund's average net assets and amounted to $116,592. EVM also pays all ordinary operating expenses of the Fund (except service, administrative services and advisory fees). Certain officers and Trustees of the Fund are officers of EVM. The Fund did not pay any Trustees fees for the six months ended June 30, 2005.

6  Service Plan

The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended, June 30, 2005, the Fund paid or accrued service fees payable to EVD in the amount of $290,884. Pursuant to a voluntary fee waiver,

12

Eaton Vance Institutional Short Term Income Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

EVD made a reduction of its service fee in the amount of $116,582 for the six months ended June 30, 2005.

7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$231,591,638
Gross unrealized appreciation	$58,257
Gross unrealized depreciation	(122,712)
Net unrealized depreciation	$(64,455)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	1,162,070	0
James B. Hawkes	1,162,070	0
Samuel L. Hayes, III	1,162,070	0
William H. Park	1,162,070	0
Ronald A. Pearlman	1,162,070	0
Norton H. Reamer	1,162,070	0
Lynn A. Stout	1,162,070	0
Ralph F. Verni	1,162,070	0

13

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Eaton Vance Institutional Short Term Income Fund (the "Fund") and its manager or investment adviser, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement between the Fund and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Fund advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding Fund investment performance;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the investment advisory agreement. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of information with respect to Fund investment performance, the Special Committee concluded that, in light of the unique management strategy of the Fund and the manner in which the strategy addresses special needs of investors, the Fund's performance has been reasonable. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information

14

Eaton Vance Institutional Short Term Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment adviser and its affiliates in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Fund and noted in particular that the Fund had benefited from a voluntary waiver of fees by Eaton Vance and its affiliates. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also concluded that, in light of the size of the Fund and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

15

Eaton Vance Institutional Short Term Income Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

16

This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Institutional Short Term Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1555-8/05  ISTISRC

Semiannual Report June 30, 2005

EATON VANCE
INSTITUTIONAL
SHORT TERM
TREASURY
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

INVESTMENT UPDATE

Duke E. Laflamme, CFA
     Portfolio Manager

Investment Environment

•      The first half of 2005 brought little change to the American economy from 2004, with Gross Domestic Product (GDP) growth continuing at a solid pace of nearly 4%, inflation well contained at just under 3% — despite record high energy prices — and longer-term interest rates declining and remaining at low historical levels.

•                  On June 30, 2005, the Federal Reserve increased the Federal Funds target rate by 25 basis points (one quarter of one percentage point) for the ninth consecutive time. The benchmark short-term rate, nowat 3.25%, is 2.25 percentage points higher than when the current tightening campaign began. In past cycles, as the Fed has moved the rate higher, market forces have pushed intermediate and long yields higher as well. In the current cycle, however, yields on intermediate and long bonds have actually declined.

•                  The decline in long-term interest rates, signifying surging demand for U.S. Treasuries, has been fueled to a large degree by foreign countries looking to invest their large cash reserves, as well as inflows from hedge funds. Mortgage rates, which are tied to long-term Treasury yields, have remained low, keeping the housing market strong. As housing prices have risen, many homeowners have refinanced and used some of the money for discretionary spending, helping bolster the economy.

The Fund

•                  Eaton Vance Institutional Short Term Treasury Fund had a total return of 1.10% for the six months ended June 30, 2005.(1) This return resulted from an increase in the Fund’s net asset value to $73.01 per share on June 30, 2005, from $72.21 per share on December 31, 2004. See page 3 for more performance information.

•                  By comparison, the Fund’s benchmark, the Merrill Lynch 0-1 Year Treasury Notes and Bonds Index — an unmanaged index of U.S. Treasury Notes and Bonds with maturities of 0-1 years — had a total return of 1.22% during the same period.(2)

•                  Management continued to maintain a relatively short weighted average maturity in the Fund to provide flexibility for interest rate increases. This strategy was beneficial during the period, as short-term rates continued to rise. Although shorter-maturity securities typically offer lower yields, their flexibility enabled management to reinvest more quickly, helping to increase the Fund’s income stream as rates rose. For the rest of 2005, we remain focused on the economy, inflation, and Federal Reserve interest rate policy. We expect the Fed to continue on its current course. If that is indeed the case, the Fund will maintain its short weighted average maturity position in order to take advantage of rising short-term rates.

About the Fund

•                  Eaton Vance Institutional Short Term Treasury Fund invests exclusively in U.S. Treasury obligations (bills, notes, and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)       Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month-end, please refer to www.eatonvance.com.

The views expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

2

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

PERFORMANCE

Performance
SEC Average Annual Total Returns
One Year	1.76%
Five Years	2.05%
Life of Fund†	2.65%

†      Inception Date – 1/4/99

Asset Allocation*

By investment type

*      Reflects the Fund’s investments as of June 30, 2005. Investment types are shown as a percentage of the Fund’s net assets. Asset allocation information may not be representative of the Fund’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www. eatonvance.com.

3

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 — June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Institutional Short Term Treasury Fund

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 — 6/30/05)

Actual	$1,000.00	$1,011.00	$1.25

Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.60	$1.25

*                 Expenses are equal to the Fund’s annualized expense ratio of 0.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

4

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations - 98.2%
Security	Principal Amount (000's omitted)	Value
US Treasury Bill, 0.00%, 10/6/05	$10,000	$9,916,600
Total U.S. Treasury Obligations (identified cost, $9,917,280)		$9,916,600
Short-Term Investments - 1.8%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$182	$182,000
Total Short-Term Investments (at amortized cost, $182,000)		$182,000
Total Investments - 100.0% (identified cost $10,099,280)		$10,098,600
Other Assets, Less Liabilities - 0.0%		$979
Net Assets - 100.0%		$10,099,579

See notes to financial statements

5

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $10,099,280)	$10,098,600
Cash	394
Interest receivable	613
Total assets	$10,099,607
Liabilities
Payable to affiliate for service fees	$28
Total liabilities	$28
Net Assets for 138,330 shares of beneficial interest outstanding	$10,099,579
Sources of Net Assets
Paid-in capital	$10,364,783
Accumulated net realized loss (computed on the basis of identified cost)	(377,127)
Accumulated undistributed net investment income	112,603
Net unrealized depreciation (computed on the basis of identified cost)	(680)
Total	$10,099,579
Net Asset Value, Offering Price and Redemption Price Per Share ($10,099,579 ÷ 138,330 shares of beneficial interest outstanding)	$73.01

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Interest	$125,082
Total investment income	$125,082
Expenses
Management fee	$17,567
Service fees	12,430
Total expenses	$29,997
Deduct - Preliminary reduction of management fee	$11,544
Preliminary reduction of service fee	5,974
Total expense reductions	$17,518
Net expenses	$12,479
Net investment income	$112,603
Realized and Unrealized Gain (Loss)
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,383)
Net change in unrealized appreciation (depreciation)	$(1,383)
Net realized and unrealized loss	$(1,383)
Net increase in net assets from operations	$111,220

See notes to financial statements

6

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$112,603	$93,643
Net change in unrealized appreciation (depreciation) from investments	(1,383)	486
Net increase in net assets from operations	$111,220	$94,129
Distributions to shareholders - From net investment income	$-	$(93,677)
Total distributions to shareholders	$-	$(93,677)
Net increase in net assets	$111,220	$452
Net Assets
At beginning of period	$9,988,359	$9,987,907
At end of period	$10,099,579	$9,988,359
Accumulated undistributed net investment income included in net assets
At end of period	$112,603	$-

See notes to financial statements

7

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003(1)		2002(1)	2001(1)	2000(2)
Net asset value - Beginning of period	$72.210		$72.200	$72.840		$72.710	$70.760	$70.600
Income (loss) from operations
Net investment income	$0.814		$0.677	$0.696		$0.944	$2.195	$3.860
Net realized and unrealized gain (loss)	(0.014)		0.010	(0.476	)(3)	(0.054)	0.555	0.020
Total income from operations	$0.800		$0.687	$0.220		$0.890	$2.750	$3.880
Less distributions
From net investment income	$-		$(0.677)	$(0.860)		$(0.760)	$(0.800)	$(3.720)
Total distributions	$-		$(0.677)	$(0.860)		$(0.760)	$(0.800)	$(3.720)
Net asset value - End of period	$73.010		$72.210	$72.200		$72.840	$72.710	$70.760
Total Return(4)	1.10%		0.95%	0.31%		1.22%	3.89%	5.50%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$10,100		$9,988	$9,988		$1,002	$1,349	$1,000
Ratios (As a percentage of average daily net assets):
Net expenses	0.25	%(5)	0.25%	0.25%		0.52%	0.60%	0.60%
Net investment income	2.26	%(5)	0.93%	0.96%		1.29%	3.02%	5.60%
Portfolio Turnover	0%		0%	0%		14%	13%	11%

†  The operating expenses of the Fund may reflect a reduction of both the management fee and the service fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):

Expenses	0.60	%(5)	0.60%	0.60%	0.60%
Net investment income	1.91	%(5)	0.58%	0.61%	1.21%
Net investment income per share	$0.687		$0.422	$0.442	$0.885

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $377,127, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

D  Repurchase Agreements - The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Fund's Manager, Eaton Vance Management. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

E  Other - Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

F  Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund

9

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). For the six months ended June 30, 2005 and the year end December 31, 2004, the Fund had no transactions in Fund shares.

At June 30, 2005, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

4  Purchases and Sales of Investments

Purchases and sales (including maturities) of short-term U.S. Government Securities aggregated $19,807,676 and $20,000,000, respectively, for the six months ended June 30, 2005. There were no long term purchases or sales during the six months ended June 30, 2005.

5  Management Fee and Other Transactions with Affiliates

The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the six months ended June 30, 2005, the management fee was equivalent to 0.35% (annualized) of the Fund's average net assets and amounted to $17,567. Pursuant to a voluntary fee waiver, EVM made a reduction of its management fee in the amount of $11,544. Certain officers and Trustees of the Fund are officers of EVM. The Fund did not pay any Trustees fees for the six months ended June 30, 2005.

6  Service Plan

The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2005, the Fund paid or accrued service fees payable to EVD in the amount of $12,430. Pursuant to a voluntary fee waiver, EVD made a reduction of its service fee in the amount of $5,974.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

10

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$10,099,280
Gross unrealized appreciation	$-
Gross unrealized depreciation	(680)
Net unrealized depreciation	$(680)

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	0	0
James B. Hawkes	0	0
Samuel L. Hayes, III	0	0
William H. Park	0	0
Ronald A. Pearlman	0	0
Norton H. Reamer	0	0
Lynn A. Stout	0	0
Ralph F. Verni	0	0

Although the Fund received no votes, sufficient affirmative votes were received by the other series of the Trust to elect the Trustees, as described in the proxy statement for the Special Meeting.

11

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE MANAGEMENT AGREEMENT

The management agreement between Eaton Vance Institutional Short Term Treasury Fund (the "Fund") and its investment manager, Eaton Vance Management ("Eaton Vance"), provides that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the management agreement between the Fund and the investment manager, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing Fund advisory fees with those of comparable funds;

•  An independent report comparing the Fund's expense ratio to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment manager;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the management agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

The Special Committee also considered the investment manager's portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the management agreement. Specifically, the Special Committee considered the investment manager's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Special Committee noted the experience of the investment professionals and other personnel who would provide services under the management agreement. The Special Committee evaluated the level of skill required to manage the Fund and concluded that the human resources available at the investment manager were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of information with respect to Fund investment performance, the Special Committee concluded that, in light of the the unique management strategy of the Fund and the manner in which the strategy addresses special needs of investors, the performance of the Fund has been reasonable. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are

12

Eaton Vance Institutional Short Term Treasury Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE MANAGEMENT AGREEMENT CONT'D

within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the profit levels of the investment manager and its affiliates in providing investment management and administration services for the Fund and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with the operation of the Fund and noted in particular that the Fund had benefited from a voluntary waiver of fees by Eaton Vance and its affiliates. In addition, the Special Committee considered the fiduciary duty assumed by the investment manager in connection with the services rendered to the Fund and the business reputation of the investment manager and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment manager are not unreasonable. The Special Committee also concluded that, in light of the size of the Fund and the level of profitability to the manager, the manager and its affiliates are not realizing material economies of scale that warrant the implementation of breakpoints at this time.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the management agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the management agreement, including the fee structure, is in the interests of shareholders.

13

Eaton Vance Institutional Short Term Treasury Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President and Portfolio Manager
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

14

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Manager
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Institutional Short Term Treasury Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

163-8/05  I-TYSRC

Semiannual Report June 30, 2005

EATON VANCE
LARGE-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap Value Fund as of June 30, 2005

INVESTMENT UPDATE

Michael R. Mach, CFA
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30, 2005, the Fund’s Class A shares had a total return of 3.67%. This return was the result of an increase in net asset value (NAV) per share to $17.41 on June 30, 2005, from $16.88 on December 31, 2004, and the reinvestment of $0.089 per share in dividend income.(1)

•                  The Fund’s Class B shares had a total return of 3.27% for the same period, the result of an increase in NAV per share to $20.08 from $19.46, and the reinvestment of $0.017 per share in dividend income.(1)

•                  The Fund’s Class C shares had a total return of 3.25% for the same period, the result of an increase in NAV per share to $15.95 from $15.48, and the reinvestment of $0.034 per share in dividend income.(1)

•                  The Fund’s Class I shares had a total return of 3.79% for the same period, the result of an increase in NAV per share to $17.41 from $16.88, and the reinvestment of $0.109 per share in dividend income.(1)

•                  The Fund’s Class R shares had a total return of 3.51% for the same period, the result of an increase in NAV per share to $14.79 from $14.34, and the reinvestment of $0.053 per share in dividend income.(1)

•                  For comparison, the Fund’s benchmark, the Russell 1000 Value Index – a broad-based, unmanaged index of stocks commonly used as a measure of value stocks – had a total return of 1.76% during the period.(2)

Management Discussion

•                  During the six month period ended June 30, 2005, continued growth in the U.S. economy helped drive corporate earnings and stock prices higher. Reflecting these positive trends, over the same six-month period, all share classes of the Fund recorded modestly positive returns, outpacing those registered by the Russell 1000 Value Index.(2)

•                  Recent growth in the U.S. economy has been facilitated by a combination of lower tax rates, which have kept more income in the hands of consumers, along with a more restrictive Federal Reserve Board policy, which has successfully kept long-term interest rates at relatively low levels.

•                  For several quarters, growing worldwide demand allowed oil and gas prices to move higher. This helped push the earnings and stock prices of many energy companies to record levels. Another sector of the market that did well in recent quarters was electric utilities. Here, a combination of strong earnings, cash flow, and dividend growth in an environment of relatively low long-term interest rates has proven to be attractive to investors seeking stocks with good capital appreciation potential and above-average dividend income generation. As of June 30, 2005, shares of many electric utility companies were trading at or near record-high levels of valuation. Over the last six months, the Portfolio’s holdings in the energy and electric utility sectors made significant contributions to the Fund’s overall performance.

•                  At June 30, 2005, the Portfolio was well-diversified, with solid representation in the financial, industrial, consumer, utility, energy, technology and health care sectors. From a value standpoint, management has found stock price valuations for select companies in nearly all these categories selling at what we regard as attractive risk/reward levels for long-term investors.

•                  In pursuing the Fund’s objective of total return for its shareholders, management continued to adhere to its strategy of investing in a diversified portfolio of companies characterized by strong business franchises and attractive growth opportunities. The Portfolio remained disciplined about buying shares of such companies only when they were available at what we regarded as discount levels of valuation.

•                  As always, we thank you, our fellow shareholders for your continued participation and confidence in the Fund.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class R shares are offered to certain investors at net asset value.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class I	Class R
Average Annual Total Returns (at net asset value)
One Year	15.92%	15.04%	15.07%	N.A.	15.66%
Five Years	8.21%	7.39%	7.38%	N.A.	N.A.
Ten Years	12.55%	11.55%	11.27%	N.A.	N.A.
Life of Fund†	9.62%	11.67%	11.88%	4.47%	10.73%
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	9.22%	10.04%	14.07%	N.A.	15.66%
Five Years	6.93%	7.09%	7.38%	N.A.	N.A.
Ten Years	11.89%	11.55%	11.27%	N.A.	N.A.
Life of Fund†	9.53%	11.67%	11.88%	4.47%	10.73%

†Inception Dates – Class A: 9/23/31; Class B: 8/17/94; Class C: 10/4/94; Class I: 12/28/04; Class R: 2/18/04

*            Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge.  SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class I and Class R shares are offered to certain investors at net asset value.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Ten Largest Holdings**

By net assets

Wyeth	2.07%
Prudential Financial Corp.	2.04%
Altria Group, Inc.	2.01%
Countrywide Financial Corp	2.00%
ConocoPhillips	1.98%
Exxon Mobil Corp.	1.98%
Allstate Corp.	1.96%
Verizon Communications	1.91%
Pfizer Inc.	1.90%
Bank of America Corp.	1.89%

**     Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management. Ten Largest Holdings represented 19.74% of Portfolio net assets as of June 30, 2005. Holdings are subject to change due to active management.

Common Stock Investments by Sector**

By net assets

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)
Actual
Class A	$1,000.00	$1,036.70	$5.40
Class B	$1,000.00	$1,032.70	$9.17
Class C	$1,000.00	$1,032.50	$9.17
Class I	$1,000.00	$1,037.90	$4.14
Class R	$1,000.00	$1,035.10	$6.66
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.50	$5.36
Class B	$1,000.00	$1,015.80	$9.10
Class C	$1,000.00	$1,015.80	$9.10
Class I	$1,000.00	$1,020.70	$4.11
Class R	$1,000.00	$1,018.20	$6.61

*            Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares, 0.82% for Class I shares, and 1.32% for Class R shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Large-Cap Value Portfolio, at value (identified cost, $1,152,797,476)	$1,369,078,067
Receivable for Fund shares sold	12,303,277
Prepaid expenses	25,745
Total assets	$1,381,407,089
Liabilities
Payable for Fund shares redeemed	$2,472,729
Payable to affiliate for distribution and service fees	26,173
Payable to affiliate for Trustees' fees	693
Accrued expenses	214,687
Total liabilities	$2,714,282
Net Assets	$1,378,692,807
Sources of Net Assets
Paid-in capital	$1,154,241,405
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	8,250,112
Accumulated distributions in excess of net investment income	(79,301)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	216,280,591
Total	$1,378,692,807
Class A Shares
Net Assets	$1,039,658,578
Shares Outstanding	59,731,229
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.41
Maximum Offering Price Per Share (100 ÷ 94.25 of $17.41)	$18.47
Class B Shares
Net Assets	$180,628,035
Shares Outstanding	8,994,329
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$20.08
Class C Shares
Net Assets	$156,849,335
Shares Outstanding	9,833,276
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$15.95
Class I Shares
Net Assets	$258,642
Shares Outstanding	14,858
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.41
Class R Shares
Net Assets	$1,298,217
Shares Outstanding	87,784
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.79
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $75,499)	$11,777,754
Interest allocated from Portfolio	387,760
Expenses allocated from Portfolio	(3,698,451)
Net investment income from Portfolio	$8,467,063
Expenses
Trustees' fees and expenses	$1,335
Distribution and service fees
Class A	1,033,912
Class B	833,049
Class C	662,581
Class R	2,490
Transfer and dividend disbursing agent fees	590,638
Registration fees	133,639
Printing and postage	113,082
Legal and accounting services	40,138
Custodian fee	21,891
Miscellaneous	15,144
Total expenses	$3,447,899
Net investment income	$5,019,164
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$16,688,271
Foreign currency transactions	7,681
Net realized gain	$16,695,952
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$20,262,487
Foreign currency	3,687
Net change in unrealized appreciation (depreciation)	$20,266,174
Net realized and unrealized gain	$36,962,126
Net increase in net assets from operations	$41,981,290

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$5,019,164	$7,726,603
Net realized gain from investment and foreign currency transactions	16,695,952	27,805,635
Net change in unrealized appreciation (depreciation) from investments and foreign currency	20,266,174	85,358,304
Net increase in net assets from operations	$41,981,290	$120,890,542
Distributions to shareholders - From net investment income Class A	$(4,639,570)	$(6,544,115)
Class B	(154,433)	(574,931)
Class C	(310,812)	(516,984)
Class I	(1,616)	-
Class R	(3,730)	(3,389)
Total distributions to shareholders	$(5,110,161)	$(7,639,419)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$386,040,541	$378,352,366
Class B	29,285,683	38,442,051
Class C	43,033,603	36,327,682
Class I	-	247,603
Class R	671,366	645,438
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,645,283	5,374,533
Class B	119,696	443,674
Class C	190,626	304,241
Class I	1,616	-
Class R	3,494	3,389
Cost of shares redeemed Class A	(88,264,978)	(98,530,355)
Class B	(12,868,331)	(21,382,743)
Class C	(10,079,147)	(20,190,782)
Class R	(76,851)	(54,280)
Net asset value of shares exchanged Class A	1,146,204	12,558,694
Class B	(1,146,204)	(12,558,694)
Net increase in net assets from Fund share transactions	$351,702,601	$319,982,817
Net increase in net assets	$388,573,730	$433,233,940

Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
At beginning of period	$990,119,077	$556,885,137
At end of period	$1,378,692,807	$990,119,077
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(79,301)	$11,696

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$16.880		$14.760	$12.110	$14.530	$14.770	$14.390
Income (loss) from operations
Net investment income	$0.092		$0.185	$0.146	$0.128	$0.131	$0.114
Net realized and unrealized gain (loss)	0.527		2.113	2.654	(2.408)	0.100	1.835
Total income (loss) from operations	$0.619		$2.298	$2.800	$(2.280)	$0.231	$1.949
Less distributions
From net investment income	$(0.089)		$(0.178)	$(0.150)	$(0.140)	$(0.125)	$(0.090)
From net realized gain	-		-	-	-	(0.346)	(1.479)
Total distributions	$(0.089)		$(0.178)	$(0.150)	$(0.140)	$(0.471)	$(1.569)
Net asset value - End of period	$17.410		$16.880	$14.760	$12.110	$14.530	$14.770
Total Return(2)	3.67%		15.68%	23.30%	(15.78)%	1.73%	14.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,039,659		$709,961	$332,662	$184,446	$177,660	$147,800
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.07	%(4)†	1.07%†	1.13%	1.13%	1.13%	1.15%
Net expenses after custodian fee reduction(3)	1.07	%(4)†	1.07%†	1.13%	1.13%	1.13%	1.15%
Net investment income	1.09	%(4)†	1.21%†	1.24%	0.97%	0.91%	0.82%
Portfolio Turnover of the Portfolio	21%		56%	57%	181%	78%	163%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$19.460		$17.020	$13.970	$16.760	$16.970	$16.340
Income (loss) from operations
Net investment income	$0.032		$0.082	$0.070	$0.033	$0.035	$0.004
Net realized and unrealized gain (loss)	0.605		2.430	3.045	(2.778)	0.116	2.105
Total income (loss) from operations	$0.637		$2.512	$3.115	$(2.745)	$0.151	$2.109
Less distributions
From net investment income	$(0.017)		$(0.072)	$(0.065)	$(0.045)	$(0.015)	$-
From net realized gain	-		-	-	-	(0.346)	(1.479)
Total distributions	$(0.017)		$(0.072)	$(0.065)	$(0.045)	$(0.361)	$(1.479)
Net asset value - End of period	$20.080		$19.460	$17.020	$13.970	$16.760	$16.970
Total Return(2)	3.27%		14.80%	22.36%	(16.41)%	1.00%	13.86%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$180,628		$159,792	$135,355	$88,907	$72,891	$30,368
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.82	%(4)†	1.82%†	1.88%	1.88%	1.88%	1.94%
Net expenses after custodian fee reduction(3)	1.82	%(4)†	1.82%†	1.88%	1.88%	1.88%	1.94%
Net investment income	0.33	%(4)†	0.46%†	0.48%	0.21%	0.21%	0.03%
Portfolio Turnover of the Portfolio	21%		56%	57%	181%	78%	163%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$15.480		$13.550	$11.120	$13.330	$13.590	$13.370
Income (loss) from operations
Net investment income	$0.026		$0.065	$0.053	$0.025	$0.031	$0.003
Net realized and unrealized gain (loss)	0.478		1.936	2.427	(2.200)	0.068	1.696
Total income (loss) from operations	$0.504		$2.001	$2.480	$(2.175)	$0.099	$1.699
Less distributions
From net investment income	$(0.034)		$(0.071)	$(0.050)	$(0.035)	$(0.013)	$-
From net realized gain	-		-	-	-	(0.346)	(1.479)
Total distributions	$(0.034)		$(0.071)	$(0.050)	$(0.035)	$(0.359)	$(1.479)
Net asset value - End of period	$15.950		$15.480	$13.550	$11.120	$13.330	$13.590
Total Return(2)	3.25%		14.81%	22.34%	(16.35)%	0.86%	13.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$156,849		$119,453	$88,867	$42,950	$24,396	$6,246
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.82	%(4)†	1.82%†	1.88%	1.88%	1.88%	1.95%
Net expenses after custodian fee reduction(3)	1.82	%(4)†	1.82%†	1.88%	1.88%	1.88%	1.95%
Net investment income	0.34	%(4)†	0.46%†	0.49%	0.21%	0.24%	0.02%
Portfolio Turnover of the Portfolio	21%		56%	57%	181%	78%	163%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2005 (Unaudited)(2)		Year Ended December 31, 2004(1)(2)
Net asset value - Beginning of period	$16.880		$16.770
Income (loss) from operations
Net investment income	$0.112		$0.011
Net realized and unrealized gain	0.527		0.099
Total income from operations	$0.639		$0.110
Less distributions
From net investment income	$(0.109)		$-
Total distributions	$(0.109)		$-
Net asset value - End of period	$17.410		$16.880
Total Return(3)	3.79%		0.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$259		$249
Ratios (As a percentage of average daily net assets):
Net expenses(4)	0.82	%(5)†	0.82	%(5)†
Net expenses after custodian fee reduction(4)	0.82	%(5)†	0.82	%(5)†
Net investment income	1.33	%(5)†	6.09	%(5)†
Portfolio Turnover of the Portfolio	21%		56%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended June 30, 2005 (Unaudited)(2)		Year Ended December 31, 2004(1)(2)
Net asset value - Beginning of period	$14.340		$13.000
Income (loss) from operations
Net investment income	$0.062		$0.106
Net realized and unrealized gain	0.441		1.330
Total income from operations	$0.503		$1.436
Less distributions
From net investment income	$(0.053)		$(0.096)
Total distributions	$(0.053)		$(0.096)
Net asset value - End of period	$14.790		$14.340
Total Return(3)	3.51%		11.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,298		$664
Ratios (As a percentage of average daily net assets):
Net expenses(4)	1.32	%(5)†	1.32	%(5)†
Net expenses after custodian fee reduction(4)	1.32	%(5)†	1.32	%(5)†
Net investment income	0.87	%(5)†	0.93	%(5)†
Portfolio Turnover of the Portfolio	21%		56%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios and net investment income per share would have been the same.

(1)  For the period from the commencement of operations, February 18, 2004, to December 31, 2004.

(2)  Net investment income per share was computed using average shares outstanding.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

See notes to financial statements

Eaton Vance Large-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class I and Class R shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (see Note 6). Class I and Class R shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (94.4% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $7,763,098 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2010. For the year ended December 31, 2004, capital loss carryovers of $26,694,131 were utilized to offset net realized gains.

D  Other - Investment transactions are accounted for on a trade-date basis.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, there were no credit balances used to reduce the Fund's custodian fee.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance Large-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's manangement reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	22,580,464	24,794,159
Issued to shareholders electing to receive payments of distributions in Fund shares	210,103	345,616
Redemptions	(5,195,611)	(6,452,883)
Exchange from Class B shares	67,426	837,417
Net increase	17,662,382	19,524,309

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	1,493,322	2,176,735
Issued to shareholders electing to receive payments of distributions in Fund shares	5,973	25,049
Redemptions	(657,265)	(1,218,712)
Exchange to Class A shares	(58,478)	(726,973)
Net increase	783,552	256,099
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,752,085	2,581,873
Issued to shareholders electing to receive payments of distributions in Fund shares	11,976	21,313
Redemptions	(648,888)	(1,445,151)
Net increase	2,115,173	1,158,035
Class I	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004(1)
Sales	-	14,765
Issued to shareholders electing to receive payments of distributions in Fund shares	93	-
Net increase	93	14,765
Class R	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004(2)
Sales	46,551	50,167
Issued to shareholders electing to receive payments of distributions in Fund shares	237	251
Redemptions	(5,296)	(4,126)
Net increase	41,492	46,292

(1)  For the period from the commencement of operations of Class I shares, December 28, 2004, to December 31, 2004.

(2)  For the period from the commencement of operations of Class R shares, February 18, 2004, to December 31, 2004.

Eaton Vance Large-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but does not currently receive a fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $47,399 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $160,799 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Class R Plan requires the Fund to pay EVD amounts equal to 0.50% per annum of the Fund's average daily net assets attributable to Class R shares for the sale and distribution of Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. With respect to Class B and Class C, each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $624,787, $496,936, and $1,245 for Class B, Class C, and Class R shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively, and 0.25% of the average daily net assets for Class R Shares. At June 30, 2005, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $4,069,000 and $12,259,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class R shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $1,033,912, $208,262, $165,645 and $1,245 for Class A, Class B, Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated

Eaton Vance Large-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $13, $192,000 and $7,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $451,303,080 and $114,811,630, respectively, for the six months ended June 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	51,770,352	478,609
James B. Hawkes	51,804,850	444,111
Samuel L. Hayes, III	51,768,976	479,984
William H. Park	51,801,536	447,424
Ronald A. Pearlman	51,770,094	478,866
Norton H. Reamer	51,774,454	474,506
Lynn A. Stout	51,785,916	463,045
Ralph F. Verni	51,788,663	460,298

Each nominee was also elected a Trustee of the Portfolio.

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.7%
Security	Shares	Value
Aerospace & Defense - 3.2%
General Dynamics Corp.	200,000	$21,908,000
Northrop Grumman Corp.	300,000	16,575,000
United Technologies Corp.	150,000	7,702,500
		$46,185,500
Agricultural Equipment - 1.5%
Deere & Co.	325,000	$21,284,250
		$21,284,250
Auto and Parts - 0.9%
BorgWarner, Inc.	250,000	$13,417,500
		$13,417,500
Banks - 8.5%
Bank of America Corp.	600,000	$27,366,000
Marshall and IIsley Corp.	250,000	11,112,500
North Fork Bancorporation, Inc.	400,000	11,236,000
SunTrust Banks, Inc.	275,000	19,866,000
U.S. Bancorp	325,000	9,490,000
Wachovia Corp.	400,000	19,840,000
Wells Fargo & Co.	400,000	24,632,000
		$123,542,500
Beverages - 0.6%
Anheuser-Busch Co., Inc.	175,000	$8,006,250
		$8,006,250
Building and Construction - 1.0%
D.R. Horton, Inc.	400,000	$15,044,000
		$15,044,000
Chemicals - 0.8%
Air Products and Chemicals, Inc.	200,000	$12,060,000
		$12,060,000
Communications Services - 4.0%
Alltel Corp.	175,000	$10,899,000
Sprint Corp. (FON Group)	500,000	12,545,000
Verizon Communications, Inc.	800,000	27,640,000

Security	Shares	Value
Communications Services (continued)
Vodafone Group PLC ADR	300,000	$7,296,000
		$58,380,000
Computers and Business Equipment - 2.3%
Hewlett-Packard Co.	625,000	$14,693,750
International Business Machines Corp.	250,000	18,550,000
		$33,243,750
Consumer Non-Durables - 1.1%
Kimberly-Clark Corp.	250,000	$15,647,500
		$15,647,500
Consumer Products-Miscellaneous - 2.0%
Altria Group, Inc.	450,000	$29,097,000
		$29,097,000
Consumer Services - 1.5%
Cendant Corp.	1,000,000	$22,370,000
		$22,370,000
Diversified Manufacturing and Services - 2.3%
Cooper Industries Ltd., Class A(1)	125,000	$7,987,500
Eaton Corp.	175,000	10,482,500
Tyco International Ltd.(1)	500,000	14,600,000
		$33,070,000
Electric Utilities - 6.4%
Dominion Resources, Inc.	300,000	$22,017,000
Entergy Corp.	300,000	22,665,000
Exelon Corp.	525,000	26,948,250
Scottish Power PLC(1)	1,000,000	8,876,825
TXU Corp.	150,000	12,463,500
		$92,970,575
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc.(2)	250,000	$5,755,000
Flextronics International Ltd.(1)(2)	550,000	7,265,500
Nokia Oyj ADR	500,000	8,320,000
		$21,340,500

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Financial Services - 12.4%
American Express Co.	200,000	$10,646,000
Citigroup, Inc.	550,000	25,426,500
Countrywide Financial Corp.	750,000	28,957,500
Federal Home Loan Mortgage Corp.	225,000	14,676,750
Franklin Resources, Inc.	100,000	7,698,000
Goldman Sachs Group, Inc.	225,000	22,954,500
JPMorgan Chase & Co.	475,000	16,777,000
Lehman Brothers Holdings, Inc.	200,000	19,856,000
Merrill Lynch & Co., Inc.	425,000	23,379,250
Washington Mutual, Inc.	250,000	10,172,500
		$180,544,000
Foods - 1.8%
Nestle SA(1)	100,000	$25,554,255
		$25,554,255
Healthcare - 1.1%
Fisher Scientific International, Inc.(2)	250,000	$16,225,000
		$16,225,000
Information Technology Services - 0.5%
NCR Corp.(2)	200,000	$7,024,000
		$7,024,000
Insurance - 5.9%
Allstate Corp. (The)	475,000	$28,381,250
First American Corp.	250,000	10,035,000
MetLife, Inc.	400,000	17,976,000
Prudential Financial, Inc.	450,000	29,547,000
		$85,939,250
Machinery - 1.1%
Caterpillar, Inc.	175,000	$16,679,250
		$16,679,250
Media - 2.8%
Time Warner, Inc.(2)	1,500,000	$25,065,000
Viacom, Inc., Class B	500,000	16,010,000
		$41,075,000

Security	Shares	Value
Metals-Industrial - 2.9%
Alcoa, Inc.	500,000	$13,065,000
Inco, Ltd.(1)(2)	400,000	15,100,000
Phelps Dodge Corp.	150,000	13,875,000
		$42,040,000
Oil and Gas-Equipment and Services - 1.7%
Transocean Sedco Forex, Inc.(1)(2)	450,000	$24,286,500
		$24,286,500
Oil and Gas-Exploration and Production - 2.8%
Apache Corp.	325,000	$20,995,000
Burlington Resources, Inc.	350,000	19,334,000
		$40,329,000
Oil and Gas-Integrated - 8.9%
ChevronTexaco Corp.	425,000	$23,766,000
ConocoPhillips	500,000	28,745,000
Exxon Mobil Corp.	500,000	28,735,000
Marathon Oil Corp.	400,000	21,348,000
Occidental Petroleum Corp.	350,000	26,925,500
		$129,519,500
Oil and Gas-Refining - 1.1%
Valero Energy Corp.	200,000	$15,822,000
		$15,822,000
Paper and Forest Products - 1.3%
Weyerhaeuser Co.	300,000	$19,095,000
		$19,095,000
Pharmaceutical Benefits Manager - 0.7%
Medco Health Solutions, Inc.(2)	200,000	$10,672,000
		$10,672,000
Pharmaceuticals - 4.0%
Pfizer, Inc.	1,000,000	$27,580,000
Wyeth	675,000	30,037,500
		$57,617,500

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Publishing - 0.7%
Gannett Co., Inc.	150,000	$10,669,500
		$10,669,500
REITS - 2.8%
AvalonBay Communities, Inc.	125,000	$10,100,000
Simon Property Group, Inc.	300,000	21,747,000
Vornado Realty Trust	100,000	8,040,000
		$39,887,000
Retail-Restaurants - 1.0%
McDonald's Corp.	500,000	$13,875,000
		$13,875,000
Retail-Specialty and Apparel - 3.8%
CVS Corp.	250,000	$7,267,500
Home Depot, Inc. (The)	550,000	21,395,000
J.C. Penney Company, Inc.	500,000	26,290,000
		$54,952,500
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	450,000	$7,281,000
		$7,281,000
Transport-Services - 1.0%
FedEx Corp.	175,000	$14,176,750
		$14,176,750
Transportation - 1.3%
Burlington Northern Santa Fe Corp.	400,000	$18,832,000
		$18,832,000
Total Common Stocks (identified cost $1,182,791,369)		$1,417,755,330

Commercial Paper - 4.0%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$57,355	$57,355,000
Total Commercial Paper (at amortized cost, $57,355,000)		$57,355,000
Short-Term Investments - 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 101.8% (identified cost $1,242,146,369)		$1,477,110,330
Other Assets, Less Liabilities - (1.8)%		$(26,644,980)
Net Assets - 100.0%		$1,450,465,350

ADR - American Depository Receipt

(1)  Foreign security.

(2)  Non-income producing security.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $1,242,146,369)	$1,477,110,330
Cash	5,974
Interest and dividends receivable	1,890,156
Tax reclaim receivable	154,867
Total assets	$1,479,161,327
Liabilities
Payable for investments purchased	$28,622,007
Payable to affiliate for Trustees' fees	4,724
Payable for investment adviser fee	641
Accrued expenses	68,605
Total liabilities	$28,695,977
Net Assets applicable to investors' interest in Portfolio	$1,450,465,350
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,215,506,956
Net unrealized appreciation (computed on the basis of identified cost)	234,958,394
Total	$1,450,465,350

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $81,143)	$12,684,261
Interest	417,829
Total investment income	$13,102,090
Expenses
Investment adviser fee	$3,820,853
Trustees' fees and expenses	9,474
Custodian fee	151,764
Legal and accounting services	21,518
Miscellaneous	8,464
Total expenses	$4,012,073
Deduct - Reduction of custodian fee	$11
Reduction of investment adviser fee	27,408
Total expense reductions	$27,419
Net expenses	$3,984,654
Net investment income	$9,117,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$18,003,019
Foreign currency transactions	8,208
Net realized gain	$18,011,227
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$21,631,926
Foreign currency	(15,771)
Net change in unrealized appreciation (depreciation)	$21,616,155
Net realized and unrealized gain	$39,627,382
Net increase in net assets from operations	$48,744,818

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$9,117,436	$14,306,443
Net realized gain from investment and foreign currency transactions	18,011,227	29,025,494
Net change in unrealized appreciation (depreciation) from investments and foreign currency	21,616,155	96,356,206
Net increase in net assets from operations	$48,744,818	$139,688,143
Capital transactions - Contributions	$455,153,228	$461,009,666
Withdrawals	(131,462,606)	(165,550,861)
Net increase in net assets from capital transactions	$323,690,622	$295,458,805
Net increase in net assets	$372,435,440	$435,146,948
Net Assets
At beginning of period	$1,078,029,910	$642,882,962
At end of period	$1,450,465,350	$1,078,029,910

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004		2003	2002	2001	2000
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Net expenses	0.66	%(2)†	0.66	%†	0.69%	0.71%	0.71%	0.73%
Net expenses after custodian fee reduction	0.66	%(2)†	0.66	%†	0.69%	0.71%	0.71%	0.73%
Net investment income	1.50	%(2)†	1.63	%†	1.68%	1.40%	1.35%	1.23%
Portfolio Turnover	21%		56%		57%	181%	78%	163%
Total Return(1)	3.88%		16.16%		23.84%	(15.42)%	2.16%	-
Net assets, end of period (000's omitted)	$1,450,465		$1,078,030		$642,883	$326,771	$287,357	$190,445

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2005, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 94.4% and 4.2%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

custodian fees are reported as a reduction of expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $3,820,853. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $27,408 of its advisory fee.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $567,867,562 and $247,097,737, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,242,146,369
Gross unrealized appreciation	$241,991,249
Gross unrealized depreciation	(7,027,288)
Net unrealized appreciation	$234,963,961

The net unrealized depreciation on foreign currency at June 30, 2005 was $5,567.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or

Large-Cap Value Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Large-Cap Value Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Large-Cap Value Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that

Eaton Vance Large-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio. The Special Committee noted that, although the Portfolio's assets more than doubled from the prior year, Eaton Vance's investment management margin with respect to the Portfolio did not increase materially, indicating that the investment adviser and its affiliates are not realizing material benefits from any economies of scale attributable to the increase in assets. The Special Committee also noted that the investment advisory fee paid by the Portfolio and the Fund's expense ratio are lower than the average paid by comparable funds of the same or larger size. The Special Committee concluded that the implementation of breakpoints is not warranted at this time.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Large-Cap Value Fund

INVESTMENT MANAGEMENT

Eaton Vance Large-Cap Value Fund

Officers
Thomas E. Faust Jr.
President
Duke Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Large-Cap Value Portfolio

Officers Duncan W. Richardson President Michael R. Mach Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Value Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

173-8/05  GNCSRC

Semiannual Report June 30, 2005

EATON VANCE
LARGE-CAP
CORE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Large-Cap Core Fund as of June 30, 2005

INVESTMENT UPDATE

Lewis Piantedosi
Portfolio Manager

Duncan W. Richardson
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  During the six-month period ended June 30, 2005, the Fund’s Class A shares had a total return of -1.47%. This return was the result of a decrease in net asset value (NAV) per share to $13.40  on June 30, 2005, from $13.60 on December 31, 2004.(1)

•                  The Fund’s Class B shares had a total return of -1.87%  during the same period, the result of a decrease in NAV per share to  $13.11 on June 30, 2005, from  $13.36 on December 31, 2004.(1)

•                  The Fund’s Class C shares had a total return of -1.87%  during the same period, the result of a decrease in NAV per share to  $13.11 on June 30, 2005, from  $13.36 on December 31, 2004.(1)

•                  For comparison, the S&P 500 Index – a broad-based, unmanaged market index commonly used as a measure of overall U.S. stock market performance – had a total return of -0.81% for the same period.(2)

Management Discussion

•                  Despite record high oil prices and rising short-term interest rates, the U.S. economy continued to show resilience, while corporate earnings growth registered healthy gains during the first half of 2005. Despite this, investors continued to be wary about the prospects for equities, particularly growth equities. While U.S. equity markets remained relatively range-bound, most indices posted slightly negative returns during the first half of 2005, and most sectors of the S&P 500 posted flat-to-negative returns for the period.(2)  The energy sector, however, as well as more defensive, high-dividend-yielding stocks, such as utilities, performed remarkably well.

•                  Consumer staples was the Portfolio’s top-performing sector, due primarily to prudent stock selection, but also in part to an overweight allocation in this “defensive” sector. Picks in food and staples retailing, as well as food producers, contributed to the sector’s positive impact on performance. Solid stock selection also contributed to the success of the Portfolio’s second-best performing sector, information technology. The Portfolio began overweighting the information technology sector late in 2004 based on attractive valuations, which management believed created compelling risk-reward opportunities. That decision proved a bit premature, as the sector lagged in the first half of 2005. However, as it became clear that end-demand remained healthy, management was encouraged by the group’s relative gains over the last three months of the period. Picks in semiconductors and semiconductor equipment, in particular, aided the sector’s contribution to performance. The Portfolio was also overweight in the consumer discretionary sector, which likewise saw relative gains. Higher energy costs heightened fears of a significant consumer slowdown, which created compelling risk/reward opportunities for many names in this space; the Portfolio capitalized on these opportunities by further adding to the sector during the period. As the economy and the employment picture continued to improve throughout the period, the outlook for consumer spending remained reasonably bright.

•                  The Portfolio’s success in information technology and consumer discretionary stocks, however, was negatively offset by its underperformance in the utilities and, to a lesser extent, health care sectors.  As investors embraced defensiveness and dividend-paying equities, utilities continued to outperform the market.  Utilities, however, are not growth stocks, and since the Portfolio is built on a growth profile, management is likely to de-emphasize this group. Health care, on the other hand, was a negative.  Stock selection in health care providers and services, combined with an under-allocation in pharmaceuticals, hurt performance in this industry.  Toward the latter half of the period, we adjusted the Portfolio’s allocation in the sector, but stock selection continued to be weak enough to drag on performance.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares.  If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

•                  Regardless of the market environment, the Portfolio will maintain its focus on investments that exhibit strong fundamental growth, solid competitive positioning, healthy balance sheets and attractive valuations. As always, we thank you, our fellow shareholders, for your continued confidence and participation in Eaton Vance Large-Cap Core Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Ten Largest Holdings*

By net assets

Walgreen Co.	2.08%
McGraw-Hill Cos., Inc. (The)	1.97
Intel Corp.	1.95
Bed Bath and Beyond Inc.	1.95
American Express Co.	1.92
Oracle Corp.	1.88
Gillette Co. (The)	1.85
Merrill Lynch & Co., Inc.	1.81
Emerson Electric Co.	1.78
Bank of America Corp.	1.75

*                 Ten Largest Holdings represented 18.94% of the Portfolio’s net assets as of June 30, 2005.  Portfolio information subject to change due to active management.

3

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	3.64%	2.75%	2.75%
Life of Fund†	11.19%	10.33%	10.33%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-2.29%	-2.25%	1.75%
Life of Fund†	8.88%	9.13%	10.33%

†Inception Dates – Class A, Class B, and Class C: 9/9/02

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC.

Common Stock Investments by Sector**

By net assets

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 - June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Large-Cap Core Fund

	Beginning Account Value (1/1/05)	Ending Account Value (6/30/05)	Expenses Paid During Period* (1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$985.30	$6.89
Class B	$1,000.00	$981.30	$10.56
Class C	$1,000.00	$981.30	$10.56

Hypothetical (5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00
Class B	$1,000.00	$1,014.10	$10.74
Class C	$1,000.00	$1,014.10	$10.74

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Class A shares, 2.15% for Class B shares, and 2.15%  for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Large-Cap Core Portfolio, at value (identified cost, $30,402,463)	$33,993,129
Receivable for Fund shares sold	72,460
Receivable from affiliate	52,917
Total assets	$34,118,506
Liabilities
Payable for Fund shares redeemed	$110,608
Payable to affiliate for distribution and service fees	1,054
Payable to affiliate for Trustees' fees	33
Accrued expenses	29,802
Total liabilities	$141,497
Net Assets	$33,977,009
Sources of Net Assets
Paid-in capital	$29,618,863
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	835,506
Accumulated net investment loss	(68,026)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,590,666
Total	$33,977,009
Class A Shares
Net Assets	$16,954,020
Shares Outstanding	1,265,663
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.40
Maximum Offering Price Per Share (100 ÷ 94.25 of $13.40)	$14.22
Class B Shares
Net Assets	$10,626,842
Shares Outstanding	810,691
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.11
Class C Shares
Net Assets	$6,396,147
Shares Outstanding	487,989
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.11
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $2,245)	$206,316
Interest allocated from Portfolio	12,223
Expenses allocated from Portfolio	(136,354)
Net investment income from Portfolio	$82,185
Expenses
Administration fee	$24,207
Trustees' fees and expenses	65
Distribution and service fees Class A	19,938
Class B	51,364
Class C	30,263
Registration fees	28,122
Transfer and dividend disbursing agent fees	16,138
Printing and postage	12,987
Custodian fee	9,259
Legal and accounting services	8,306
Miscellaneous	2,479
Total expenses	$203,128
Deduct - Reimbursement of expenses by affiliate	$52,917
Total expense reductions	$52,917
Net expenses	$150,211
Net investment loss	$(68,026)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$670,914
Foreign currency transactions	(49)
Net realized gain	$670,865
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,120,669)
Foreign currency	(464)
Net change in unrealized appreciation (depreciation)	$(1,121,133)
Net realized and unrealized loss	$(450,268)
Net decrease in net assets from operations	$(518,294)

See notes to financial statements

6

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(68,026)	$(89,330)
Net realized gain from investment transactions and foreign currency transactions	670,865	426,682
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(1,121,133)	2,265,927
Net increase (decrease) in net assets from operations	$(518,294)	$2,603,279
Distributions to shareholders - From net realized gain
Class A	$-	$(85,280)
Class B	-	(55,082)
Class C	-	(33,918)
Total distributions to shareholders	$-	$(174,280)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$5,386,892	$10,382,944
Class B	1,660,653	5,240,187
Class C	1,002,279	3,549,702
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	-	76,502
Class B	-	45,345
Class C	-	28,531
Cost of shares redeemed Class A	(4,075,708)	(4,555,332)
Class B	(917,403)	(1,099,211)
Class C	(710,561)	(1,570,820)
Net asset value of shares exchanged Class A	30,762	138,223
Class B	(30,762)	(138,223)
Net increase in net assets from Fund share transactions	$2,346,152	$12,097,848
Net increase in net assets	$1,827,858	$14,526,847
Net Assets
At beginning of period	$32,149,151	$17,622,304
At end of period	$33,977,009	$32,149,151
Accumulated net investment loss included in net assets
At end of period	$(68,026)	$-

See notes to financial statements

7

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,		Period Ended
	(Unaudited)		2004	2003	December 31, 2002(1)
Net asset value - Beginning of period	$13.600		$12.390	$10.030	$10.000
Income (loss) from operations
Net investment income (loss)(2)	$(0.003)		$0.007	$(0.007)	$0.000	(3)
Net realized and unrealized gain (loss)	(0.197)		1.277 (4)	2.367	0.030	(4)
Total income (loss) from operations	$(0.200)		$1.284	$2.360	$0.030
Less distributions
From net realized gain	$-		$(0.074)	$-	$-
Total distributions	$-		$(0.074)	$-	$-
Net asset value - End of period	$13.400		$13.600	$12.390	$10.030
Total Return(5)	(1.47)%		10.37%	23.53%	0.30%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$16,954		$15,829	$8,503	$3,060
Ratios (As a percentage of average daily net assets):
Net expensess(6)	1.40	%(7)	1.40%	1.40%	1.41	%(7)
Net expenses after custodian fee reduction(6)	1.40	%(7)	1.40%	1.40%	1.40	%(7)
Net investment income (loss)	(0.04	)%(7)	0.06%	(0.06)%	0.00	%(7)(8)
Portfolio Turnover of the Portfolio	29%		45%	64%	11%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(6)	1.72	%(7)	1.73%	2.76%	10.08	%(7)
Expenses after custodian fee reduction(6)	1.72	%(7)	1.73%	2.76%	10.07	%(7)
Net investment loss	(0.37	)%(7)	(0.27)%	(1.42)%	(8.67	)%(7)
Net investment loss per share(2)	$(0.024)		$(0.033)	$(0.166)	$(0.272)

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment income (loss) per share was computed using average shares outstanding.

(3)  Amounts to less than $0.001 per share.

(4)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Amounts to less than 0.01%.

See notes to financial statements

8

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,		Period Ended
	(Unaudited)		2004	2003	December 31, 2002(1)
Net asset value - Beginning of period	$13.360		$12.260	$10.000	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.052)		$(0.091)	$(0.090)	$(0.021)
Net realized and unrealized gain (loss)	(0.198)		1.265 (3)	2.350	0.021	(3)
Total income (loss) from operations	$(0.250)		$1.174	$2.260	$-
Less distributions
From net realized gain		$-	$(0.074)	$-		$-
Total distributions	$-		$(0.074)	$-	$-
Net asset value - End of period	$13.110		$13.360	$12.260	$10.000
Total Return(4)	(1.87)%		9.58%	22.60%	0.00%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$10,627		$10,104	$5,349	$1,595
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.15	%(6)	2.15%	2.15%	2.16	%(6)
Net expenses after custodian fee reduction(5)	2.15	%(6)	2.15%	2.15%	2.15	%(6)
Net investment loss	(0.80	)%(6)	(0.72)%	(0.81)%	(0.67	)%(6)
Portfolio Turnover of the Portfolio	29%		45%	64%	11%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.47	%(6)	2.48%	3.51%	10.83	%(6)
Expenses after custodian fee reduction(5)	2.47	%(6)	2.48%	3.51%	10.82	%(6)
Net investment loss	(1.12	)%(6)	(1.05)%	(2.17)%	(9.34	)%(6)
Net investment loss per share(2)	$(0.073)		$(0.131)	$(0.239)	$(0.293)

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Large-Cap Core Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,		Period Ended
	(Unaudited)		2004	2003	December 31, 2002(1)
Net asset value - Beginning of period	$13.360		$12.270	$10.010	$10.000
Income (loss) from operations
Net investment loss(2)	$(0.051)		$(0.092)	$(0.089)	$(0.023)
Net realized and unrealized gain (loss)	(0.199)		1.256 (3)	2.349	0.033	(3)
Total income (loss) from operations	$(0.250)		$1.164	$2.260	$0.010
Less distributions
From net realized gain	$-		$(0.074)	$-	$-
Total distributions	$-		$(0.074)	$-	$-
Net asset value - End of period	$13.110		$13.360	$12.270	$10.010
Total Return(4)	(1.87)%		9.49%	22.58%	0.10%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$6,396		$6,217	$3,770	$1,161
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.15	%(6)	2.15%	2.15%	2.16	%(6)
Net expenses after custodian fee reduction(5)	2.15	%(6)	2.15%	2.15%	2.15	%(6)
Net investment loss	(0.79	)%(6)	(0.73)%	(0.81)%	(0.71	)%(6)
Portfolio Turnover of the Portfolio	29%		45%	64%	11%

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses(5)	2.47	%(6)	2.48%	3.51%	10.83	%(6)
Expenses after custodian fee reduction(5)	2.47	%(6)	2.48%	3.51%	10.82	%(6)
Net investment loss	(1.12	)%(6)	(1.06)%	(2.17)%	(9.38	)%(6)
Net investment loss per share(2)	$(0.073)		$(0.133)	$(0.239)	$(0.304)

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Net investment loss per share was computed using average shares outstanding.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Large-Cap Core Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Core Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Large-Cap Core Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.6% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

E  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the

11

Eaton Vance Large-Cap Core Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

opinion of the Funds's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	403,323	820,423
Issued to shareholders electing to receive payments of distributions in Fund shares	-	5,658
Redemptions	(303,750)	(361,371)
Exchange from Class B shares	2,278	12,833
Net increase	101,851	477,543
Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	127,234	414,551
Issued to shareholders electing to receive payments of distributions in Fund shares	-	3,415
Redemptions	(70,536)	(85,809)
Exchange to Class A shares	(2,326)	(12,072)
Net increase	54,372	320,085

Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	77,210	281,792
Issued to shareholders electing to receive payments of distributions in Fund shares	-	2,148
Redemptions	(54,604)	(125,959)
Net increase	22,606	157,981

4  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2005, the administration fee amounted to $24,207. For the fiscal year ending December 31, 2005, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.40% of average net assets for Class A shares and 2.15% of average net assets for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $52,917 of the Fund's operating expenses for the six months ended June 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $1,855 in sub-transfer agent fees.

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $7,918 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

12

Eaton Vance Large-Cap Core Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $38,523 and $22,697 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $111,000 and $200,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $19,938, $12,841 and $7,566 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $14,000 and $100 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $8,062,378 and $5,727,363, respectively, for the six months ended June 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	1,612,532	11,059
James B. Hawkes	1,614,804	8,787
Samuel L. Hayes, III	1,615,011	8,580
William H. Park	1,615,011	8,580
Ronald A. Pearlman	1,615,011	8,580
Norton H. Reamer	1,614,804	8,787
Lynn A. Stout	1,615,011	8,580
Ralph F. Verni	1,615,011	8,580

Each nominee was also elected a Trustee of the Portfolio.

13

Large-Cap Core Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.2%
Security	Shares	Value
Aerospace & Defense - 3.2%
General Dynamics Corp.	5,350	$586,039
United Technologies Corp.	9,800	503,230
		$1,089,269
Beverages - 2.2%
Anheuser-Busch Co., Inc.	6,800	$311,100
PepsiCo, Inc.	8,150	439,529
		$750,629
Biotechnology - 3.5%
Amgen, Inc.(1)	7,500	$453,450
Genzyme Corp.(1)	7,100	426,639
Sepracor, Inc.(1)	5,400	324,054
		$1,204,143
Capital Markets - 4.4%
Franklin Resources, Inc.	5,700	$438,786
Goldman Sachs Group, Inc.	4,400	448,888
Merrill Lynch & Co., Inc.	11,200	616,112
		$1,503,786
Commercial Banks - 6.0%
Anglo Irish Bank Corp. PLC(2)	24,000	$297,242
Bank of America Corp.	13,062	595,758
Commerce Bancorp, Inc.	11,200	339,472
Wachovia Corp.	6,000	297,600
Wells Fargo & Co.	8,350	514,193
		$2,044,265
Commercial Services & Supplies - 2.3%
Cendant Corp.	17,300	$387,001
Cintas Corp.	10,000	386,000
		$773,001
Communications Equipment - 2.7%
Corning, Inc.(1)	31,600	$525,192
Nokia Oyj ADR	24,200	402,688
		$927,880

Security	Shares	Value
Computers & Peripherals - 1.5%
Dell, Inc.(1)	13,200	$521,532
		$521,532
Diversified Financial Services - 7.3%
American Express Co.	12,300	$654,729
Citigroup, Inc.	10,400	480,792
JPMorgan Chase & Co.	14,400	508,608
Moody's Corp.	8,400	377,664
Paychex, Inc.	14,000	455,560
		$2,477,353
Electrical Equipment - 1.8%
Emerson Electric Co.	9,700	$607,511
		$607,511
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc.(1)	17,000	$391,340
		$391,340
Energy Equipment & Services - 1.2%
Halliburton Co.	8,300	$396,906
		$396,906
Food & Staples Retailing - 3.3%
Walgreen Co.	15,400	$708,246
Wal-Mart Stores, Inc.	9,050	436,210
		$1,144,456
Food Products - 1.0%
Nestle SA	1,300	$332,205
		$332,205
Health Care-Equipment & Supplies - 5.0%
Baxter International, Inc.	10,200	$378,420
Cooper Cos., Inc. (The)	5,300	322,558
Medtronic, Inc.	11,500	595,585
Stryker Corp.	8,400	399,504
		$1,696,067

See notes to financial statements

14

Large-Cap Core Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services - 1.3%
Caremark Rx, Inc.(1)	9,700	$431,844
		$431,844
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	6,500	$354,575
Harrah's Entertainment, Inc.	4,800	345,936
		$700,511
Household Products - 1.0%
Procter & Gamble Co.	6,300	$332,325
		$332,325
Industrial Conglomerate - 3.3%
3M Co.	4,600	$332,580
General Electric Co.	13,900	481,635
Tyco International, Ltd.	11,100	324,120
		$1,138,335
Insurance - 2.2%
Aflac Corp.	9,200	$398,176
Berkshire Hathaway, Inc., Class B(1)	125	347,938
		$746,114
Machinery - 0.9%
Danaher Corp.	6,000	$314,040
		$314,040
Media - 5.6%
McGraw-Hill Cos., Inc., (The)	15,200	$672,600
Omnicom Group, Inc.	4,100	327,426
Time Warner, Inc.(1)	32,700	546,417
Walt Disney Co. (The)	15,200	382,736
		$1,929,179
Metals & Mining - 2.1%
Freeport-McMoran Copper & Gold, Inc., Class B	10,000	$374,400
Inco, Ltd.(2)	9,100	343,525
		$717,925

Security	Shares	Value
Oil & Gas - 6.8%
Apache Corp.	5,800	$374,680
BP PLC ADR	9,420	587,620
ConocoPhillips	6,500	373,685
Exxon Mobil Corp.	9,210	529,299
Williams Co., Inc. (The)	24,000	456,000
		$2,321,284
Personal Products - 1.8%
Gillette Co. (The)	12,480	$631,862
		$631,862
Pharmaceuticals - 5.1%
Abbott Laboratories	6,800	$333,268
Lilly (Eli) & Co.	4,000	222,840
Teva Pharmaceuticals Industries Ltd. ADR	14,400	448,416
Watson Pharmaceuticals, Inc.(1)	12,600	372,456
Wyeth Corp.	8,300	369,350
		$1,746,330
Retail - 1.0%
Federated Department Stores, Inc.	4,800	$351,744
		$351,744
Semiconductors & Semiconductor Equipment - 5.8%
Broadcom Corp., Class A(1)	16,400	$582,364
Intel Corp.	25,500	664,530
Linear Technology Corp.	9,000	330,210
Microchip Technology, Inc.	13,100	388,022
		$1,965,126
Software - 4.9%
Microsoft Corp.	20,720	$514,685
Oracle Corp.(1)	48,500	640,200
Symantec Corp.(1)	23,200	504,368
		$1,659,253
Specialty Retail - 3.0%
Bed Bath and Beyond, Inc.(1)	15,900	$664,302
Home Depot, Inc. (The)	9,000	350,100
		$1,014,402

See notes to financial statements

15

Large-Cap Core Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services - 1.0%
Sprint Corp.	14,000	$351,260
		$351,260
Textiles, Apparel & Luxury Goods - 1.7%
Nike, Inc., Class B	6,600	$571,560
		$571,560
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	10,300	$397,683
		$397,683
Total Common Stocks (identified cost $29,563,160)		$33,181,120
Commercial Paper - 0.8%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$258	$258,000
Total Commercial Paper (at amortized cost, $258,000)		$258,000
Short-Term Investments - 2.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$687	$687,000
Total Short-Term Investments (at amortized cost, $687,000)		$687,000
Total Investments - 100.0% (identified cost $30,508,160)		$34,126,120
Other Assets, Less Liabilities - 0.0%		$1,747
Net Assets - 100.0%		$34,127,867

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  Foreign security.

See notes to financial statements

16

Large-Cap Core Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $30,508,160)	$34,126,120
Cash	732
Dividends and interest receivable	18,762
Tax reclaim receivable	3,650
Total assets	$34,149,264
Liabilities
Payable to affiliate for Trustees' fees	$72
Accrued expenses	21,325
Total liabilities	$21,397
Net Assets applicable to investors' interest in Portfolio	$34,127,867
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$30,510,101
Net unrealized appreciation (computed on the basis of identified cost)	3,617,766
Total	$34,127,867

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $2,254)	$207,160
Interest	12,272
Total investment income	$219,432
Expenses
Investment adviser fee	$106,500
Trustees' fees and expenses	692
Custodian fee	15,151
Legal and accounting services	12,051
Miscellaneous	2,672
Total expenses	$137,066
Deduct - Reduction of investment adviser fee	$154
Total expense reductions	$154
Net expenses	$136,912
Net investment income	$82,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$673,653
Foreign currency transactions	(49)
Net realized gain	$673,604
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,125,303)
Foreign currency	(464)
Net change in unrealized appreciation (depreciation)	$(1,125,767)
Net realized and unrealized loss	$(452,163)
Net decrease in net assets from operations	$(369,643)

See notes to financial statements

17

Large-Cap Core Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$82,520	$144,984
Net realized gain from investment transactions and foreign currency transactions	673,604	432,734
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(1,125,767)	2,272,616
Net increase (decrease) in net assets from operations	$(369,643)	$2,850,334
Capital transactions - Contributions	$8,062,378	$19,232,332
Withdrawals	(5,727,363)	(7,499,376)
Net increase in net assets from capital transactions	$2,335,015	$11,732,956
Net increase in net assets	$1,965,372	$14,583,290
Net Assets
At beginning of period	$32,162,495	$17,579,205
At end of period	$34,127,867	$32,162,495

See notes to financial statements

18

Large-Cap Core Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,		Period Ended
	(Unaudited)		2004	2003	December 31, 2002(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.84	%(2)	0.85%	1.15%	4.48	%(2)
Net expenses after custodian fee reduction	0.84	%(2)	0.85%	1.15%	4.47	%(2)
Net investment income (loss)	0.51	%(2)	0.58%	0.19%	(3.03	)%(2)
Portfolio Turnover	29%		45%	64%	11%
Total Return(3)	(1.19)%		10.98%	23.83%	(0.73)%
Net assets, end of period (000's omitted)	$34,128		$32,162	$17,579	$5,699
† The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses	0.84	%(2)	0.86%
Expenses after custodian fee reduction	0.84	%(2)	0.86%
Net investment income	0.51	%(2)	0.57%

(1)  For the period from the start of business, September 9, 2002, to December 31, 2002.

(2)  Annualized.

(3)  Total return is historical and is not computed on an annualized basis.

See notes to financial statements

19

Large-Cap Core Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 18, 2002, seeks to achieve total return by investing in a broadly diversified selection of equity securities. The Portfolio normally invests at least 80% of its assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500 Index. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2005, the Eaton Vance Large-Cap Core Fund held an approximate 99.6% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2005, there were no credit balances used to reduce the Portfolio's custodian fee.

D  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors

20

Large-Cap Core Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

E  Financial Futures Contracts - Upon entering into a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Put Options - Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

G  Securities Sold Short - The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

H  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Other - Investment transactions are accounted for on a trade-date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

21

Large-Cap Core Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

L  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the advisory fee amounted to $106,500. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the six months ended June 30, 2005, BMR waived $154 of its advisory fee. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $11,044,454 and $9,203,948, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$30,508,160
Gross unrealized appreciation	$4,061,549
Gross unrealized depreciation	(443,589)
Net unrealized appreciation	$3,617,960

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2005.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended June 30, 2005.

22

Large-Cap Core Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

23

Eaton Vance Large-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Large-Cap Core Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Large-Cap Core Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in

24

Eaton Vance Large-Cap Core Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

light of its size of the Fund, the Fund's expense ratio is reasonable. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio and noted the voluntary expense reimbursements for the Fund by the administrator. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

25

Eaton Vance Large-Cap Core Fund

INVESTMENT MANAGEMENT

Eaton Vance Large-Cap Core Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Large-Cap Core Portfolio

Officers
Duncan W. Richardson
President & Co-Portfolio
Manager
Lewis R. Piantedosi
Vice President & Co-Portfolio
Manager
Michelle A. Green
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Core Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Large-Cap Core Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Large-Cap Core Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1559-8/05  LCCSRC

Semiannual Report June 30, 2005

EATON VANCE

SMALL-CAP

GROWTH

FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of -3.89% for the six months ended June 30, 2005.(1) This return resulted from a decrease in net asset value (NAV) per share to $12.12 on June 30, 2005 from $12.61 on December 31, 2004.

•                  The Fund’s Class B shares had a total return of -4.26% for the six months ended June 30, 2005.(1) This return resulted from a decrease in NAV per share to $9.90 on June 30, 2005 from $10.34 on December 31, 2004.

•                  The Fund’s Class C shares had a total return of -4.27% for the six months ended June 30, 2005.(1) This return resulted from a decrease in NAV per share to $9.63 on June 30, 2005 from $10.06 on December 31, 2004.

•                  For comparison, the Russell 2000 Growth Index – an unmanaged index of small-cap growth stocks – had a total return of -3.58%, while the S&P SmallCap 600 Index – a widely recognized, unmanaged index of both growth and value small-capitalization stocks – had a total return of 1.79% for the same period.(2)

See page three for additional performance information.

Management Discussion

•                  The Fund seeks long-term capital appreciation by investing in a portfolio of small-cap companies. During the six months ended June 30, 2005, the Portfolio continued to focus on small companies that management believes have the potential for above-average earnings growth and profit margins within their respective industries.

•                  During the first half of 2005, the U.S. economic recovery moderated, as consumers felt the impact of rising energy costs and higher interest rates. Oil prices, which had eased somewhat late in 2004, surged to record levels in the first half of 2005. Concerned about high commodity prices and rising unit labor costs, the Federal Reserve continued to increase its Federal Funds rate – a key short-term interest rate barometer. Nonetheless, despite these challenges, corporate profits registered impressive gains as American businesses benefited from continued productivity gains.

•                  During the six months ended June 30, 2005, growth stocks generally lagged value stocks, as investors became increasingly risk-averse and focused on sectors with embedded value, such as energy and utilities. Small-cap companies generally outperformed large-cap companies in the first two months of 2005. However, from March through June 2005, investor preference began to shift toward large-cap stocks.

•                  The Fund’s return lagged that of its benchmark indexes during the six-month period ended June 30, 2005.(2) The most significant reason for this underperformance was the Portfolio’s holdings in the information technology sector. Semiconductors and software companies were especially weak, as some companies experienced product delays and order shortfalls during the period. In the health care sector, positions in generic drugs and medical devices were a further drag on performance, due to slower-than-expected acceptance ofnew products.

•                  Another area in which the Fund saw some weakness was the materials sector. The Fund’s investments in commodity chemical companies, since sold, were a drag on performance, as they were hurt by surging prices for crude oil, a key input for chemical producers.

•                  The Portfolio enjoyed relatively strong performance from its oil and gas stocks, where it was significantly overweighted. The more defensive areas of the health care sector, such as health care services and specialty pharmaceuticals, contributed to performance. The Fund was also helped by an overweighting in stocks of wireless telecommunications and satellite service providers, and by an underweighting of financial stocks,especially commercial banks.

•                  Effective July 1, 2005, Martha G. Locke became portfolio manager of Small-Cap Growth Portfolio. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than seven years and co- managed another Eaton Vance portfolio from 2001 to 2003.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www. eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	1.76%	1.02%	0.94%
Five Years	-12.48	N.A.	N.A.
Life of Fund†	7.95	-0.32	-1.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-4.11%	-3.98%	-0.06
Five Years	-13.51	N.A.	N.A.
Life of Fund†	7.20	-1.28	-1.19

† Inception dates: Class A: 1/2/97; Class B: 5/7/02; Class C: 5/3/02

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A shares reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C shares reflects a 1% CDSC.

Sector Weightings(2)

(2)   Sector Weightings are shown as a percentage of the Portfolio’s total investments as of June 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www. eatonvance.com.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

3

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investingin the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)
Actual
Class A	$1,000.00	$961.10	$9.72
Class B	$1,000.00	$957.40	$13.35
Class C	$1,000.00	$957.30	$13.35

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,014.90	$9.99
Class B	$1,000.00	$1,011.20	$13.71
Class C	$1,000.00	$1,011.20	$13.71

*                 Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Class A shares, 2.75% for Class B shares, and 2.75% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Small-Cap Growth Portfolio, at value (identified cost, $9,917,126)	$11,977,924
Receivable for Fund shares sold	14,486
Receivable from the Administrator	30,089
Prepaid expenses	10,531
Total assets	$12,033,030
Liabilities
Payable for Fund shares redeemed	$23,884
Payable to affiliate for distribution and service fees	293
Payable to affiliate for Trustees' fees	73
Accrued expenses	27,283
Total liabilities	$51,533
Net Assets	$11,981,497
Sources of Net Assets
Paid-in capital	$13,596,236
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(3,562,959)
Accumulated net investment loss	(112,578)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	2,060,798
Total	$11,981,497
Class A Shares
Net Assets	$7,933,479
Shares Outstanding	654,389
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.12
Maximum Offering Price Per Share (100 ÷ 94.25 of $12.12)	$12.86
Class B Shares
Net Assets	$2,293,748
Shares Outstanding	231,627
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$9.90
Class C Shares
Net Assets	$1,754,270
Shares Outstanding	182,096
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$9.63
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $579)	$21,334
Interest allocated from Portfolio	10,409
Expenses allocated from Portfolio	(75,474)
Net investment loss from Portfolio	$(43,731)
Expenses
Administration fee	$9,595
Trustees' fees and expenses	100
Distribution and service fees
Class A	10,527
Class B	11,576
Class C	10,283
Legal and accounting services	17,465
Transfer and dividend disbursing agent fees	17,085
Registration fees	14,132
Custodian fee	10,005
Printing and postage	6,875
Miscellaneous	888
Total expenses	$108,531
Deduct - Preliminary waiver and reimbursement of expenses by the Administrator	$39,684
Total expense reductions	$39,684
Net expenses	$68,847
Net investment loss	$(112,578)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$206,156
Foreign currency transactions	(264)
Net realized gain	$205,892
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(675,529)
Foreign currency	(6)
Net change in unrealized appreciation (depreciation)	$(675,535)
Net realized and unrealized loss	$(469,643)
Net decrease in net assets from operations	$(582,221)

See notes to financial statements

5

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations -
Net investment loss	$(112,578)	$(282,724)
Net realized gain from investment and foreign currency transactions	205,892	284,998
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(675,535)	298,766
Net increase (decrease) in net assets from operations	$(582,221)	$301,040
Transactions in shares of beneficial interest -
Proceeds from sale of shares
Class A	$629,062	$2,365,612
Class B	308,013	860,831
Class C	233,561	871,605
Cost of shares redeemed
Class A	(1,758,221)	(4,316,160)
Class B	(349,855)	(842,277)
Class C	(728,482)	(790,446)
Net asset value of shares exchanged
Class A	21,382	46,369
Class B	(21,382)	(46,369)
Net decrease in net assets from Fund share transactions	$(1,665,922)	$(1,850,835)
Net decrease in net assets	$(2,248,143)	$(1,549,795)
Net Assets
At beginning of period	$14,229,640	$15,779,435
At end of period	$11,981,497	$14,229,640
Accumulated net investment loss included in net assets
At end of period	$(112,578)	$-

See notes to financial statements

6

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

			Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$12.610		$12.200		$9.370	$14.180	$18.700	$22.630
Income (loss) from operations
Net investment loss	$(0.090)		$(0.202)		$(0.187)	$(0.189)	$(0.192)	$(0.303)
Net realized and unrealized gain (loss)	(0.400)		0.612		3.017	(4.621)	(4.328)	1.781 (2)
Total income (loss) from operations	$(0.490)		$0.410		$2.830	$(4.810)	$(4.520)	$1.478
Less distributions
From net realized gain	-		-		-	-	-	(5.408)
Total distributions	$-		$-		$-	$-	$-	$(5.408)
Net asset value - End of period	$12.120		$12.610		$12.200	$9.370	$14.180	$18.700
Total Return(3)	(3.89)%		3.36	%(4)	30.20%	(33.92)%	(24.17)%	2.83%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,933		$9,418		$11,103	$9,426	$9,551	$2,669
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.00	%(6)	2.00%		2.00%	2.00%	1.70%	1.89%
Net expenses after custodian fee reduction(5)	2.00	%(6)	2.00%		2.00%	2.00%	1.70%	1.70%
Net investment loss	(1.51	)%(6)	(1.72)%		(1.78)%	(1.74)%	(1.36)%	(1.34)%
Portfolio Turnover of the Portfolio	134%		276%		308%	225%	117%	89%*
Portfolio Turnover of the Fund(7)	-		-		-	-	-	93%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, a waiver and/or reimbursement of expenses by the Administrator and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	2.62	%(6)	2.49%		2.81%	2.86%	2.76%	7.24%
Expenses after custodian fee reduction(5)	2.62	%(6)	2.49%		2.81%	2.86%	2.76%	7.05%
Net investment loss	(2.13	)%(6)	(2.22)%		(2.59)%	(2.60)%	(2.43)%	(6.69)%
Net investment loss per share	$(0.127)		$(0.261)		$(0.272)	$(0.282)	$(0.342)	$(1.510)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses since May 1, 2000.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.

*  For the period from the start of business of the Portfolio May 1, 2000, to December 31, 2000.

See notes to financial statements

7

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)(2)
Net asset value - Beginning of period	$10.340		$10.080		$7.800	$10.000
Income (loss) from operations
Net investment loss	$(0.110)		$(0.239)		$(0.231)	$(0.134)
Net realized and unrealized gain (loss)	(0.330)		0.499		2.511	(2.066)
Total income (loss) from operations	$(0.440)		$0.260		$2.280	$(2.200)
Net asset value - End of period	$9.900		$10.340		$10.080	$7.800
Total Return(3)	(4.26)%		2.58	%(4)	29.23%	(22.00)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$2,294		$2,458		$2,439	$459
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.75	%(6)	2.75%		2.75%	2.75	%(6)
Net expenses after custodian fee reduction(5)	2.75	%(6)	2.75%		2.75%	2.75	%(6)
Net investment loss	(2.25	)%(6)	(2.47)%		(2.54)%	(2.56	)%(6)
Portfolio Turnover of the Portfolio	134%		276%		308%	225%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, and a waiver and/or reimbursement of expenses by the Administrator. Had such action not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	3.37	%(6)	3.24%		3.54%	4.10	%(6)
Expenses after custodian fee reduction(5)	3.37	%(6)	3.24%		3.54%	4.10	%(6)
Net investment loss	(2.87	)%(6)	(2.96)%		(3.33)%	(3.91	)%(6)
Net investment loss per share	$(0.140)		$(0.286)		$(0.303)	$(0.205)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from commencement of offering of Class B shares, May 7, 2002 to December 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

8

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)(2)
Net asset value - Beginning of period	$10.060		$9.800		$7.590	$10.000
Income (loss) from operations
Net investment loss	$(0.108)		$(0.232)		$(0.218)	$(0.129)
Net realized and unrealized gain (loss)	(0.322)		0.492		2.428	(2.281)
Total income (loss) from operations	$(0.430)		$0.260		$2.210	$(2.410)
Net asset value - End of period	$9.630		$10.060		$9.800	$7.590
Total Return(3)	(4.27)%		2.65	%(4)	29.12%	(24.10)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,754		$2,353		$2,238	$1,118
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.75	%(6)	2.75%		2.75%	2.75	%(6)
Net expenses after custodian fee reduction(5)	2.75	%(6)	2.75%		2.75%	2.75	%(6)
Net investment loss	(2.26	)%(6)	(2.47)%		(2.53)%	(2.53	)%(6)
Portfolio Turnover of the Portfolio	134%		276%		308%	225%
† The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, and a waiver and/or reimbursement of expenses by the Administrator. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	3.37	%(6)	3.24%		3.55%	4.03	%(6)
Expenses after custodian fee reduction(5)	3.37	%(6)	3.24%		3.55%	4.03	%(6)
Net investment loss	(2.88	)%(6)	(2.96)%		(3.33)%	(3.81	)%(6)
Net investment loss per share	$(0.138)		$(0.278)		$(0.287)	$(0.194)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from commencement of offering of Class C shares, May 3, 2002 to December 31, 2002.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)  The net increase from gains through the Fund's investment in the Portfolio, realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines, amounted to less than $0.01 per share and had no effect on total return for the year ended December 31, 2004.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

See notes to financial statements

9

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Growth Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (44.5% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $3,724,914 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($184,455) and December 31, 2010, ($3,540,459).

D  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

F  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. There were no balance credits for the six months ended June 30, 2005.

10

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Other - Investment transactions are accounted for on a trade-date basis.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, and at least one distribution annually of all or substantially all of the net realized capital gains allocated to the Fund by the Portfolio, (reduced by any available capital loss carryforwards from prior years) if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	52,213	200,126
Redemptions	(146,421)	(367,149)
Exchange from Class B shares	1,807	3,721
Net decrease	(92,401)	(163,302)

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	31,084	88,064
Redemptions	(34,994)	(87,779)
Exchange to Class A shares	(2,207)	(4,510)
Net decrease	(6,117)	(4,225)
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	24,003	90,580
Redemptions	(75,865)	(84,852)
Net increase (decrease)	(51,862)	5,728

4  Transactions with Affiliates

Eaton Vance Management (EVM) earns an administration fee as compensation for providing the Fund with administrative services. The fee is at an annual rate of 0.15% of the Fund's average daily net assets and amounted to $9,595 for the six months ended June 30, 2005, all of which was waived. For the six months ending June 30, 2005, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A and 2.75% for Class B and C shares. Thereafter, the reimbursement may be terminated at any time. Pursuant to this agreement, EVM reimbursed $30,089 of the Fund's operating expenses for the six months ended June 30, 2005. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of the services. For the six months ended June 30, 2005, EVM earned $1,602 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $936 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

11

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $8,682 and $7,712 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $89,000 and $129,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $10,527, $2,894 and $2,571 for Class A, Class B, and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bear to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $5,000 and $400 of CDSC paid by shareholders for Class B shares and Class C shares, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $1,166,320 and $2,893,353, respectively, for the six months ended June 30, 2005.

12

Eaton Vance Small-Cap Growth Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	818,086	19,232
James B. Hawkes	817,990	19,328
Samuel L. Hayes, III	817,826	19,492
William H. Park	818,086	19,232
Ronald A. Pearlman	818,086	19,232
Norton H. Reamer	818,086	19,232
Lynn A. Stout	817,922	19,396
Ralph F. Verni	817,990	19,328

Each nominee was also elected a Trustee of the Portfolio.

13

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 96.4%
Security	Shares	Value
Aerospace & Defense - 2.8%
Aviall, Inc.(1)	7,700	$243,243
DRS Technologies, Inc.	5,200	266,656
Innovative Solutions and Support, Inc.(1)	3,900	130,923
Teledyne Technologies, Inc.(1)	3,600	117,288
		$758,110
Beverages - 1.2%
Hansen Natural Corp.(1)	2,719	$230,354
PepsiAmericas, Inc.	3,800	97,508
		$327,862
Biotechnology - 2.3%
Affymetrix, Inc.(1)	4,050	$218,416
Invitrogen Corp.(1)	3,250	270,692
Techne Corp.(1)	1,700	78,047
United Therapeutics Corp.(1)	1,300	62,660
		$629,815
Capital Markets - 1.3%
Affiliated Managers Group, Inc.(1)	1,300	$88,829
Greenhill & Co., Inc.	6,800	275,468
		$364,297
Chemicals - 0.9%
Agrium, Inc.	7,700	$150,997
H.B. Fuller Co.	2,800	95,368
		$246,365
Commercial Banks - 0.2%
PrivateBancorp, Inc.	1,400	$49,532
Western Alliance Bancorp(1)	55	1,397
		$50,929
Commercial Services & Supplies - 1.5%
Harland (John H.) Co.	2,200	$83,600
Healthcare Services Group, Inc.	5,550	111,444
Labor Ready, Inc.(1)	8,500	198,135
		$393,179

Security	Shares	Value
Communications Equipment - 0.9%
ECI Telecom, Ltd.(1)	11,700	$97,110
NICE Systems, Ltd.(1)	3,900	153,933
		$251,043
Computers & Peripherals - 1.9%
Mobility Electronics, Inc.(1)	8,200	$75,030
Novatel Wireless, Inc.(1)	13,000	162,110
PalmOne, Inc.(1)	8,850	263,464
		$500,604
Consumer Finance - 0.5%
Metris Cos., Inc.(1)	7,200	$104,112
Student Loan Corp., (The)	200	43,960
		$148,072
Diversified Consumer Services - 0.4%
Weight Watchers International, Inc.(1)	1,900	$98,059
		$98,059
Diversified Telecommunication Services - 0.5%
NeuStar, Inc., Class A(1)	590	$15,104
PanAmSat Holding Corp.	6,368	130,608
		$145,712
Electric Utilities - 0.8%
Allegheny Energy, Inc.(1)	5,800	$146,276
Sierra Pacific Resources(1)	4,800	59,760
		$206,036
Electrical Equipment - 0.8%
AMETEK, Inc.	1,400	$58,590
Evergreen Solar, Inc.(1)	22,900	147,247
		$205,837
Electronic Equipment & Instruments - 1.8%
Itron, Inc.(1)	5,930	$264,952
Nam Tai Electronics, Inc.	3,300	75,042
Trimble Navigation, Ltd.(1)	3,500	136,395
		$476,389

See notes to financial statements

14

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 1.0%
Central European Distribution Corp.(1)	1,300	$48,529
Longs Drugstores Corp.	3,100	133,455
Spartan Stores, Inc.(1)	5,300	77,751
		$259,735
Health Care Equipment & Supplies - 9.8%
ArthroCare Corp.(1)	2,100	$73,374
Aspect Medical Systems, Inc.(1)	3,500	104,090
CONMED Corp.(1)	3,800	116,926
Dade Behring Holdings, Inc.	2,400	156,024
DexCom, Inc.(1)	811	10,129
DJ Orthopedics, Inc.(1)	7,700	211,211
Foxhollow Technologies, Inc.(1)	2,550	97,588
Haemonetics Corp.(1)	5,600	227,584
Hologic, Inc.(1)	7,300	290,175
Immucor, Inc.(1)	14,625	423,394
Intuitive Surgical, Inc.(1)	3,000	139,920
Kyphon, Inc.(1)	8,050	280,059
Respironics, Inc.(1)	3,900	140,829
Shamir Optical Industry, Ltd.(1)	4,600	74,290
SonoSite, Inc.(1)	2,900	90,016
Ventana Medical Systems, Inc.(1)	5,050	203,161
		$2,638,770
Health Care Providers & Services - 8.6%
Community Health Systems, Inc.(1)	8,100	$306,099
Genesis HealthCare Corp.(1)	2,825	130,741
Health Net, Inc.(1)	3,600	137,376
HealthTronics, Inc.(1)	9,700	126,003
Kindred Healthcare, Inc.(1)	3,300	130,713
LabOne, Inc.(1)	3,150	125,401
LCA-Vision, Inc.	2,300	111,458
LifePoint Hospitals, Inc.(1)	6,600	333,432
Lincare Holdings, Inc.(1)	2,200	89,848
Pediatrix Medical Group, Inc.(1)	2,150	158,111
Psychiatric Solutions, Inc.(1)	5,500	267,905
United Surgical Partners International, Inc.(1)	4,500	234,360
VCA Antech, Inc.(1)	6,600	160,050
		$2,311,497

Security	Shares	Value
Hotels, Restaurants & Leisure - 9.0%
Aztar Corp.(1)	5,500	$188,375
Cheesecake Factory, Inc. (The)(1)	6,300	218,799
Choice Hotels International, Inc.	3,625	238,162
Gaylord Entertainment Co.(1)	5,600	260,344
Hilton Hotels Corp.	6,700	159,795
Jack in the Box, Inc.(1)	2,300	87,216
Mikohn Gaming Corp.(1)	12,800	188,480
Orient-Express Hotels, Ltd.	3,200	101,344
P.F. Chang's China Bistro, Inc.(1)	3,350	197,583
Panera Bread Co., Class A(1)	2,400	149,004
Penn National Gaming, Inc.(1)	3,502	127,823
Red Robin Gourmet Burgers, Inc.(1)	1,300	80,574
Sonic Corp.(1)	5,600	170,968
Station Casinos, Inc.	3,100	205,840
Texas Roadhouse, Inc., Class A(1)	1,506	52,334
		$2,426,641
Household Durables - 0.5%
Jarden Corp.(1)	2,700	$145,584
		$145,584
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	1,500	$55,275
		$55,275
Insurance - 1.0%
Philadelphia Consolidated Holding Co.(1)	2,050	$173,758
Universal American Financial Corp.(1)	4,200	95,004
		$268,762
Internet & Catalog Retail - 0.4%
Netflix, Inc.(1)	7,100	$116,511
		$116,511
Internet Software & Services - 2.5%
CryptoLogic, Inc.	7,250	$217,573
Digital Insight Corp.(1)	8,400	200,928
eCollege.com, Inc.(1)	6,100	72,590
Jupitermedia Corp.(1)	4,600	78,798
SINA Corp.(1)	3,400	94,860
		$664,749

See notes to financial statements

15

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services - 5.2%
Anteon International Corp.(1)	4,950	$225,819
CACI International, Inc., Class A(1)	1,650	104,214
Cognizant Technology Solutions Corp.(1)	4,650	219,155
Euronet Worldwide, Inc.(1)	10,600	308,142
Global Payments, Inc.	2,000	135,600
ManTech International Corp., Class A(1)	4,200	130,368
SRA International, Inc., Class A(1)	7,800	270,816
		$1,394,114
Leisure Equipment & Products - 0.3%
Nautilus, Inc.	3,000	$85,500
		$85,500
Machinery - 2.1%
ESCO Technologies, Inc.(1)	900	$90,720
Joy Global, Inc.	7,600	255,284
Pentair, Inc.	3,225	138,062
Watts Water Technologies, Inc., Class A	2,550	85,400
		$569,466
Media - 1.9%
Central European Media Enterprises, Ltd.(1)	10,650	$515,247
		$515,247
Multi-Utilities - 0.9%
CMS Energy Corp.(1)	17,000	256,020
		$256,020
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	4,250	$231,498
CONSOL Energy, Inc.	7,950	425,961
Denbury Resources, Inc.(1)	3,800	151,126
Frontier Oil Corp.	4,400	129,140
Goodrich Petroleum Corp.(1)	1,501	30,891
Peabody Energy Corp.	6,900	359,076
Quicksilver Resources, Inc.(1)	1,800	115,074
Southwestern Energy Co.(1)	10,000	469,800
Vintage Petroleum, Inc.	3,550	108,169
		$2,020,735

Security	Shares	Value
Personal Products - 0.8%
Chattem, Inc.(1)	5,144	$212,962
		$212,962
Pharmaceuticals - 0.2%
Penwest Pharmaceuticals Co.(1)	4,200	$49,644
		$49,644
Real Estate - 1.6%
St. Joe Co., (The)	1,200	$97,848
Taubman Centers, Inc.	2,600	88,634
Trammell Crow Co.(1)	5,700	138,168
Trizec Properties, Inc.	5,100	104,907
		$429,557
Road & Rail - 0.4%
Laidlaw International, Inc.(1)	4,200	$101,220
		$101,220
Semiconductors & Semiconductor Equipment - 7.5%
Atheros Communications, Inc.(1)	14,400	$116,064
Cree, Inc.(1)	5,400	137,538
FormFactor, Inc.(1)	5,750	151,915
International Rectifier Corp.(1)	5,600	267,232
Intersil Corp., Class A	13,600	255,272
Lam Research Corp.(1)	8,900	257,566
Marvell Technology Group, Ltd.(1)	5,400	205,416
Microsemi Corp.(1)	11,200	210,560
NVIDIA Corp.(1)	7,800	208,416
Trident Microsystems, Inc.(1)	5,100	115,719
Varian Semiconductor Equipment Associates, Inc.(1)	2,700	99,900
		$2,025,598
Software - 4.0%
Activision, Inc.(1)	15,200	$251,104
Intellisync Corp.(1)	20,300	55,013
MICROS Systems, Inc.(1)	5,500	246,125
NAVTEQ, Corp.(1)	2,500	92,950
Progress Software Corp.(1)	3,500	105,525
SS&C Technologies, Inc.	3,400	107,712
THQ, Inc.(1)	3,200	93,664
VASCO Data Security International, Inc.(1)	12,300	119,310
		$1,071,403

See notes to financial statements

16

Small-Cap Growth Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Specialty Retail - 5.1%
Advance Auto Parts, Inc.(1)	4,675	$301,771
Bebe Stores, Inc.	3,450	91,322
Chico's FAS, Inc.(1)	4,750	162,830
DSW, Inc., Class A(1)	6,474	161,526
GameStop Corp., Class A(1)	4,300	140,653
Hibbet Sporting Goods, Inc.(1)	4,700	177,848
O'Reilly Automotive, Inc.(1)	3,300	98,373
Urban Outfitters, Inc.(1)	2,650	150,229
Zumiez, Inc.(1)	2,903	84,622
		$1,369,174
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.(1)	4,194	$110,512
Quiksilver, Inc.(1)	12,200	194,956
		$305,468
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	3,800	$108,186
Downey Financial Corp.	1,800	131,760
IndyMac Bancorp, Inc.	5,400	219,942
		$459,888
Trading Companies & Distributors - 0.5%
Watsco, Inc.	2,900	$123,540
		$123,540
Water Utilities - 0.3%
Aqua America, Inc.	2,500	$74,350
		$74,350
Wireless Telecommunication Services - 4.5%
Nextel Partners, Inc., Class A(1)	13,600	$342,312
NII Holdings, Inc., Class B(1)	12,875	823,228
UbiquiTel, Inc.(1)	4,493	36,663
		$1,202,203
Total Common Stocks (identified cost $22,036,407)		$25,955,922

Commercial Paper - 1.5%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$397	$397,000
Total Commercial Paper (at amortized cost, $397,000)		$397,000
Short-Term Investments - 2.0%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$539	$539,000
Total Short-Term Investments (at amortized cost, $539,000)		$539,000
Total Investments - 99.9% (identified cost $22,972,407)		$26,891,922
Other Assets, Less Liabilities - 0.1%		$35,411
Net Assets - 100.0%		$26,927,333

(1)  Non-income producing security.

See notes to financial statements

17

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $22,972,407)	$26,891,922
Cash	697
Receivable for investments sold	446,273
Interest and dividends receivable	8,735
Tax reclaim receivable	42
Total assets	$27,347,669
Liabilities
Payable for investments purchased	$388,211
Payable to affiliate for Trustees' fees	323
Accrued expenses	31,802
Total liabilities	$420,336
Net Assets applicable to investors' interest in Portfolio	$26,927,333
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$23,007,818
Net unrealized appreciation (computed on the basis of identified cost)	3,919,515
Total	$26,927,333

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $1,249)	$45,699
Interest	22,276
Total investment income	$67,975
Expenses
Investment adviser fee	$103,854
Trustees' fees and expenses	654
Custodian fee	35,459
Legal and accounting services	20,129
Miscellaneous	1,906
Total expenses	$162,002
Deduct - Reduction of custodian fee	$7
Total expense reductions	$7
Net expenses	$161,995
Net investment loss	$(94,020)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$447,433
Foreign currency transactions	(567)
Net realized gain	$446,866
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(1,347,066)
Foreign currency	(4)
Net change in unrealized appreciation (depreciation)	$(1,347,070)
Net realized and unrealized loss	$(900,204)
Net decrease in net assets from operations	$(994,224)

See notes to financial statements

18

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations -
Net investment loss	$(94,020)	$(241,820)
Net realized gain from investment and foreign currency transactions	446,866	371,484
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,347,070)	918,708
Net increase (decrease) in net assets from operations	$(994,224)	$1,048,372
Capital transactions -
Contributions	$3,530,998	$7,841,442
Withdrawals	(4,413,734)	(8,005,226)
Net decrease in net assets from capital transactions	$(882,736)	$(163,784)
Net increase (decrease) in net assets	$(1,876,960)	$884,588
Net Assets
At beginning of period	$28,804,293	$27,919,705
At end of period	$26,927,333	$28,804,293

See notes to financial statements

19

Small-Cap Growth Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004		2003	2002	2001	2000(1)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.18	%(2)	1.18%		1.23%	1.18%	1.23%	2.22	%(2)
Net expenses after custodian fee reduction	1.18	%(2)	1.18%		1.23%	1.18%	1.23%	2.07	%(2)
Net investment loss	(0.69	)%(2)	(0.90)%		(1.01)%	(0.91)%	(0.88)%	(1.58	)%(2)
Portfolio Turnover	134%		276%		308%	225%	117%	89%
Total Return*	(3.50)%		4.23	%(3)	31.20%	(33.36)%	(23.80)%	-
Net assets, end of period (000's omitted)	$26,927		$28,804		$27,920	$19,759	$19,058	$6,535
† The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			1.18%					2.96	%(2)
Expenses after custodian fee reduction			1.18%					2.81	%(2)
Net investment loss			(0.91)%					(2.32	)%(2)

(1)  For the period from the start of business, May 1, 2000, to December 31, 2000.

(2)  Annualized.

(3)  The net gains realized on the disposal of investments purchased which did not meet the Portfolio's investment guidelines had no effect on total return for the year ended December 31, 2004.

*  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

20

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in a diversified portfolio of publicly traded stocks of small-cap companies that in the  opinion of the investment adviser  are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, the Eaton Vance Small-Cap Growth Fund held an approximate 44.5% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 29.5%. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee

21

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2005, the fee was equivalent to 0.756% (annualized) of the Portfolio's average daily net assets and amounted to $103,854. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $34,975,538 and $35,809,763, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$22,972,407
Gross unrealized appreciation	$4,141,957
Gross unrealized depreciation	(222,442)
Net unrealized appreciation	$3,919,515

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to

22

Small-Cap Growth Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	98%	2%
James B. Hawkes	98%	2%
Samuel L. Hayes, III	98%	2%
William H. Park	98%	2%
Ronald A. Pearlman	98%	2%
Norton H. Reamer	98%	2%
Lynn A. Stout	98%	2%
Ralph F. Verni	98%	2%

Results are rounded to the nearest whole number.

23

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Small-Cap Growth Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Small-Cap Growth Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee noted that the investment adviser has taken action to improve performance, such as the hiring of a new portfolio manager in June 2003. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action. With respect to its review of investment advisory fees, the

24

Eaton Vance Small-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio and noted the voluntary expense reimbursements for the Fund by the investment adviser and/or administrator. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

25

Eaton Vance Small-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Small-Cap Growth Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Small-Cap Growth Portfolio

Officers Duncan W. Richardson President William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Small-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Small-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Small-Cap Growth Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

164-8/05  SCGSRC

Semiannual Report June 30, 2005

EATON VANCE
SMALL-CAP
VALUE
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Small-Cap Value Fund as of June 30, 2005

INVESTMENT UPDATE

George Pierides Fox Asset Management Portfolio Manager

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 0.91% during the six months ended June 30, 2005.(1) This return resulted from an increase in net asset value (NAV) per share to $14.37 on June 30, 2005 from $14.24 on December 31, 2004.

•                  The Fund’s Class B shares had a total return of 0.62% during the six months ended June 30, 2005.(1) This return resulted from an increase in NAV per share to $14.52 on June 30, 2005 from $14.43 on December 31, 2004.

•                  The Fund’s Class C shares had a total return of 0.56%  during the six months ended June 30, 2005.(1) This return resulted from an increase in NAV per share to $14.48 on June 30, 2005 from $14.40 on December 31, 2004.

•                  For comparison, the Fund’s benchmark, the S&P SmallCap 600 Index – a broad-based, unmanaged index of stocks commonly used as a measure of small-cap stock market performance – had a total return of 1.79% during the period, while the Russell 2000 Index, a larger basket of small-cap stocks, had a return of -1.25%.(2)

See page three for more performance information.

Management Discussion

•                  During the six months ended June 30, 2005, the U.S. economic recovery moderated, as consumers felt the impact of rising energy costs and higher interest rates. Oil prices, which had eased somewhat late in 2004, surged to record levels in the first half of 2005. Concerned about high commodity prices and rising unit labor costs, the Federal Reserve continued to increase its Federal Funds rate – a key short-term interest rate barometer. Nonetheless, despite these challenges, corporate profits registered impressive gains as American businesses benefited from continued productivity gains.

•                  For the six months ending June 30, 2005, the value segment of the market outperformed growth stocks, with the energy and utilities sectors turning in especially strong performances. Early in the period, lower-quality companies generally fared better than higher-quality companies, and not surprisingly, the Fund’s returns were constrained by its emphasis on strong fundamentals. However, as the Federal Reserve continued to raise rates and signs of an economic deceleration appeared late in the period, investors increasingly rotated into higher-quality companies.

•                  Amid the tight supply/demand situation in the global energy marketplace and continuing geopolitical risk, the Fund maintained its commitment to energy stocks, which were among its best-performing sectors during the six-month period. Surging prices for crude oil and natural gas provided a favorable backdrop for the Fund’s exploration and production companies, as well as for energy services stocks.

•                  Industrial products stocks turned in a mixed performance for the Fund. The best performing companies were those whose products contributed to enhanced productivity for a broad range of business users. Meanwhile, in the medical services/supplies area, the Fund had strong showings from a company that manufactures specialty devices for arthroscopic surgery and from a company that provides lab and packaging services to the pharmaceutical industry.

•                  Among the Fund’s less stellar performers were some stocks in the industrial and information technology sectors. Some of these companies lost ground amid investor concerns that the economic recovery could be losing some momentum due to higher energy costs and rising interest rates, trends that pose a potential threat to orders for some industrial and technology companies.

•                  The Fund continued to avoid financial sector stocks in the face of further Federal Reserve tightening. Bank stocks have been characteristically vulnerable in this climate, as rising short-term interest rates produced a flatter yeld curve and narrowed banks’ net interest margins.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	11.22%	10.42%	10.37%
Life of Fund†	12.85%	13.38%	13.18%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.81%	5.42%	9.37%
Life of Fund†	10.65%	12.32%	13.18%

†                  Inception Dates – Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A shares reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C shares reflects a 1% CDSC.

Sector Weightings (2)

(2)          Sector Weightings are shown as a percentage of the Fund’s total investments as of June 30, 2005. Fund statistics may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Small-Cap Value Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$1,009.10	$8.72
Class B	$1,000.00	$1,006.20	$12.44
Class C	$1,000.00	$1,005.60	$12.43

Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.10	$8.75
Class B	$1,000.00	$1,012.40	$12.47
Class C	$1,000.00	$1,012.40	$12.47

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.75% for Class A shares, 2.50% for Class B shares, and 2.50% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004.

4

Eaton Vance Small-Cap Value Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 90.5%
Security	Shares	Value
Auto and Parts - 2.6%
BorgWarner, Inc.	8,500	$456,195
		$456,195
Cement - 2.6%
Lafarge North America, Inc.	7,200	$449,568
		$449,568
Chemical - 2.9%
RPM, Inc.	28,000	$511,280
		$511,280
Computer / Communications Related - 1.8%
International Rectifier Corp.(1)	6,600	$314,952
		$314,952
Construction / Engineering - 1.8%
Granite Construction, Inc.	11,000	$309,100
		$309,100
Drugs - 2.0%
Par Pharmaceutical Corp., Inc.(1)	11,000	$349,910
		$349,910
Electrical Equipment - 3.1%
Belden, Inc.	25,500	$540,600
		$540,600
Electronics - 3.5%
Bel Fuse, Inc. Class B	11,500	$351,440
Technitrol, Inc.	18,000	254,340
		$605,780
Energy - 15.8%
Cimarex Energy Co.(1)	4,100	$159,531
Maverick Tube Corp.(1)	12,500	372,500
Newfield Exploration Co.(1)	14,600	582,394
Piedmont Natural Gas Co., Inc.	25,000	600,500
Questar Corp.	8,000	527,200
Spinnaker Exploration Co.(1)	14,400	511,056
		$2,753,181

Security	Shares	Value
Food Wholesalers / Retailers - 2.8%
Performance Food Group Co.(1)	12,000	$362,520
SUPERVALU, Inc.	3,800	123,918
		$486,438
Household Products - 5.0%
Church & Dwight Co., Inc.	17,500	$633,500
Libbey, Inc.	14,500	229,245
		$862,745
Industrial Products - 10.1%
A.O. Smith Corp.	19,000	$507,490
Albany International Corp.	16,500	529,815
CLARCOR, Inc.	4,400	128,700
Teleflex, Inc.	10,000	593,700
		$1,759,705
Insurance - 5.1%
Protective Life Corp.	12,500	$527,750
Scottish Re Group Ltd.	15,000	363,600
		$891,350
Medical Services / Supplies - 9.9%
CONMED Corp.(1)	14,000	$430,780
Mentor Corp.	7,600	315,248
Owens & Minor, Inc.	8,500	274,975
PolyMedica Corp.	12,500	445,750
West Pharmaceutical Services, Inc.	9,000	252,450
		$1,719,203
Packaging - 3.6%
AptarGroup, Inc.	12,500	$635,000
		$635,000
Restaurant - 6.5%
Applebee's International, Inc.	8,500	$225,165
CBRL Group, Inc.	12,500	485,750
Landry's Restaurants, Inc.	9,000	270,810
Outback Steakhouse, Inc.	3,400	153,816
		$1,135,541

See notes to financial statements

5

Eaton Vance Small-Cap Value Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Retailing - 4.1%
BJ's Wholesale Club, Inc.(1)	11,000	$357,390
Claire's Stores, Inc.	14,500	348,725
		$706,115
Toys - 2.2%
RC2 Corp.(1)	10,000	$375,700
		$375,700
Transportation - 5.1%
Arkansas Best Corp.	17,000	$540,770
Yellow Roadway Corp.(1)	7,000	355,600
		$896,370
Total Common Stocks (identified cost $12,605,340)		$15,758,733
Total Investments - 90.5% (identified cost $12,605,340)		$15,758,733
Other Assets, Less Liabilities - 9.5%		$1,657,593
Net Assets - 100.0%		$17,416,326

(1)  Non-income producing security.

See notes to financial statements

6

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $12,605,340)	$15,758,733
Cash	1,775,865
Receivable for Fund shares sold	128,428
Receivable from the Administrator	60,309
Dividends and interest receivable	14,555
Total assets	$17,737,890
Liabilities
Payable for investments purchased	$268,531
Payable for Fund shares redeemed	22,383
Payable to affiliate for distribution and service fees	843
Payable to affiliate for Trustees' fees	32
Accrued expenses	29,775
Total liabilities	$321,564
Net Assets	$17,416,326
Sources of Net Assets
Paid-in capital	$13,976,526
Accumulated undistributed net realized gain (computed on the basis of identified cost)	361,560
Accumulated net investment loss	(66,902)
Net unrealized appreciation (computed on the basis of identified cost)	3,145,142
Total	$17,416,326
Class A Shares
Net Assets	$7,894,659
Shares Outstanding	549,371
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.37
Maximum Offering Price Per Share (100 ÷ 94.25 of $14.37)	$15.25
Class B Shares
Net Assets	$4,271,930
Shares Outstanding	294,215
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.52
Class C Shares
Net Assets	$5,249,737
Shares Outstanding	362,461
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.48
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends	$80,881
Interest	10,677
Total investment income	$91,558
Expenses
Investment adviser fee	$73,076
Administration fee	10,961
Distribution and service fees Class A	8,071
Class B	18,785
Class C	22,005
Registration fees	38,395
Legal and accounting services	16,650
Custodian fee	13,307
Transfer and dividend disbursing agent fees	10,688
Printing and postage	4,846
Miscellaneous	1,985
Total expenses	$218,769
Deduct - Preliminary allocation of expenses to the Administrator	$60,309
Total expense reductions	$60,309
Net expenses	$158,460
Net investment loss	$(66,902)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$440,236
Net realized gain	$440,236
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(247,765)
Net change in unrealized appreciation (depreciation)	$(247,765)
Net realized and unrealized gain	$192,471
Net increase in net assets from operations	$125,569

See notes to financial statements

7

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(66,902)	$(102,788)
Net realized gain (loss) from investment transactions	440,236	(76,502)
Net change in unrealized appreciation (depreciation) from investments	(247,765)	2,220,675
Net increase in net assets from operations	$125,569	$2,041,385
Distributions to shareholders - From net realized gain Class A	$-	$(6,012)
Class B	-	(2,467)
Class C	-	(3,053)
Total distributions to shareholders	$-	$(11,532)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$3,052,192	$4,878,438
Class B	1,162,062	1,961,243
Class C	1,508,416	2,368,989
Net asset value of shares issued to shareholders in payment of distributions declared Class A	-	3,062
Class B	-	1,928
Class C	-	2,991
Cost of shares redeemed Class A	(2,840,893)	(2,394,222)
Class B	(311,637)	(519,783)
Class C	(335,267)	(750,575)
Net asset value of shares exchanged Class A	14,379	18,044
Class B	(14,379)	(18,044)
Net increase in net assets from Fund share transactions	$2,234,873	$5,552,071
Net increase in net assets	$2,360,442	$7,581,924
Net Assets
At beginning of period	$15,055,884	$7,473,960
At end of period	$17,416,326	$15,055,884
Accumulated net investment loss included in net assets
At end of period	$(66,902)	$-

See notes to financial statements

8

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$14.240		$12.050	$9.080	$10.000
Income (loss) from operations
Net investment loss	$(0.034)		$(0.073)	$(0.063)	$(0.023)
Net realized and unrealized gain (loss)	0.164		2.279	3.033	(0.897	)(3)
Total income (loss) from operations	$0.130		$2.206	$2.970	$(0.920)
Less distributions
From net realized gain	$-		$(0.016)	$-	$-
Total distributions	$-		$(0.016)	$-	$-
Net asset value - End of period	$14.370		$14.240	$12.050	$9.080
Total Return(4)	0.91%		18.33%	32.71%	(9.20)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$7,895		$7,635	$4,047	$1,742
Ratios (As a percentage of average daily net assets):
Net expenses(5)	1.75	%(6)	1.75%	1.75%	1.75	%(6)
Net investment loss	(0.50	)%(6)	(0.58)%	(0.60)%	(0.51	)%(6)
Portfolio Turnover of the Portfolio(7)	-		1%	24%	2%
Portfolio Turnover of the Fund	11%		5%	-	-
† The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	2.57	%(6)	2.49%	4.78%	37.05	%(6)
Net investment loss	(1.32	)%(6)	(1.32)%	(3.63)%	(35.81	)%(6)
Net investment loss per share	$(0.091)		$(0.166)	$(0.381)	$(1.615)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 28, 2002, to December 31, 2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's shares of the Portfolio's expenses while the fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

9

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$14.430		$12.310	$9.340	$10.000
Income (loss) from operations
Net investment loss	$(0.087)		$(0.172)	$(0.149)	$(0.058)
Net realized and unrealized gain (loss)	0.177		2.308	3.119	(0.602	)(3)
Total income (loss) from operations	$0.090		$2.136	$2.970	$(0.660)
Less distributions
From net realized gain	$-		$(0.016)	$-	$-
Total distributions	$-		$(0.016)	$-	$-
Net asset value - End of period	$14.520		$14.430	$12.310	$9.340
Total Return(4)	0.62%		17.37%	31.80%	(6.60)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$4,272		$3,391	$1,554	$255
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.50	%(6)	2.50%	2.50%	2.50	%(6)
Net investment loss	(1.25	)%(6)	(1.33)%	(1.37)%	(1.30	)%(6)
Portfolio Turnover of the Portfolio(7)	-		1%	24%	2%
Portfolio Turnover of the Fund	11%		5%	-	-
† The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	3.32	%(6)	3.24%	5.53%	37.80	%(6)
Net investment loss	(2.07	)%(6)	(2.07)%	(4.40)%	(36.60	)%(6)
Net investment loss per share	$(0.145)		$(0.267)	$(0.479)	$(1.633)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's shares of the Portfolio's expenses while the fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

10

Eaton Vance Small-Cap Value Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)(2)
Net asset value - Beginning of period	$14.400		$12.280	$9.320	$10.000
Income (loss) from operations
Net investment loss	$(0.087)		$(0.171)	$(0.153)	$(0.060)
Net realized and unrealized gain (loss)	0.167		2.307	3.113	(0.620	)(3)
Total income (loss) from operations	$0.080		$2.136	$2.960	$(0.680)
Less distributions
From net realized gain	$-		$(0.016)	$-	$-
Total distributions	$-		$(0.016)	$-	$-
Net asset value - End of period	$14.480		$14.400	$12.280	$9.320
Total Return(4)	0.56%		17.41%	31.76%	(6.80)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$5,250		$4,030	$1,873	$91
Ratios (As a percentage of average daily net assets):
Net expenses(5)	2.50	%(6)	2.50%	2.50%	2.50	%(6)
Net investment loss	(1.25	)%(6)	(1.32)%	(1.38)%	(1.31	)%(6)
Portfolio Turnover of the Portfolio(7)	-		1%	24%	2%
Portfolio Turnover of the Fund	11%		5%	-	-
† The operating expense of the Portfolio and the Fund reflect an allocation of expenses to the Investment Adviser and/or Administrator. Had such actions not been taken the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(5)	3.32	%(6)	3.24%	5.53%	37.80	%(6)
Net investment loss	(2.07	)%(6)	(2.06)%	(4.41)%	(36.61	)%(6)
Net investment loss per share	$(0.145)		$(0.266)	$(0.489)	$(1.677)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's shares of the Portfolio's expenses while the fund was making investments directly into the Portfolio.

(6)  Annualized.

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

11

Eaton Vance Small-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to achieve long-term total return by investing primarily in value stocks of small-cap companies. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

On April 30, 2004, the Fund received its prorata share of cash and securities from the Small-Cap Value Portfolio (the Portfolio) in a complete liquidation of its interest in the Portfolio. Subsequent to April 30, 2004, the Fund has invested directly in securities rather than through the Portfolio and maintains the same investment objective.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

D  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains.

12

Eaton Vance Small-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes had a capital loss carryover of $47,394, which will expire on December 31, 2012. This amount will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

E  Financial Futures Contracts - Upon entering a financial futures contract, the Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Put Options - Upon the purchase of a put option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

H  Securities Sold Short - The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge Fund positions. The Fund will generally borrow the security sold in order to make a delivery to the buyer. Upon executing the transaction, the Fund records the proceeds as deposits with brokers in the Statements of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Fund is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Fund may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

I  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2005, no credits were used to reduce the Fund's custodian fee.

J  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is

13

Eaton Vance Small-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Other - Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

M  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	218,133	390,458
Issued to shareholders electing to receive payments of distributions in Fund shares	-	255
Redemptions	(206,084)	(191,665)
Exchange from Class B shares	1,026	1,454
Net increase	13,075	200,502

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	82,408	151,343
Issued to shareholders electing to receive payments of distributions in Fund shares	-	157
Redemptions	(22,130)	(41,350)
Exchange to Class A shares	(1,015)	(1,428)
Net increase	59,263	108,722
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	106,544	185,416
Issued to shareholders electing to receive payments of distributions in Fund shares	-	245
Redemptions	(23,968)	(58,297)
Net increase	82,576	127,364

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended June 30th 2005, the fee amounted to $73,076. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Fund. An administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2005, the administration fee amounted to $10,961. For the fiscal year ending December 31, 2005, the administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Expenses exceed 1.75% for Class A shares and 2.50% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

14

Eaton Vance Small-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Pursuant to this agreement, EVM was preliminarily allocated $60,309 of the Fund's operating expenses for the six months ended June 30, 2005.

EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $1,516 in sub-transfer agent fees.

Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,076.28 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Except for Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $14,089 and $16,504 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At June 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $87,000 and $214,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $8,071, $4,696, and $5,501 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received $4,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended June 30, 2005.

15

Eaton Vance Small-Cap Value Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

7  Investment Transactions

Purchases and sales of investments by the Fund, other than short-term obligations, aggregated $3,445,224 and $1,446,684 respectively, for the six months ended June 30, 2005.

8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$12,605,340
Gross unrealized appreciation	$3,421,464
Gross unrealized depreciation	(268,071)
Net unrealized appreciation	$3,153,393

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not have any open obligations under these financial instruments at June 30, 2005.

10 Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees for the six months ended June 30, 2005.

11 Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	841,446	3,285
James B. Hawkes	840,604	4,127
Samuel L. Hayes, III	841,431	3,300
William H. Park	841,446	3,285
Ronald A. Pearlman	841,446	3,285
Norton H. Reamer	840,589	4,142
Lynn A. Stout	841,446	3,285
Ralph F. Verni	841,446	3,285

16

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Eaton Vance Small-Cap Value Fund (the "Fund") and its investment adviser, Boston Management and Research, and the investment sub-advisory agreement between the Fund and the investment sub-adviser, Fox Asset Management LLC ("Fox"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement and the sub-advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory and the sub-advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Fund with those of comparable funds;

•  An independent report comparing the expense ratio of the Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance and Fox on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory and sub-advisory agreements and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include supervising Fox's activities. The Special Committee evaluated the level of skill and expertise required to supervise Fox and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

When reviewing the Fund's sub-advisory agreement, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel at Fox who would provide services under the sub-advisory agreement. The Special Committee took into account the resources

17

Eaton Vance Small-Cap Value Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

available to Fox in fulfilling its duties under the sub-advisory agreement. The Special Committee noted Fox's experience in managing equity portfolios.

In its review of comparative information with respect to investment performance, the Special Committee noted that Fox has taken or will be taking actions to improve performance, such as making changes to its investment team. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of these actions. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Fund is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that, in light of the size of the Fund, the expense ratio of the Fund is reasonable. The Special Committee also considered the extent to which Fox appears to be realizing benefits from economies of scale in managing the Fund, and concluded that the fee breakpoints which are in place for the Fund will allow for an equitable sharing of such benefits, when realized, with the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's and sub-advisor's profits in providing investment management services for the Fund and for all Eaton Vance funds as a group, as well as the investment adviser's or sub-adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Fund may receive reimbursement payments in respect of third party research services obtained by the investment adviser or sub-adviser as a result of soft dollar credits generated through trading on behalf of the Fund. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Fund and noted that voluntary expense reimbursements for the Fund by the administrator. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser or sub-adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser or sub-adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser and sub-adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory and sub-advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory and sub-advisory agreements, including the fee structure, is in the interests of shareholders.

18

Eaton Vance Small-Cap Value Fund

INVESTMENT MANAGEMENT

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

19

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Small-Cap Value Fund
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Sub-Adviser of Eaton Vance Small-Cap Value Fund
Fox Asset Management

44 Sicamore Avenue

Little Silver, NJ 07739

Administrator of Eaton Vance Small-Cap Value Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Small-Cap Value Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1303-8/05  SCVSRC

Semiannual Report June 30, 2005

EATON VANCE
SPECIAL
EQUITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at www.sec.gov.

Eaton Vance Special Equities Fund as of June 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of -3.59% for the six months ended June 30, 2005.(1)This return resulted from a decrease in net asset value (NAV) per share to $4.57 on June 30, 2005 from $4.74 on December 31, 2004.

•                  The Fund’s Class B shares had a total return of -3.98% for the six months ended June 30, 2005.(1) This return resulted from a decrease in NAV per share to $10.37 on June 30, 2005 from $10.80 on December 31, 2004.

•                  The Fund’s Class C shares had a total return of -4.00% for the six months ended June 30, 2005.(1) This return resulted from a decrease in NAV per share to $7.21 on June 30, 2005 from $7.51 on December 31, 2004.

•                  For comparison, the Russell 2000 Growth Index – an unmanaged index of small-cap growth stocks – had a total return of -3.58%, while the S&P SmallCap 600 Index – a widely recognized, unmanaged index of both growth and value small-capitalization stocks – had a total return of 1.79% for the same period.(2)

See page three for more performance information.

Management Discussion

•                  The Fund seeks growth of capital by investing in Special Equities Portfolio (the Portfolio), which invests in a portfolio of emerging growth companies. During the six months ended June 30, 2005, the Portfolio continued to focus on small companies that management believes have the potential for above-average earnings growth and profit margins within their respective industries.

•                  During the first half of 2005, the U.S. economic recovery moderated, as consumers felt the impact of rising energy costs and higher interest rates. Oil prices, which had eased somewhat late in 2004, surged to record levels in the first half of 2005. Concerned about high commodity prices and rising unit labor costs, the Federal Reserve continued to increase its Federal Funds rate – a key short-term interest rate barometer. Nonetheless, despite these challenges, corporate profits registered impressive gains as American businesses benefited from continued productivity gains.

•                  During the six months ended June 30, 2005, growth stocks generally lagged value stocks, as investors became increasingly risk-averse and focused on sectors with embedded value, such as energy and utilities. Small-cap companies generally outperformed large-cap companies in the first two months of 2005. However, from March through June 2005, investor preference began to shift toward large-cap stocks.

•                  The Fund’s return lagged that of its benchmark indexes during the six-month period ended June 30, 2005. The most significant reason for this underperformance was the Portfolio’s holdings in the information technology sector. Semiconductors and software companies were especially weak, as some companies experienced product delays and order shortfalls during the period. In the health care sector, positions in generic drugs and medical devices were a further drag on performance, due to slower-than-expected acceptance of new products.

•                  Another area in which the Fund saw some weakness was the materials sector. The Fund’s investments in commodity chemical companies, since sold, were a drag on performance, as they were hurt by surging prices for crude oil, a key input for chemical producers.

•                  The Portfolio enjoyed relatively strong performance from its oil and gas stocks, where it was significantly overweighted. The more defensive areas of the health care sector, such as health care services and specialty pharmaceuticals, contributed to performance. The Fund was also helped by an overweighting in stocks of wireless telecommunications and satellite service providers, and by an underweighting of financial stocks, especially commercial banks.

•                  Effective July 1, 2005, Martha G. Locke became portfolio manager of the Portfolio. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than seven years and co-managed another Eaton Vance portfolio from 2001 to 2003.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

2

Eaton Vance Special Equities Fund as of June 30, 2005

FUND PERFORMANCE

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
One Year	2.24%	1.57%	1.55%
Five Years	-11.59	-12.29	-12.26
Ten Years	4.80	3.55	3.51
Life of Fund†	7.17	3.80	3.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	-3.59%	-3.43%	0.55%
Five Years	-12.62	-12.63	-12.26
Ten Years	4.18	3.55	3.51
Life of Fund†	7.00	3.80	3.86

†                  Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

(1)       Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A shares reflect the maximum 5.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C shares reflects a 1% CDSC.

Sector Weightings(2)

(2)          Sector Weightings are shown as a percentage of the Portfolio’s total investments as of June 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance Special Equities Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 – June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Special Equities Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 – 6/30/05)

Actual
Class A	$1,000.00	$964.10	$8.57
Class B	$1,000.00	$960.20	$12.20
Class C	$1,000.00	$960.10	$12.20

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,016.10	$8.80
Class B	$1,000.00	$1,012.30	$12.52
Class C	$1,000.00	$1,012.30	$12.52

*                 Expenses are equal to the Fund’s annualized expense ratio of x.xx% for Class A shares, x.xx% for Class B shares, and x.xx% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance Special Equities Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Special Equities Portfolio, at value (identified cost, $36,121,154)	$42,598,788
Receivable for Fund shares sold	11,202
Total assets	$42,609,990
Liabilities
Payable for Fund shares redeemed	$59,635
Payable to affiliate for distribution and service fees	364
Payable to affiliate for Trustees' fees	33
Accrued expenses	26,887
Total liabilities	$86,919
Net Assets	$42,523,071
Sources of Net Assets
Paid-in capital	$68,976,441
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(32,625,008)
Accumulated net investment loss	(305,996)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	6,477,634
Total	$42,523,071
Class A Shares
Net Assets	$37,588,113
Shares Outstanding	8,225,363
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$4.57
Maximum Offering Price Per Share (100 ÷ 94.25 of $4.57)	$4.85
Class B Shares
Net Assets	$2,744,748
Shares Outstanding	264,560
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$10.37
Class C Shares
Net Assets	$2,190,210
Shares Outstanding	303,692
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$7.21
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $2,130)	$75,030
Interest allocated from Portfolio	30,670
Expenses allocated from Portfolio	(201,526)
Net investment loss from Portfolio	$(95,826)
Expenses
Distribution and service fees Class A	$48,820
Class B	15,113
Class C	12,141
Transfer and dividend disbursing agent fees	55,096
Registration fees	44,534
Legal and accounting services	16,556
Printing and postage	9,580
Custodian fee	6,753
Miscellaneous	1,577
Total expenses	$210,170
Net investment loss	$(305,996)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,491,785
Foreign currency transactions	(983)
Net realized gain	$1,490,802
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,044,465)
Foreign currency	(8)
Net change in unrealized appreciation (depreciation)	$(3,044,473)
Net realized and unrealized loss	$(1,553,671)
Net decrease in net assets from operations	$(1,859,667)

See notes to financial statements

5

Eaton Vance Special Equities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(305,996)	$(729,250)
Net realized gain from investments and foreign currency transactions	1,490,802	1,784,708
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,044,473)	328,477
Net increase (decrease) in net assets from operations	$(1,859,667)	$1,383,935
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$510,313	$1,440,487
Class B	29,795	385,120
Class C	220,396	370,266
Cost of shares redeemed Class A	(4,154,610)	(7,313,045)
Class B	(525,234)	(1,227,388)
Class C	(669,046)	(1,777,005)
Net asset value of shares exchanged Class A	53,632	1,035,823
Class B	(53,632)	(1,035,823)
Net decrease in net assets from Fund share transactions	$(4,588,386)	$(8,121,565)
Net decrease in net assets	$(6,448,053)	$(6,737,630)
Net Assets
At beginning of period	$48,971,124	$55,708,754
At end of period	$42,523,071	$48,971,124
Accumulated net investment loss included in net assets
At end of period	$(305,996)	$-

See notes to financial statements

6

Eaton Vance Special Equities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$4.740		$4.570	$3.490	$5.200	$6.850	$9.390
Income (loss) from operations
Net investment loss	$(0.029)		$(0.060)	$(0.056)	$(0.052)	$(0.058)	$(0.059)
Net realized and unrealized gain (loss)	(0.141)		0.230	1.136	(1.658)	(1.575)	(0.500)
Total income (loss) from operations	$(0.170)		$0.170	$1.080	$(1.710)	$(1.633)	$(0.559)
Less distributions
From net realized gain	$-		$-	$-	$-	$(0.017)	$(1.981)
Total distributions	$-		$-	$-	$-	$(0.017)	$(1.981)
Net asset value - End of period	$4.570		$4.740	$4.570	$3.490	$5.200	$6.850
Total Return(2)	(3.59)%		3.72%	30.95%	(32.88)%	(23.83)%	(9.15)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$37,588		$42,778	$46,244	$41,575	$68,770	$89,183
Ratios (As a percentage of average daily net assets):
Net expenses(3)	1.76	%(4)	1.63%	1.64%	1.51%	1.29%	1.18%
Net expenses after custodian fee reduction(3)	1.76	%(4)	1.63%	1.64%	1.51%	1.29%	1.18%
Net investment loss	(1.28	)%(4)	(1.36)%	(1.42)%	(1.26)%	(1.07)%	(0.66)%
Portfolio Turnover of the Portfolio	127%		264%	292%	188%	92%	136%
† The operating expenses of the Portfolio in 2004 reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)			1.64%
Expenses after custodian fee reduction(3)			1.64%
Net investment loss			(1.37)%
Net investment loss per share			$(0.060)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

7

Eaton Vance Special Equities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$10.800		$10.500	$8.080	$12.120	$16.050	$19.670
Income (loss) from operations
Net investment loss	$(0.104)		$(0.214)	$(0.195)	$(0.191)	$(0.230)	$(0.286)
Net realized and unrealized gain (loss)	(0.326)		0.514	2.615	(3.849)	(3.683)	(1.353)
Total income (loss) from operations	$(0.430)		$0.300	$2.420	$(4.040)	$(3.913)	$(1.639)
Less distributions
From net realized gain	$-		$-	$-	$-	$(0.017)	$(1.981)
Total distributions	$-		$-	$-	$-	$(0.017)	$(1.981)
Net asset value - End of period	$10.370		$10.800	$10.500	$8.080	$12.120	$16.050
Total Return(2)	(3.98)%		2.86%	29.95%	(33.33)%	(24.38)%	(9.90)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$2,745		$3,436	$5,297	$5,066	$8,046	$10,753
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.51	%(4)	2.38%	2.39%	2.26%	2.04%	1.98%
Net expenses after custodian fee reduction(3)	2.51	%(4)	2.38%	2.39%	2.26%	2.04%	1.98%
Net investment loss	(2.03	)%(4)	(2.12)%	(2.17)%	(2.01)%	(1.82)%	(1.46)%
Portfolio Turnover of the Portfolio	127%		264%	292%	188%	92%	136%
† The operating expenses of the Portfolio in 2004 reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)			2.39%
Expenses after custodian fee reduction(3)			2.39%
Net investment loss			(2.13)%
Net investment loss per share			$(0.214)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

8

Eaton Vance Special Equities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)	2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$7.510		$7.300	$5.610	$8.420	$11.160	$14.220
Income (loss) from operations
Net investment loss	$(0.073)		$(0.149)	$(0.137)	$(0.132)	$(0.158)	$(0.202)
Net realized and unrealized gain (loss)	(0.227)		0.359	1.827	(2.678)	(2.565)	(0.877)
Total income (loss) from operations	$(0.300)		$0.210	$1.690	$(2.810)	$(2.723)	$(1.079)
Less distributions
From net realized gain	$-		$-	$-	$-	$(0.017)	$(1.981)
Total distributions	$-		$-	$-	$-	$(0.017)	$(1.981)
Net asset value - End of period	$7.210		$7.510	$7.300	$5.610	$8.420	$11.160
Total Return(2)	(4.00)%		2.88%	30.12%	(33.37)%	(24.40)%	(9.74)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$2,190		$2,757	$4,168	$3,824	$5,338	$4,451
Ratios (As a percentage of average daily net assets):
Net expenses(3)	2.51	%(4)	2.38%	2.39%	2.26%	2.04%	2.01%
Net expenses after custodian fee reduction(3)	2.51	%(4)	2.38%	2.39%	2.26%	2.04%	2.01%
Net investment loss	(2.03	)%(4)	(2.12)%	(2.18)%	(2.01)%	(1.83)%	(1.49)%
Portfolio Turnover of the Portfolio	127%		264%	292%	188%	92%	136%
† The operating expenses of the Portfolio in 2004 reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses(3)			2.39%
Expenses after custodian fee reduction(3)			2.39%
Net investment loss			(2.13)%
Net investment loss per share			$(0.149)

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Annualized.

See notes to financial statements

9

Eaton Vance Special Equities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $33,973,649 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($13,748,540) and December 31, 2010 ($20,225,109).

D  Other - Investment transactions are accounted for on a trade-date basis.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

H  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which

10

Eaton Vance Special Equities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute annually (normally in December) all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	112,142	323,906
Redemptions	(921,431)	(1,652,171)
Exchange from Class B shares	11,829	234,680
Net decrease	(797,460)	(1,093,585)

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,890	38,002
Redemptions	(51,154)	(122,296)
Exchange to Class A shares	(5,203)	(102,394)
Net decrease	(53,467)	(186,688)
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	30,486	52,575
Redemptions	(93,911)	(256,749)
Net decrease	(63,425)	(204,174)

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but does not currently receive a fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $4,789 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $309 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations. The fund has not paid any Trustee fees for the six months ended June 30, 2005.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans

11

Eaton Vance Special Equities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $11,335 and $9,106 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $271,000 and $1,161,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $48,820, $3,305 and $3,778 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC accessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be retained by the Fund. The fund was informed that EVD received approximately $0, $5,000 and $1,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $759,794 and $5,590,456, respectively, for the six months ended June 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	4,515,066	151,401
James B. Hawkes	4,521,127	145,341
Samuel L. Hayes, III	4,512,854	153,614
William H. Park	4,523,345	143,122
Ronald A. Pearlman	4,518,106	148,362
Norton H. Reamer	4,514,426	152,042
Lynn A. Stout	4,523,023	143,445
Ralph F. Verni	4,518,104	148,363

Each nominee was also elected a Trustee of the Portfolio.

12

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.1%
Security	Shares	Value
Aerospace & Defense - 2.9%
Aviall, Inc.(1)	12,200	$385,398
DRS Technologies, Inc.	8,500	435,880
Innovative Solutions and Support, Inc.(1)	6,200	208,134
Teledyne Technologies, Inc.(1)	5,800	188,964
		$1,218,376
Beverages - 1.1%
Hansen Natural Corp.(1)	4,316	$365,652
PepsiAmericas, Inc.	3,600	92,376
		$458,028
Biotechnology - 2.3%
Affymetrix, Inc.(1)	6,600	$355,938
Invitrogen Corp.(1)	5,100	424,779
Techne Corp.(1)	2,700	123,957
United Therapeutics Corp.(1)	2,000	96,400
		$1,001,074
Capital Markets - 1.4%
Affiliated Managers Group, Inc.(1)	2,200	$150,326
Greenhill & Co., Inc.	11,100	449,661
		$599,987
Chemicals - 0.9%
Agrium, Inc.	12,300	$241,203
H.B. Fuller Co.	4,500	153,270
		$394,473
Commercial Banks - 0.2%
PrivateBancorp, Inc.	2,350	$83,143
Western Alliance Bancorp(1)	89	2,261
		$85,404
Commercial Services & Supplies - 1.5%
Harland (John H.) Co.	3,500	$133,000
Healthcare Services Group, Inc.	9,150	183,732
Labor Ready, Inc.(1)	13,400	312,354
		$629,086

Security	Shares	Value
Communications Equipment - 0.9%
ECI Telecom, Ltd.(1)	18,400	$152,720
NICE Systems, Ltd. ADR(1)	6,300	248,661
		$401,381
Computers & Peripherals - 1.9%
Mobility Electronics, Inc.(1)	13,000	$118,950
Novatel Wireless, Inc.(1)	20,600	256,882
PalmOne, Inc.(1)	14,100	419,757
		$795,589
Consumer Finance - 0.6%
Metris Cos., Inc.(1)	12,900	$186,534
Student Loan Corp., (The)	400	87,920
		$274,454
Diversified Consumer Services - 0.4%
Weight Watchers International, Inc.(1)	3,000	$154,830
		$154,830
Diversified Telecommunication Services - 0.6%
NeuStar, Inc., Class A(1)	928	$23,757
PanAmSat Holding Corp.	10,345	212,176
		$235,933
Electric Utilities - 0.8%
Allegheny Energy, Inc.(1)	9,300	$234,546
Sierra Pacific Resources(1)	7,600	94,620
		$329,166
Electrical Equipment - 0.8%
AMETEK, Inc.	2,200	$92,070
Evergreen Solar, Inc.(1)	37,100	238,553
		$330,623
Electronic Equipment & Instruments - 1.8%
Itron, Inc.(1)	9,420	$420,886
Nam Tai Electronics, Inc.	5,300	120,522
Trimble Navigation, Ltd.(1)	5,600	218,232
		$759,640

See notes to financial statements

13

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Food & Staples Retailing - 1.0%
Central European Distribution Corp.(1)	2,000	$74,660
Longs Drugstores Corp.	5,000	215,250
Spartan Stores, Inc.(1)	8,500	124,695
		$414,605
Health Care Equipment & Supplies - 9.8%
ArthroCare Corp.(1)	3,400	$118,796
Aspect Medical Systems, Inc.(1)	5,700	169,518
CONMED Corp.(1)	6,200	190,774
Dade Behring Holdings, Inc.	3,500	227,535
DexCom, Inc.(1)	1,337	16,699
DJ Orthopedics, Inc.(1)	12,600	345,618
Foxhollow Technologies, Inc.(1)	4,100	156,907
Haemonetics Corp.(1)	9,000	365,760
Hologic, Inc.(1)	10,600	421,350
Immucor, Inc.(1)	23,200	671,640
Intuitive Surgical, Inc.(1)	4,800	223,872
Kyphon, Inc.(1)	12,800	445,312
Respironics, Inc.(1)	6,200	223,882
Shamir Optical Industry, Ltd.(1)	7,600	122,740
SonoSite, Inc.(1)	4,600	142,784
Ventana Medical Systems, Inc.(1)	8,100	325,863
		$4,169,050
Health Care Providers & Services - 8.7%
Community Health Systems, Inc.(1)	13,000	$491,270
Genesis HealthCare Corp.(1)	4,600	212,888
Health Net, Inc.(1)	5,900	225,144
HealthTronics, Inc.(1)	15,600	202,644
Kindred Healthcare, Inc.(1)	5,400	213,894
LabOne, Inc.(1)	5,000	199,050
LCA-Vision, Inc.	3,700	179,302
LifePoint Hospitals, Inc.(1)	10,600	535,512
Lincare Holdings, Inc.(1)	3,700	151,108
Pediatrix Medical Group, Inc.(1)	3,500	257,390
Psychiatric Solutions, Inc.(1)	8,700	423,777
United Surgical Partners International, Inc.(1)	7,200	374,976
VCA Antech, Inc.(1)	10,600	257,050
		$3,724,005

Security	Shares	Value
Hotels, Restaurants & Leisure - 9.0%
Aztar Corp.(1)	7,400	$253,450
Cheesecake Factory, Inc.(1)	10,400	361,192
Choice Hotels International, Inc.	5,900	387,630
Gaylord Entertainment Co.(1)	9,100	423,059
Hilton Hotels Corp.	8,800	209,880
Jack in the Box, Inc.(1)	4,300	163,056
Mikohn Gaming Corp.(1)	20,500	301,862
Orient-Express Hotels, Ltd.	5,100	161,517
P.F. Chang's China Bistro, Inc.(1)	5,400	318,492
Panera Bread Co., Class A(1)	3,800	235,923
Penn National Gaming, Inc.(1)	5,594	204,181
Red Robin Gourmet Burgers, Inc.(1)	2,200	136,356
Sonic Corp.(1)	9,100	277,823
Station Casinos, Inc.	4,650	308,760
Texas Roadhouse, Inc., Class A(1)	2,728	94,798
		$3,837,979
Household Durables - 0.6%
Jarden Corp.(1)	4,400	$237,248
		$237,248
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,400	$88,440
		$88,440
Insurance - 1.0%
Philadelphia Consolidated Holding Corp.(1)	3,300	$279,708
Universal American Financial Corp.(1)	6,700	151,554
		$431,262
Internet & Catalog Retail - 0.4%
Netflix, Inc.(1)	11,500	$188,715
		$188,715
Internet Software & Services - 2.5%
CryptoLogic, Inc.	11,200	$336,112
Digital Insight Corp.(1)	13,700	327,704
eCollege.com, Inc.(1)	10,000	119,000
Jupitermedia Corp.(1)	7,300	125,049
SINA Corp.(1)	5,500	153,450
		$1,061,315

See notes to financial statements

14

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
IT Services - 5.2%
Anteon International Corp.(1)	7,400	$337,588
CACI International, Inc., Class A(1)	2,700	170,532
Cognizant Technology Solutions Corp.(1)	7,400	348,762
Euronet Worldwide, Inc.(1)	16,800	488,376
Global Payments, Inc.	3,200	216,960
ManTech International Corp., Class A(1)	6,600	204,864
SRA International, Inc., Class A(1)	12,400	430,528
		$2,197,610
Leisure Equipment & Products - 0.3%
Nautilus Group, Inc.	4,900	$139,650
		$139,650
Machinery - 2.1%
ESCO Technologies, Inc.(1)	1,500	$151,200
Joy Global, Inc.	12,050	404,759
Pentair, Inc.	5,100	218,331
Watts Water Technologies, Inc., Class A	4,200	140,658
		$914,948
Media - 2.0%
Central European Media Enterprises, Ltd.(1)	17,400	$841,812
		$841,812
Multi-Utilities - 1.0%
CMS Energy Corp.(1)	27,000	$406,620
		$406,620
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	6,700	$364,949
CONSOL Energy, Inc.	12,600	675,108
Denbury Resources, Inc.(1)	6,200	246,574
Frontier Oil Corp.	7,000	205,450
Goodrich Petroleum Corp.	2,443	50,277
Peabody Energy Corp.	10,900	567,236
Quicksilver Resources, Inc.(1)	2,900	185,397
Southwestern Energy Co.(1)	16,000	751,680
Vintage Petroleum, Inc.	5,600	170,632
		$3,217,303

Security	Shares	Value
Personal Products - 0.8%
Chattem, Inc.(1)	8,216	$340,142
		$340,142
Pharmaceuticals - 0.2%
Penwest Pharmaceuticals Co.(1)	6,700	$79,194
		$79,194
Real Estate - 1.6%
St. Joe Co., (The)	2,000	$163,080
Taubman Centers, Inc.	4,200	143,178
Trammell Crow Co.(1)	9,300	225,432
Trizec Properties, Inc.	8,300	170,731
		$702,421
Road & Rail - 0.4%
Laidlaw International, Inc.(1)	6,900	$166,290
		$166,290
Semiconductors & Semiconductor Equipment - 7.5%
Atheros Communications, Inc.(1)	22,700	$182,962
Cree, Inc.(1)	7,700	196,119
FormFactor, Inc.(1)	9,000	237,780
International Rectifier Corp.(1)	8,800	419,936
Intersil Corp., Class A	21,600	405,432
Lam Research Corp.(1)	13,800	399,372
Marvell Technology Group, Ltd.(1)	8,550	325,242
Microsemi Corp.(1)	17,700	332,760
NVIDIA Corp.(1)	12,400	331,328
Trident Microsystems, Inc.(1)	8,400	190,596
Varian Semiconductor Equipment Associates, Inc.(1)	4,400	162,800
		$3,184,327
Software - 4.0%
Activision, Inc.(1)	24,100	$398,132
Intellisync Corp.(1)	33,000	89,430
MICROS Systems, Inc.(1)	8,800	393,800
NAVTEQ, Corp.(1)	4,100	152,438
Progress Software Corp.(1)	5,500	165,825
SS&C Technologies, Inc.	5,500	174,240
THQ, Inc.(1)	5,100	149,277

See notes to financial statements

15

Special Equities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Software (continued)
VASCO Data Security International, Inc.(1)	19,700	$191,090
		$1,714,232
Specialty Retail - 5.1%
Advance Auto Parts, Inc.(1)	7,450	$480,897
Bebe Stores, Inc.	5,550	146,908
Chico's FAS, Inc.(1)	7,400	253,672
DSW, Inc., Class A(1)	10,187	254,166
GameStop Corp., Class A(1)	6,800	222,428
Hibbet Sporting Goods, Inc.(1)	7,600	287,584
O'Reilly Automotive, Inc.(1)	5,200	155,012
Urban Outfitters, Inc.(1)	4,300	243,767
Zumiez, Inc.(1)	4,669	136,101
		$2,180,535
Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc.(1)	6,748	$177,810
Quiksilver, Inc.(1)	20,000	319,600
		$497,410
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	6,200	$176,514
Downey Financial Corp.	2,900	212,280
IndyMac Bancorp, Inc.	8,600	350,278
		$739,072
Trading Companies & Distributors - 0.5%
Watsco, Inc.	4,700	$200,220
		$200,220
Water Utilities - 0.3%
Aqua America, Inc.	4,000	$118,960
		$118,960
Wireless Telecommunication Services - 4.4%
Nextel Partners, Inc., Class A(1)	21,600	$543,672
NII Holdings, Inc., Class B(1)	20,100	1,285,194
UbiquiTel, Inc.(1)	7,266	59,291
		$1,888,157
Total Common Stocks (identified cost $34,871,935)		$41,349,566

Short-Term Investments - 2.7%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$313	$313,000
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	855	855,000
Total Short-Term Investments (at amortized cost, $1,168,000)		$1,168,000
Total Investments - 99.8% (identified cost $36,039,935)		$42,517,566
Other Assets, Less Liabilities - 0.2%		$81,243
Net Assets - 100.0%		$42,598,809

ADR - American Depository Receipt

(1)  Non-income producing security.

See notes to financial statements

16

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $36,039,935)	$42,517,566
Cash	49
Receivable for investments sold	707,623
Interest and dividends receivable	13,941
Total assets	$43,239,179
Liabilities
Payable for investments purchased	$600,120
Payable to affiliate for Trustees' fees	326
Accrued expenses	39,924
Total liabilities	$640,370
Net Assets applicable to investors' interest in Portfolio	$42,598,809
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$36,121,175
Net unrealized appreciation (computed on the basis of identified cost)	6,477,634
Total	$42,598,809

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $2,130)	$75,030
Interest	30,670
Total investment income	$105,700
Expenses
Investment adviser fee	$140,562
Custodian fee	38,576
Legal and accounting services	19,581
Miscellaneous	2,807
Total expenses	$201,526
Net investment loss	$(95,826)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$1,491,786
Foreign currency transactions	(983)
Net realized gain	$1,490,803
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(3,044,464)
Foreign currency	(8)
Net change in unrealized appreciation (depreciation)	$(3,044,472)
Net realized and unrealized loss	$(1,553,669)
Net decrease in net assets from operations	$(1,649,495)

See notes to financial statements

17

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment loss	$(95,826)	$(301,458)
Net realized gain from investments and foreign currency transactions	1,490,803	1,784,708
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,044,472)	328,477
Net increase (decrease) in net assets from operations	$(1,649,495)	$1,811,727
Capital transactions - Contributions	$759,794	$2,218,090
Withdrawals	(5,590,456)	(10,768,954)
Net decrease in net assets from capital transactions	$(4,830,662)	$(8,550,864)
Net decrease in net assets	$(6,480,157)	$(6,739,137)
Net Assets
At beginning of period	$49,078,966	$55,818,103
At end of period	$42,598,809	$49,078,966

See notes to financial statements

18

Special Equities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.91	%(2)	0.87%	0.89%	0.82%	0.75%	0.74%
Net expenses after custodian fee reduction	0.91	%(2)	0.87%	0.89%	0.82%	0.75%	0.74%
Net investment loss	(0.43	)%(2)	(0.61)%	(0.68)%	(0.57)%	(0.53)%	(0.23)%
Portfolio Turnover	127%		264%	292%	188%	92%	136%
Total Return(1)	(3.17)%		4.49%	31.90%	(32.40)%	(23.40)%	-
Net assets, end of period (000's omitted)	$42,599		$49,079	$55,818	$50,758	$82,862	$104,429
† The operating expenses of the Portfolio in 2004 reflect a reduction of the investment advisor fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
Expenses			0.88%
Expenses after custodian fee reduction			0.88%
Net investment loss			(0.62)%

(1)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(2)  Annualized.

See notes to financial statements

19

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2005, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

20

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

F  Foreign Currency Translation - Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2005, the fee amounted to $140,562. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2005, BMR did not waive any of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organization. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $54,591,346 and $59,405,627, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$36,039,935
Gross unrealized appreciation	$6,826,418
Gross unrealized depreciation	(348,787)
Net unrealized appreciation	$6,477,631

21

Special Equities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	97%	3%
James B. Hawkes	97%	3%
Samuel L. Hayes, III	97%	3%
William H. Park	97%	3%
Ronald A. Pearlman	97%	3%
Norton H. Reamer	97%	3%
Lynn A. Stout	97%	3%
Ralph F. Verni	97%	3%

Results are rounded to the nearest whole number.

7  Subsequent Event

Effective July 1, 2005, Martha G. Locke became the portfolio manager of the Portfolio. Ms. Locke has been an analyst and a Vice President of Eaton Vance Management and Boston Management and Research for more than seven years and co-managed another Eaton Vance portfolio from 2001 to 2003.

22

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Special Equities Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreements agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Special Equities Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee noted that the investment adviser has taken action to improve performance, such as the hiring of a new portfolio manager in June 2003. The Special Committee concluded that it is appropriate to allow reasonable time to evaluate the effectiveness of this action. With respect to its review of investment advisory fees, the

23

Eaton Vance Special Equities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio. The Special Committee concluded that, in light of the size of the Portfolio and the level of profitability to the adviser, the adviser and its affiliates are not realizing material economies of scale.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Special Equities Fund

INVESTMENT MANAGEMENT

Eaton Vance Special Equities Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Special Equities Portfolio

Officers Duncan W. Richardson President Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Complaince Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser of Special Equities Portfolio
Boston Management and Research

The Eaton Vance Building

255 State Street

Boston, MA 02109

Administrator of Eaton Vance Special Equities Fund
Eaton Vance Management

The Eaton Vance Building

255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building

255 State Street

Boston, MA 02109

(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Eaton Vance Special Equities Fund

The Eaton Vance Building

255 State Street

Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

172-8/05  SESRC

Semiannual Report June 30, 2005

EATON VANCE
UTILITIES
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

• Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

• None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

• Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

• We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commision's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Utilities Fund as of June 30, 2005

INVESTMENT UPDATE

Judith A. Saryan
Portfolio Manager

The Fund

Performance for the Past Six Months

•                  For the six months ended June 30,  2005, the Fund’s Class A shares had a total return of 10.59%.(1)  This return was the result of an increase in net asset value (NAV) per share to $10.71  on June 30, 2005, from $9.79 on December 31, 2004, and the reinvestment of $0.108 per share in dividends.

•                  The Fund’s Class B shares had a total return of 10.20%(1) for the same period, the result of an increase in NAV per share to $13.06 on June 30, 2005, from $11.91 on December 31, 2004, and the reinvestment of $0.060 per share in dividends.

•                  The Fund’s Class C shares had a total return of 10.22%(1) for the same period, the result of an increase in NAV per share to $14.17 on June 30, 2005, from $12.91 on December 31, 2004, and the reinvestment of $0.055 per share in dividends.

•                  The Fund’s Class I shares had a total return of 1.32%(1) from inception on June 20, 2005 through June 30, 2005, the result of an increase in NAV per share to $10.71 on June 30, 2005, from $10.57 on June 20, 2005.

•                  For comparison, for the six-month period ended June 30, 2005, the S&P Utilities Index returned 15.24%, while the average return for the Fund’s Lipper Classification,  Lipper Utilities Funds, was 10.04%.(2)

Management Discussion

•                  In the first half of 2005, utility stocks continued the strong performance seen in 2004. Long-term interest rates remained low, keeping borrowing costs in check, while prices remained firm, as power suppliers struggled to keep pace with robust demand in the face of another hot summer across the U.S. and Europe. In addition, as a result of deregulation, some electric power companies have invested in nuclear and coal-fired power generation plants, and these companies have benefited significantly from these investments due to surging energy prices.

•                  Equity investors were somewhat jittery during the six-month period ended June 30, 2005, as media reports were dominated by mixed signals on the economy, escalating commodity prices — especially oil — and declining long-term interest rates. Ironically, these same factors were key drivers for utility stocks, propelling the sector to new highs. Defensive, higher-yielding stocks, such as utilities, tend to thrive during periods of economic uncertainty and low long-term interest rates.

•                  The Fund currently invests its assets in a separate registered investment company with the same objectives and policies as the Fund (the “Portfolio”). Management’s successful stock selection helped the Fund to slightly out-perform the average return of its Lipper Classification; however, the Portfolio’s holdings of telecommunications stocks, which underperformed electric utilities during the period, were the primary reason that the Fund lagged the S&P Utilities Index. This index consists entirely of electric utilities, which was the strongest-performing sector within the broader utilities group over the six-month period.(2)

•                  Management increased the Portfolio’s exposure to international utilities — especially in Europe — believing they were more attractively valued. As a result of the dollar’s strengthening during the period, the Portfolio’s international holdings detracted from returns.

•                  Some of the Portfolio’s utility holdings have significant exposure to the oil and gas industries, and these securities performed very well — even outperforming the strong electric power sector. Management reduced holdings in energy stocks and increased holdings of natural gas utilities that have diversified into exploration and production of natural gas. Several of these stocks were among the Portfolio’s top performers during the period.

The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

(1)       These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. Class I shares generally have no sales charge.

(2)       It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The S&P Utilities Index is an unmanaged market index of utilities stocks.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

2

Eaton Vance Utilities Fund as of June 30, 2005

FUND PERFORMANCE

Performance*	Class A	Class B	Class C	Class I

Average Annual Total Returns (at net asset value)
One Year	33.11%	32.07%	32.12%	N/A
Five Years	5.86	5.06	5.05	N/A
Ten Years	12.78	11.89	11.63	N/A
Life of Fund†	13.03	9.62	9.42	1.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	25.51%	27.07%	31.12%	N/A
Five Years	4.62	4.73	5.05	N/A
Ten Years	12.11	11.89	11.63	N/A
Life of Fund†	12.75	9.62	9.42	1.32

†                  Inception Dates – Class A: 12/18/81; Class B and Class C: 11/1/93; Class I: 6/20/05

*                 Average annual total returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC average annual total returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class C shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-year return for Class C reflects a 1% CDSC. Class I shares generally have no sales charge.

Common Stock Investments by Sector**

By net assets

**          Portfolio information may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month-end, please refer to www.eatonvance.com.

3

Eaton Vance Utilities Fund as of June 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 — June 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Utilities Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/05)	(6/30/05)	(1/1/05 — 6/30/05)
Actual
Class A	$1,000.00	$1,105.90	$5.74
Class B	$1,000.00	$1,102.00	$9.64
Class C	$1,000.00	$1,102.20	$9.64

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.51
Class B	$1,000.00	$1,015.60	$9.25
Class C	$1,000.00	$1,015.60	$9.25

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.10% for Class A shares, 1.85% for Class B shares, and 1.85% for Class C shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio. Class I shares commenced operations on June 20, 2005, and are not included in this table.

4

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investment in Utilities Portfolio, at value (identified cost, $570,096,862)	$760,853,000
Receivable for Fund shares sold	3,253,933
Prepaid expenses	8,288
Total assets	$764,115,221
Liabilities
Payable for Fund shares redeemed	$573,161
Payable to affiliate for distribution and service fees	15,989
Payable to affiliate for Trustees' fees	804
Accrued expenses	122,395
Total liabilities	$712,349
Net Assets	$763,402,872
Sources of Net Assets
Paid-in capital	$565,553,326
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,624,230
Accumulated undistributed net investment income	5,469,178
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	190,756,138
Total	$763,402,872
Class A Shares
Net Assets	$574,033,015
Shares Outstanding	53,605,887
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.71
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.71)	$11.36
Class B Shares
Net Assets	$89,560,312
Shares Outstanding	6,855,363
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$13.06
Class C Shares
Net Assets	$98,453,471
Shares Outstanding	6,947,170
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.17
Class I Shares
Net Assets	$1,356,074
Shares Outstanding	126,607
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.71
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends allocated from Portfolio (net of foreign taxes, $975,387)	$15,055,785
Interest allocated from Portfolio	91,014
Expenses allocated from Portfolio	(2,373,889)
Net investment income from Portfolio	$12,772,910
Expenses
Trustees' fees and expenses	$1,448
Distribution and service fees
Class A	641,567
Class B	390,879
Class C	391,609
Transfer and dividend disbursing agent fees	312,460
Printing and postage	61,239
Registration fees	48,584
Legal and accounting services	24,524
Custodian fee	18,974
Miscellaneous	10,604
Total expenses	$1,901,888
Net investment income	$10,871,022
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$23,428,736
Foreign currency transactions	(94,587)
Net realized gain	$23,334,149
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$35,881,796
Foreign currency	(78,096)
Net change in unrealized appreciation (depreciation)	$35,803,700
Net realized and unrealized gain	$59,137,849
Net increase in net assets from operations	$70,008,871

See notes to financial statements

5

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$10,871,022	$13,630,381
Net realized gain from investment and foreign currency transactions	23,334,149	30,445,303
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,803,700	76,946,656
Net increase in net assets from operations	$70,008,871	$121,022,340
Distributions to shareholders - From net investment income
Class A	$(5,556,501)	$(11,208,645)
Class B	(384,773)	(1,166,702)
Class C	(322,127)	(848,866)
Total distributions to shareholders	$(6,263,401)	$(13,224,213)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$74,524,471	$77,123,087
Class B	17,166,450	21,845,949
Class C	31,172,458	34,137,706
Class I	1,340,291	-
Net asset value of shares issued to shareholders in payment of distributions declared Class A	3,856,872	7,565,186
Class B	237,455	746,831
Class C	156,058	466,803
Cost of shares redeemed Class A	(41,865,776)	(62,097,179)
Class B	(7,207,213)	(11,550,301)
Class C	(5,714,205)	(8,248,153)
Class I	(2,046)	-
Net asset value of shares exchanged Class A	664,867	22,478,034
Class B	(664,867)	(22,478,034)
Net increase in net assets from Fund share transactions	$73,664,815	$59,989,929
Net increase in net assets	$137,410,285	$167,788,056
Net Assets
At beginning of period	$625,992,587	$458,204,531
At end of period	$763,402,872	$625,992,587
Accumulated undistributed net investment income included in net assets
At end of period	$5,469,178	$861,557

See notes to financial statements

6

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$9.790		$8.040		$6.580	$7.740	$10.060	$11.650
Income (loss) from operations
Net investment income	$0.170		$0.238		$0.196	$0.207	$0.141	$0.134
Net realized and unrealized gain (loss)	0.858		1.743		1.474	(1.174)	(1.997)	0.593
Total income (loss) from operations	$1.028		$1.981		$1.670	$(0.967)	$(1.856)	$0.727
Less distributions
From net investment income	$(0.108)		$(0.231)		$(0.210)	$(0.193)	$(0.155)	$(0.115)
From net realized gain	-		-		-	-	(0.309)	(2.202)
Total distributions	$(0.108)		$(0.231)		$(0.210)	$(0.193)	$(0.464)	$(2.317)
Net asset value - End of period	$10.710		$9.790		$8.040	$6.580	$7.740	$10.060
Total Return(2)	10.59%		25.11%		25.92%	(12.50)%	(18.93)%	6.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$574,033		$488,659		$358,460	$295,493	$360,738	$492,352
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.10	%(5)†	1.10	%†	1.15%	1.14%	1.10%	1.08%
Expenses after custodian fee reduction(3)	1.10	%(5)†	1.10	%†	1.15%	1.14%	1.10%	1.08%
Interest expense(3)	-	(4)	-	(4)	- (4)	- (4)	0.01%	0.01%
Net investment income	3.41	%(5)†	2.79	%†	2.81%	2.99%	1.62%	1.18%
Portfolio Turnover of the Portfolio	32%		59%		106%	146%	169%	149%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

See notes to financial statements

7

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$11.910		$9.780		$8.010	$9.440	$12.180	$13.680
Income (loss) from operations
Net investment income	$0.163		$0.203		$0.174	$0.189	$0.092	$0.056
Net realized and unrealized gain (loss)	1.047		2.125		1.796	(1.439)	(2.423)	0.691
Total income (loss) from operations	$1.210		$2.328		$1.970	$(1.250)	$(2.331)	$0.747
Less distributions
From net investment income	$(0.060)		$(0.198)		$(0.200)	$(0.180)	$(0.100)	$(0.045)
From net realized gain	-		-		-	-	(0.309)	(2.202)
Total distributions	$(0.060)		$(0.198)		$(0.200)	$(0.180)	$(0.409)	$(2.247)
Net asset value - End of period	$13.060		$11.910		$9.780	$8.010	$9.440	$12.180
Total Return(2)	10.20%		24.15%		25.03%	(13.24)%	(19.51)%	5.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$89,560		$72,435		$71,199	$43,244	$54,199	$71,098
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.85	%(5)†	1.85	%†	1.90%	1.89%	1.85%	1.85%
Expenses after custodian fee reduction(3)	1.85	%(5)†	1.85	%†	1.90%	1.89%	1.85%	1.85%
Interest expense(3)	-	(4)	-	(4)	- (4)	- (4)	0.01%	0.01%
Net investment income	2.68	%(5)†	1.96	%†	2.03%	2.24%	0.87%	0.42%
Portfolio Turnover of the Portfolio	32%		59%		106%	146%	169%	149%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

See notes to financial statements

8

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)(1)		2004(1)		2003(1)	2002(1)	2001(1)	2000(1)
Net asset value - Beginning of period	$12.910		$10.600		$8.670	$10.200	$13.130	$14.580
Income (loss) from operations
Net investment income	$0.179		$0.226		$0.183	$0.204	$0.099	$0.058
Net realized and unrealized gain (loss)	1.136		2.297		1.952	(1.549)	(2.620)	0.739
Total income (loss) from operations	$1.315		$2.523		$2.135	$(1.345)	$(2.521)	$0.797
Less distributions
From net investment income	$(0.055)		$(0.213)		$(0.205)	$(0.185)	$(0.100)	$(0.045)
From net realized gain	-		-		-	-	(0.309)	(2.202)
Total distributions	$(0.055)		$(0.213)		$(0.205)	$(0.185)	$(0.409)	$(2.247)
Net asset value - End of period	$14.170		$12.910		$10.600	$8.670	$10.200	$13.130
Total Return(2)	10.22%		24.13%		25.03%	(13.24)%	(19.55)%	5.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$98,453		$64,898		$28,546	$11,363	$9,652	$10,806
Ratios (As a percentage of average daily net assets):
Expenses(3)	1.85	%(5)†	1.85	%†	1.90%	1.89%	1.85%	1.85%
Expenses after custodian fee reduction(3)	1.85	%(5)†	1.85	%†	1.90%	1.89%	1.85%	1.85%
Interest expense(3)	-	(4)	-	(4)	- (4)	- (4)	0.01%	0.01%
Net investment income	2.71	%(5)†	2.00	%†	1.96%	2.25%	0.87%	0.41%
Portfolio Turnover of the Portfolio	32%		59%		106%	146%	169%	149%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Includes the Fund's share of the Portfolio's allocated expenses.

(4)  Represents less than 0.01%.

(5)  Annualized.

See notes to financial statements

9

Eaton Vance Utilities Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended June 30, 2005 (Unaudited)(1)(2)
Net asset value - Beginning of period	$10.570
Income (loss) from operations
Net investment income	$0.010
Net realized and unrealized gain	0.130
Total income from operations	$0.140
Net asset value - End of period	$10.710
Total Return(3)	1.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,356
Ratios (As a percentage of average daily net assets):
Expenses(4)	0.85	%(6)†
Interest expense(4)	0.00	%(5)(6)
Net investment income	2.74	%(6)†
Portfolio Turnover of the Portfolio	32%

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios would have been the same.

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on June 20, 2005 to June 30, 2005.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Represents less than 0.01%.

(6)  Annualized.

See notes to financial statements

10

Eaton Vance Utilities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Utilities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class I shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (see Note 6). Class I shares are offered at net asset value and are not subject to a sales charge. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover of $21,632,478 will expire on December 31, 2010. During the year ended December 31, 2004, capital loss carryovers of $30,234,496 were utilized to offset net realized gains.

D  Other - Investment transactions are accounted for on a trade-date basis.

E  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

11

Eaton Vance Utilities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the period ended June 30, 2005, there were no credit balances used to reduce the Fund's custodian fee.

I  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	7,398,987	8,997,276
Issued to shareholders electing to receive payments of distributions in Fund shares	385,132	885,699
Redemptions	(4,171,657)	(7,267,735)
Exchange from Class B shares	66,164	2,715,995
Net increase	3,678,626	5,331,235

Class B	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	1,399,178	2,079,759
Issued to shareholders electing to receive payments of distributions in Fund shares	19,470	72,672
Redemptions	(589,194)	(1,118,817)
Exchange to Class A shares	(54,279)	(2,232,264)
Net increase (decrease)	775,175	(1,198,650)
Class C	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	2,339,697	3,024,272
Issued to shareholders electing to receive payments of distributions in Fund shares	11,801	41,605
Redemptions	(429,783)	(733,644)
Net increase	1,921,715	2,332,233
Class I	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Sales	126,801	-
Redemptions	(194)	-
Net increase	126,607	-

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2005, EVM earned $20,780 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $139,744 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2005.

12

Eaton Vance Utilities Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $293,159 and $293,707 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2005, the amounts of Uncovered Distribution Charges EVD calculated under the Plans were approximately $1,631,000 and $5,987,000 for Class B and Class C shares, respectively.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2005 amounted to $641,567, $97,720 and $97,902 for Class A, Class B and Class C shares, respectively.

6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchase in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $500, $115,000 and $8,000 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $122,362,435 and $59,059,136, respectively, for the six months ended June 30, 2005.

8  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	47,631,679	668,244
James B. Hawkes	47,640,299	659,623
Samuel L. Hayes, III	47,598,224	701,698
William H. Park	47,661,257	638,665
Ronald A. Pearlman	47,623,090	676,823
Norton H. Reamer	47,603,130	696,792
Lynn A. Stout	47,628,282	671,640
Ralph F. Verni	47,643,150	656,773

Each nominee was also elected a Trustee of the Portfolio.

13

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks - 97.2%
Security	Shares	Value
Auto and Parts - 1.0%
Adesa, Inc.	350,000	$7,619,500
		$7,619,500
Broadcasting and Cable - 2.0%
Antena 3 Television SA	3,380	$67,581
Inmarsat PLC(1)	500,000	3,029,240
New Skies Satellites Holding, Ltd.	150,000	2,977,500
Ovation, Inc.(1)(2)	18,040	200,000
PanAmSat Holding Corp.	419,005	8,593,793
		$14,868,114
Communications Equipment - 0.5%
Nokia Oyj ADR	250,000	$4,160,000
		$4,160,000
Electric Utilities - 37.8%
ALLETE, Inc.	316,666	$15,801,633
British Energy Group PLC(1)	1,000,000	7,283,599
E. ON AG ADR	560,000	16,581,600
Edison International	600,000	24,330,000
Enel SPA	1,000,000	8,730,317
Entergy Corp.	305,000	23,042,750
Exelon Corp.	461,250	23,675,962
FirstEnergy Corp.	100,000	4,811,000
Fortis, Inc.	50,000	3,173,171
Fortum Oyj	450,000	7,218,501
FPL Group, Inc.	381,860	16,061,032
National Grid Transco PLC	563,810	5,451,558
NorthWestern Corp.	225,000	7,092,000
NRG Energy, Inc.(1)	340,000	12,784,000
NSTAR	200,000	6,166,000
Ormat Technologies, Inc.	296,400	5,661,240
PG&E Corp.	575,000	21,585,500
PPL Corp.	180,000	10,688,400
Public Power Corp.	65,000	1,620,466
RWE AG	220,000	14,133,274
Scottish and Southern Energy PLC	650,000	11,767,618
Scottish Power PLC	1,054,290	9,358,748
Terna SPA	1,250,000	3,237,128
TXU Corp.	325,000	27,004,250
		$287,259,747

Security	Shares	Value
Engineering and Construction - 1.4%
Bouygues SA	250,000	$10,338,969
		$10,338,969
Gas Utilities - 6.8%
AGL Resources, Inc.	200,000	$7,730,000
Equitable Resources, Inc.	210,000	14,280,000
KeySpan Corp.	98,857	4,023,480
NiSource, Inc.	150,000	3,709,500
ONEOK, Inc.	272,600	8,900,390
Questar Corp.	200,000	13,180,000
		$51,823,370
Integrated Oil - 3.2%
BP PLC ADR	25,000	$1,559,500
Exxon Mobil Corp.	125,000	7,183,750
Statoil ASA	250,000	5,087,406
Statoil ASA ADR	250,000	5,075,000
Total SA ADR	50,000	5,842,500
		$24,748,156
Oil and Gas-Exploration and Production - 3.1%
Denbury Resources, Inc.(1)	25,000	$994,250
Southwestern Energy Co.(1)	252,000	11,838,960
Talisman Energy, Inc.	170,000	6,386,900
Vintage Petroleum, Inc.	150,000	4,570,500
		$23,790,610
Oil and Gas-Refining and Marketing - 5.9%
Halliburton Co.	200,000	$9,564,000
Kinder Morgan, Inc.	135,000	11,232,000
Neste Oil Oyj	312,500	8,096,222
Williams Co., Inc. (The)	850,000	16,150,000
		$45,042,222
Telecommunications Services - 20.1%
BCE, Inc.	585,400	$13,862,272
BellSouth Corp.	550,000	14,613,500
Chunghwa Telecom Co., Ltd. ADR	180,000	3,857,400
Commonwealth Telephone Enterprises, Inc.	100,000	4,191,000
Deutsche Telekom AG ADR	300,000	5,526,000

See notes to financial statements

14

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Telecommunications Services (continued)
Fairpoint Communciations, Inc.	150,000	$2,422,500
France Telecom SA	500,000	14,556,997
Koninklijke (Royal) KPN NV	700,000	5,856,813
Portugal Telecom, SGPS, SA	500,000	4,758,343
SBC Communications, Inc.	350,000	8,312,500
Sprint Corp.	175,000	4,390,750
TDC A/S	335,600	14,373,553
Telecom Corporation of New Zealand, Ltd.	1,000,000	4,183,428
Telecom Italia SPA	1,000,000	2,587,677
Telefonos de Mexico SA de CV (Telmex) ADR	500,000	9,445,000
Telenor ASA	500,000	3,973,858
TELUS Corp.	450,000	15,304,500
Verizon Communications, Inc.	590,000	20,384,500
		$152,600,591
Transportation - 0.3%
Societe des Autoroutes du Nord et de l'Est de la France(1)	15,850	$850,832
Societe des Autoroutes Paris-Rhin-Rhone	30,000	1,779,247
		$2,630,079
Utilities-Electric and Gas - 8.1%
CMS Energy Corp.(1)	1,275,000	$19,201,500
Constellation Energy Group, Inc.	25,000	1,442,250
Electrabel SA	20,000	8,734,834
Energy East Corp.	400,000	11,592,000
MDU Resources Group, Inc.	130,000	3,662,100
Sempra Energy	320,000	13,219,200
Wisconsin Energy Corp.	100,000	3,900,000
		$61,751,884
Water Utilities - 3.0%
Aqua America, Inc.	325,000	$9,665,500
United Utilities PLC	630,207	7,436,160
Veolia Environnement	150,000	5,617,168
		$22,718,828
Wireless Telecommunication Services - 4.0%
Alltel Corp.	100,000	$6,228,000
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	72,500

Security	Shares	Value
Wireless Telecommunication Services (continued)
Nextel Communications, Inc., Class A(1)	100,000	$3,231,000
O2 PLC(1)	2,000,000	4,884,426
Vodafone Group PLC ADR	650,000	15,808,000
		$30,223,926
Total Common Stocks (identified cost $547,988,561)		$739,575,996
Convertible Preferred Stocks - 0.4%
Security	Shares	Value
Oil and Gas-Refining and Marketing - 0.4%
Williams Holdings of Delaware(3)	29,400	$2,682,750
		$2,682,750
Total Convertible Preferred Stocks (identified cost $1,470,000)		$2,682,750
Preferred Stocks - 0.2%
Security	Shares	Value
Broadcasting and Cable - 0.2%
Ovation, Inc. (PIK)(1)(2)	807	$1,566,000
		$1,566,000
Total Preferred Stocks (identified cost $3,595,224)		$1,566,000
Convertible Bonds - 0.0%
Security	Principal Amount (000's omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10(3)	$100	$148,375
Total Convertible Bonds (identified cost, $100,000)		$148,375

See notes to financial statements

15

Utilities Portfolio as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants - 0.0%
Security	Shares	Value
Communications Equipment - 0.0%
Lucent Technologies, Inc., Exp. 12/10/07(1)	8,205	$6,318
		$6,318
Total Warrants (identified cost $0)		$6,318
Commercial Paper - 1.4%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 3.38%, 7/1/05	$10,761	$10,761,000
Total Commercial Paper (at amortized cost, $10,761,000)		$10,761,000
Short-Term Investments - 0.3%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.40%, 7/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments - 99.5% (identified cost $565,914,785)		$756,740,439
Other Assets, Less Liabilities - 0.5%		$4,112,608
Net Assets - 100.0%		$760,853,047

ADR - American Depository Receipt

PIK - Payment In Kind.

(1)  Non-income producing security.

(2)  Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $2,831,125 or 0.4% of the Portfolio's net assets.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
Hong Kong	0%	$72,500
Spain	0	67,581
Greece	0.2	1,620,466
Bermuda	0.4	2,977,500
Taiwan	0.5	3,857,400
New Zealand	0.6	4,183,428
Portugal	0.6	4,758,343
Netherlands	0.8	5,856,813
Belgium	1.1	8,734,834
Mexico	1.2	9,445,000
Denmark	1.9	14,373,553
Italy	1.9	14,555,122
Norway	1.9	14,136,264
Finland	2.6	19,474,722
Germany	4.8	36,240,874
Canada	5.1	38,726,843
France	5.1	38,985,713
United Kingdom	8.8	66,578,850
United States	62	472,094,633

See notes to financial statements

16

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2005

Assets
Investments, at value (identified cost, $565,914,785)	$756,740,439
Cash	1,828
Interest and dividends receivable	3,785,632
Tax reclaim receivable	438,133
Total assets	$760,966,032
Liabilities
Miscellaneous liabilities	$37,863
Payable to affiliate for Trustees' fees	4,717
Accrued expenses	70,405
Total liabilities	$112,985
Net Assets applicable to investors' interest in Portfolio	$760,853,047
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$570,096,901
Net unrealized appreciation (computed on the basis of identified cost)	190,756,146
Total	$760,853,047

Statement of Operations

For the Six Months Ended
June 30, 2005

Investment Income
Dividends (net of foreign taxes, $975,387)	$15,055,785
Interest	91,014
Total investment income	$15,146,799
Expenses
Investment adviser fee	$2,172,426
Trustees' fees and expenses	9,050
Custodian fee	169,570
Legal and accounting services	19,005
Interest expense	10,099
Miscellaneous	6,879
Total expenses	$2,387,029
Deduct - Preliminary reduction of investment adviser fee	$13,140
Total expense reductions	$13,140
Net expenses	$2,373,889
Net investment income	$12,772,910
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$23,428,738
Foreign currency transactions	(94,587)
Net realized gain	$23,334,151
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$35,881,799
Foreign currency	(78,096)
Net change in unrealized appreciation (depreciation)	$35,803,703
Net realized and unrealized gain	$59,137,854
Net increase in net assets from operations	$71,910,764

See notes to financial statements

17

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
From operations - Net investment income	$12,772,910	$16,421,865
Net realized gain from investment and foreign currency transactions	23,334,151	30,445,305
Net change in unrealized appreciation (depreciation) from investments and foreign currency	35,803,703	76,946,660
Net increase in net assets from operations	$71,910,764	$123,813,830
Capital transactions - Contributions	$122,362,435	$132,359,731
Withdrawals	(59,059,136)	(88,873,138)
Net increase in net assets from capital transactions	$63,303,299	$43,486,593
Net increase in net assets	$135,214,063	$167,300,423
Net Assets
At beginning of period	$625,638,984	$458,338,561
At end of period	$760,853,047	$625,638,984

See notes to financial statements

18

Utilities Portfolio as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2005		Year Ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Expenses	0.71	%(1)	0.72%	0.72%	0.73%	0.71%	0.71%
Expenses after custodian fee reduction	0.71	%(1)	0.72%	0.72%	0.73%	0.71%	0.71%
Interest expense	-	(2)	- (2)	- (2)	- (2)	0.01%	0.01%
Net investment income	3.81	%(1)	3.16%	3.22%	3.40%	2.00%	1.54%
Portfolio Turnover	32%		59%	106%	146%	169%	149%
Total Return(3)	10.79%		25.57%	26.44%	(12.13)%	(18.61)%	-
Net assets, end of period (000's omitted)	$760,853		$625,639	$458,339	$351,078	$425,707	$574,586

†  The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Annualized.

(2)  Represents less than 0.01%.

(3)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

19

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Utilities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve total return by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2005, the Eaton Vance Utilities Fund held an approximate 99.9% interest in the Portfolio. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes - The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and

20

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Delayed Delivery Transactions - The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

G  Other - Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

H  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred

J  Interim Financial Statements - The interim financial statements relating to June 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is payable monthly at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. However, BMR has contractually agreed to reduce its advisory fee to 0.65% of the Portfolio's average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and at reduced rates as daily net assets exceed that level. This contractual reduction which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on June 14, 2004. For the six months ended June 30, 2005, the fee was equivalent to 0.648% (annualized) of the Portfolio's average daily net assets for such period and amounted to $2,172,426. Effective May 1, 2004, BMR has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the period ended June 30, 2005, BMR waived $13,140 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the

21

Utilities Portfolio as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2005, no significant amounts have been deferred.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $266,811,595, and $205,125,260, respectively, for the six months ended June 30, 2005.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$565,914,785
Gross unrealized appreciation	$200,051,197
Gross unrealized depreciation	(9,225,543)
Net unrealized appreciation	$190,825,654

The net unrealized depreciation on foreign currency was $69,508 at June 30, 2005.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2005.

6  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

22

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Utilities Portfolio (the "Portfolio") and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of the Eaton Vance Utilities Fund (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  The allocation of brokerage and the benefits received by the investment adviser as a result of brokerage allocation;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

In evaluating the investment advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other investment advisory personnel whose responsibilities include portfolio management. The Special Committee evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fee paid by the Portfolio is within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds. The Special Committee

23

Eaton Vance Utilities Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

also considered the extent to which the investment adviser and its affiliates appear to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place for the Portfolio will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group, as well as the investment adviser's implementation of a soft dollar reimbursement program. Pursuant to the soft dollar reimbursement program, the Portfolio may receive reimbursement payments in respect of third party research services obtained by the investment adviser as a result of soft dollar credits generated through trading on behalf of the Portfolio. The Special Committee also considered the other profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that, in light of the services rendered, the profits realized by the investment adviser are not unreasonable.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

24

Eaton Vance Utilities Fund

INVESTMENT MANAGEMENT

Eaton Vance Utilities Fund

Officers
Thomas E. Faust Jr.
President
Duke E. Laflamme
Vice President
Thomas H. Luster
Vice President
George C. Pierides
Vice President
James L. O'Connor
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Utilities Portfolio

Officers Duncan W. Richardson President Judith A. Saryan Vice President and Portfolio Manager William J. Austin, Jr. Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III (Chairman) Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

25

Investment Adviser of Utilities Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Utilities Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street

Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Utilities Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

159-8/05  UTSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.    Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	August 22, 2005

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President

Date:	August 23, 2005